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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 12/31/11

Item 1. Schedule of Investments.

Janus Asia Equity Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 91.3%
Airlines — 1.3%
50,000	Air China, Ltd.	$ 36,955
768	Korean Air Lines Co., Ltd.	29,187
66,142
Apparel Manufacturers — 2.8%
100,000	China Lilang, Ltd.	87,429
138,000	Sitoy Group Holdings, Ltd.	52,419
139,848
Automotive - Cars and Light Trucks — 2.3%
32,500	Great Wall Motor Co., Ltd.	47,455
380	Hyundai Motor Co.	70,641
118,096
Automotive - Truck Parts and Equipment - Original — 0.7%
134	Hyundai Mobis	34,152
Building - Heavy Construction — 1.5%
79,500	China Railway Construction Corp., Ltd.	43,812
406	Daelim Industrial Co., Ltd.	31,890
75,702
Building and Construction - Miscellaneous — 0.7%
436	GS Engineering & Construction Corp.	35,164
Building and Construction Products - Miscellaneous — 1.1%
48,000	China National Building Material Co., Ltd.	54,512
Building Products - Cement and Aggregate — 1.7%
100,000	Asia Cement China Holdings Corp.	46,869
22,000	Indocement Tunggal Prakarsa Tbk PT	41,402
88,271
Casino Hotels — 2.5%
13,800	Genting Berhad	47,902
33,000	Genting Singapore PLC*	38,428
1,740	Kangwon Land, Inc.	41,087
127,417
Cellular Telecommunications — 1.9%
10,000	China Mobile, Ltd.	97,730
Coal — 2.3%
159,000	Adaro Energy Tbk PT	31,063
19,500	China Shenhua Energy Co., Ltd.	84,616
115,679
Commercial Banks — 11.0%
16,500	BOC Hong Kong Holdings, Ltd.	39,092
152,000	China Construction Bank Corp.	106,079
17,700	CIMB Group Holdings Berhad	41,555
11,000	DBS Group Holdings, Ltd.	97,725
4,522	HDFC Bank, Ltd.	36,350
166,000	Industrial and Commercial Bank of China, Ltd.	98,536
54,000	PT Bank Mandiri	40,232
9,700	Siam Commercial Bank PCL	35,852
13,012	Yes Bank, Ltd.	58,517
553,938
Computer Services — 0.8%
801	Infosys, Ltd.	41,749
Computers — 1.8%
6,000	Asustek Computer, Inc.	42,718
24,000	Quanta Computer, Inc.	50,509
93,227
Consumer Products - Miscellaneous — 1.2%
38,100	Samsonite International S.A.*	59,753
Cosmetics and Toiletries — 0.7%
17,750	L'Occitane International S.A.	35,654
Distribution/Wholesale — 1.0%
20,000	YGM Trading, Ltd.	51,891
Diversified Financial Services — 2.7%
57,885	Chinatrust Financial Holding Co., Ltd.	36,145
31,498	Fubon Financial Holding Co., Ltd.	33,352
1,010	Hana Financial Group, Inc.	31,224
7	KB Financial Group, Inc.	222
1,019	Shinhan Financial Group Co., Ltd.	35,384
136,327
Diversified Operations — 4.7%
185,000	Alliance Global Group, Inc.	43,931
4,000	Hutchison Whampoa, Ltd.	33,504
6,000	Keppel Corp., Ltd.	43,032
39,000	Melco International Development, Ltd.	28,975
16,100	Sime Darby Berhad	46,740
3,500	Swire Pacific, Ltd. - Class A	42,250
238,432
Electric - Integrated — 0.9%
2,040	Korea Electric Power, Corp.*	45,392
Electronic Components - Miscellaneous — 0.9%
16,000	Hon Hai Precision Industry Co., Ltd.	43,822
Electronic Components – Semiconductors — 3.8%
210	Samsung Electronics Co., Ltd.**	193,315
Electronic Measuring Instruments — 0.8%
20,000	Chroma ATE, Inc.	39,249
Electronic Parts Distributors — 0.7%
28,000	WT Microelectronics Co., Ltd.	36,170
Energy – Alternate Sources — 0.8%
228,000	China Suntien Green Energy Corp., Ltd.	39,926
Food - Miscellaneous/Diversified — 0.7%
67,500	PT Indofood Sukses Makmur	34,272
Footwear and Related Apparel — 0.6%
15,000	Stella International Holdings, Ltd.	32,602
Hotels and Motels — 0.7%
20,000	Shangri-La Asia, Ltd.	34,508
Internet Applications Software — 0.8%
1,900	Tencent Holdings, Ltd.	38,189
Life and Health Insurance — 1.7%
14,000	AIA Group, Ltd.	43,715
600	Samsung Life Insurance Co., Ltd.	42,257
85,972
Machinery - Construction and Mining — 1.6%
77,000	Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	82,886
Marine Services — 0.6%
28,000	COSCO Pacific, Ltd.	32,700
Medical - Drugs — 1.4%
20,000	Aurobindo Pharma, Ltd.	32,071
6,593	Glenmark Pharmaceuticals, Ltd.	36,448
68,519
Metal - Copper — 0.5%
3,000,000	CST Mining Group, Ltd.*	24,336
Metal - Diversified — 0.8%
660	Rio Tinto, Ltd.	40,697
Multi-Line Insurance — 1.4%
10,500	Ping An Insurance Group Co.	69,222
Oil Companies - Exploration and Production — 1.0%
30,000	CNOOC, Ltd.	52,457
Oil Companies - Integrated — 1.5%
30,000	China Petroleum & Chemical Corp.	31,560
4,200	PTT PCL	42,373
73,933
Oil Refining and Marketing — 0.7%
2,632	Reliance Industries, Ltd.	34,347
Petrochemicals — 1.3%
14,000	Formosa Chemicals & Fibre Corp.	36,956
111	LG Chem, Ltd.	30,833
67,789
Property and Casualty Insurance — 0.8%
221	Samsung Fire & Marine Insurance Co., Ltd.	40,613
Public Thoroughfares — 1.3%
150,000	Shenzhen Expressway Co., Ltd.	63,351
Real Estate Management/Services — 0.8%
53,400	AMIS AMP Capital Industrial REIT	38,917
Real Estate Operating/Development — 6.2%
5,000	Cheng Kong Holdings, Ltd.	59,488
16,000	China Overseas Land & Investment, Ltd.	26,741
900,000	CSI Properties, Ltd.	26,074
9,446	DLF, Ltd.	32,572
10,000	Fraser and Neave, Ltd.	47,814
20,000	Housing Development & Infrastructure, Ltd.*	20,094
100,000	Shun Tak Holdings, Ltd.	37,341
5,000	Sun Hung Kai Properties, Ltd.	62,674
312,798
REIT - Hotels — 0.8%
50,000	Ascott Residence Trust	38,174
Retail - Automobile — 1.0%
52,000	Baoxin Auto Group, Ltd.	50,485
Retail - Convenience Stores — 0.9%
8,000	President Chain Store Corp.	43,610
Retail - Regional Department Stores — 1.6%
23,320	Far Eastern Department Stores Co., Ltd.	27,505
180	Lotte Shopping Co., Ltd.	53,213
80,718
Semiconductor Components/Integrated Circuits — 4.1%
58,000	Advanced Semiconductor Engineering, Inc.	49,630
113,000	King Yuan Electronics Co., Ltd.	37,707
48,000	Taiwan Semiconductor Manufacturing Co., Ltd.	120,206
207,543
Steel - Producers — 3.3%
48,000	China Steel Corp.	45,672
2,690	JSW Steel, Ltd.	25,694
280	POSCO	92,763
164,129
Telecommunication Services — 1.1%
58,000	China Telecom Corp., Ltd.	33,009
10,000	Singapore Telecommunications, Ltd.	23,830
56,839
Textile - Apparel — 0.9%
35,000	Shenzhou International Group Holdings, Ltd.	47,500
Textile - Products — 0.8%
128,000	International Taifeng Holdings, Ltd.	40,874
Tobacco — 1.1%
791	KT&G Corp.	55,905
Transportation - Marine — 0.7%
32,000	First Steamship Co., Ltd.	37,320
Total Common Stock (cost $5,310,785)	4,612,763
Money Market — 8.7%
441,037	Janus Cash Liquidity Fund LLC, 0% (cost $441,037)	441,037
Total Investments (total cost $5,751,822) – 100%	$ 5,053,800

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$40,697	0.8%
Bermuda	93,282	1.8%
Cayman Islands	370,218	7.3%
China	751,993	14.9%
Hong Kong	701,923	13.9%
India	317,842	6.3%
Indonesia	146,969	2.9%
Luxembourg	59,753	1.2%
Malaysia	174,625	3.5%
Philippines	43,931	0.9%
Singapore	289,492	5.7%
South Korea	863,242	17.1%
Taiwan	680,571	13.5%
Thailand	78,225	1.5%
United States††	441,037	8.7%
Total	$5,053,800	100.0%
††	Includes All Cash Equivalents.

Total Return Swaps outstanding at December 31, 2011 (unaudited)
Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized (Depreciation)
UBS A.G.	$21,412	1-month USD LIBOR plus 50 basis points	Inner Mongolia Titai Coal Company, Ltd.	11/15/12	$ (1,520)

Credit Suisse Securities (Europe), Ltd.	24,865	1-month USD LIBOR plus 75 basis points	Inner Mongolia Titai Coal Company, Ltd.	9/4/12	(1,217)
Total					$ (2,737)

Notes to Schedule of Investments (unaudited)

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Janus Asia Equity Fund
Common Stock
Airlines	$36,955	$29,187	$—
Automotive – Cars and Light Trucks	47,455	70,641	—
Automotive – Truck Parts and Equipment - Original	—	34,152	—
Building – Heavy Construction	43,812	31,890	—
Building and Construction - Miscellaneous	—	35,164	—
Casino Hotels	86,330	41,087	—
Diversified Financial Services	69,497	66,830	—
Diversified Operations	194,501	43,931	—
Electric - Integrated	—	45,392	—
Electronic Components – Semiconductors	—	193,315	—
Life and Health Insurance	43,715	42,257	—
Petrochemicals	36,956	30,833	—
Property and Casualty Insurance	—	40,613	—
Retail – Regional Department Stores	27,505	53,213	—
Steel - Producers	71,366	92,763	—
Tobacco	—	55,905	—
All Other	3,047,498	—	—

Money Market	—	441,037	—

Total Investments	$3,705,590	$1,348,210	$—
Other Financial Instruments(b):
Janus Asia Equity Fund	$—	$(2,737)	$—

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Asia Equity Fund	$ 159,888

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.2%
$ 5,389,000	Bear Stearns Commercial Mortgage Securities 5.5370%, 10/12/41	$ 6,050,047
6,655,793	CLI Funding LLC 4.9400%, 10/15/26 (144A)‡	6,528,295
9,749,000	Commercial Mortgage Pass Through Certificates 5.8137%, 12/10/49‡	10,882,078
5,120,000	FREMF Mortgage Trust 4.7268%, 1/25/21 (144A)‡	4,397,389
3,273,000	FREMF Mortgage Trust 5.1587%, 4/25/21 (144A)‡	2,926,376
5,669,000	FREMF Mortgage Trust 4.9329%, 7/25/21‡	4,954,706
2,945,000	FREMF Mortgage Trust 4.7507%, 10/25/21 (144A)‡	2,491,216
7,214,000	FREMF Mortgage Trust 4.7705%, 4/25/44 (144A)‡	6,668,845
8,297,000	FREMF Mortgage Trust 4.8868%, 7/25/44 (144A)‡	7,681,454
4,905,000	GS Mortgage Securities Corp. II 5.5600%, 11/10/39	5,385,214
3,000,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.3638%, 11/13/16 (144A)‡	3,030,240
8,299,000	JPMorgan Chase Commercial Mortgage Securities Corp. 3.6620%, 7/5/24 (144A)	8,509,770
8,277,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.6330%, 12/5/27 (144A)	9,410,593
3,246,000	JPMorgan Chase Commercial Mortgage Securities Corp. 5.8748%, 4/15/45‡	3,643,086
4,856,000	Morgan Stanley Capital I 3.8840%, 2/15/16 (144A)	5,102,811
3,000,000	Oxbow Resources LLC 4.9690%, 5/1/36 (144A)	3,053,400
2,781,000	SLM Student Loan Trust 4.3700%, 4/17/28 (144A)	2,823,954
3,040,000	SLM Student Loan Trust 2.7783%, 1/15/43 (144A)‡	2,910,561
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $96,075,325)		96,450,035
Bank Loans — 0.3%
Auction House - Art Dealer — 0.1%
4,799,880	KAR Auction Services, Inc. 5.0000%, 5/19/17‡	4,725,866
Electric - Generation — 0.1%
5,045,870	AES Corp. 4.2500%, 6/1/18‡	5,022,558
Food - Miscellaneous/Diversified — 0.1%
8,296,550	Del Monte Foods Co. 4.5000%, 3/18/18‡	7,860,981
Telecommunication Equipment — 0%
2,945,740	CommScope, Inc. 5.0000%, 1/14/18‡	2,917,756
Total Bank Loans (cost $21,011,653)		20,527,161
Common Stock — 54.5%
Aerospace and Defense — 1.4%
1,561,119	Boeing Co.	114,508,079
Agricultural Chemicals — 1.0%
553,050	Mosaic Co.	27,890,312
875,126	Syngenta A.G. (ADR)	51,579,926
		79,470,238
Apparel Manufacturers — 0.7%
863,530	Coach, Inc.	52,709,871
Athletic Footwear — 1.3%
1,026,882	NIKE, Inc. - Class B	98,960,618
Automotive - Cars and Light Trucks — 0.4%
777,925	Daimler A.G.	34,119,791
Beverages - Wine and Spirits — 0.3%
281,425	Brown-Forman Corp. - Class B	22,657,527
Cable/Satellite Television — 2.1%
1,199,845	DIRECTV - Class A*	51,305,372
1,789,175	Time Warner Cable, Inc. - Class A	113,737,855
		165,043,227
Casino Hotels — 1.5%
1,521,855	Las Vegas Sands Corp.*	65,028,864
4,750,470	MGM Mirage*	49,547,402
		114,576,266
Chemicals - Diversified — 2.1%
2,736,485	E.I. du Pont de Nemours & Co.	125,276,283
1,249,040	LyondellBasell Industries N.V.	40,581,310
		165,857,593
Commercial Banks — 2.6%
2,450,505	CIT Group, Inc.*	85,449,109
723,625	ICICI Bank, Ltd. (ADR)	19,125,409
1,931,570	Itau Unibanco Holding S.A. (ADR)	35,849,939
2,885,201	Standard Chartered PLC**	63,121,052
		203,545,509
Commercial Services - Finance — 1.7%
211,715	MasterCard, Inc. - Class A	78,931,586
3,012,922	Western Union Co.	55,015,956
		133,947,542
Computer Services — 0.6%
763,790	Cognizant Technology Solutions Corp.*	49,119,335
Computers — 1.9%
375,184	Apple, Inc.*	151,949,520
Computers - Integrated Systems — 0.5%
864,200	Teradata Corp.*	41,922,342
Computers - Memory Devices — 0.8%
1,727,750	NetApp, Inc.*	62,665,493
Cosmetics and Toiletries — 0.5%
334,125	Estee Lauder Cos., Inc. - Class A	37,528,920
Diversified Banking Institutions — 0.6%
2,908,788	Morgan Stanley	44,009,962
E-Commerce/Products — 1.3%
3,265,310	eBay, Inc.*	99,036,852
Electronic Components - Miscellaneous — 1.0%
2,539,060	TE Connectivity, Ltd. (U.S. Shares)	78,228,439
Electronic Components – Semiconductors — 0.1%
1,149,310	ON Semiconductor Corp.*	8,872,673
Electronic Connectors — 0.5%
875,830	Amphenol Corp. - Class A	39,753,924
Enterprise Software/Services — 1.7%
5,269,366	Oracle Corp.	135,159,238
Finance - Other Services — 0.9%
2,721,593	NYSE Euronext	71,033,577
Food - Confectionary — 0.6%
802,390	Hershey Co.	49,571,654
Investment Management and Advisory Services — 0.8%
4,606,325	Blackstone Group L.P.	64,534,613
Life and Health Insurance — 0.3%
2,809,528	Prudential PLC**	27,853,606
Machinery - General Industrial — 0.3%
240,820	Roper Industries, Inc.	20,920,033
Medical - Biomedical and Genetic — 1.5%
1,217,673	Celgene Corp.*	82,314,695
964,020	Gilead Sciences, Inc.*	39,457,338
		121,772,033
Medical - Drugs — 4.3%
472,480	Allergan, Inc.	41,455,395
2,404,495	Bristol-Myers Squibb Co.	84,734,404
989,970	Endo Pharmaceuticals Holdings, Inc.*	34,183,664
3,307,615	Pfizer, Inc.	71,576,789
648,135	Shire PLC (ADR)**	67,341,226
801,577	Valeant Pharmaceuticals International, Inc.	37,425,630
		336,717,108
Medical - Generic Drugs — 1.0%
3,815,425	Mylan, Inc.*	81,879,020
Metal - Copper — 0.7%
1,443,301	Freeport-McMoRan Copper & Gold, Inc. - Class B	53,099,044
Metal Processors and Fabricators — 0.4%
175,477	Precision Castparts Corp.	28,916,855
Multimedia — 0.5%
802,980	Viacom, Inc. - Class B	36,463,322
Oil - Field Services — 0.3%
429,795	Baker Hughes, Inc.	20,905,229
Oil Companies - Exploration and Production — 1.7%
1,942,115	Canadian Natural Resources, Ltd.	72,576,838
623,706	Occidental Petroleum Corp.	58,441,252
		131,018,090
Oil Companies - Integrated — 3.0%
1,120,910	Chevron Corp.	119,264,824
1,695,079	Hess Corp.	96,280,487
802,585	Petroleo Brasileiro S.A. (ADR)	19,944,237
		235,489,548
Pharmacy Services — 0.9%
1,653,715	Express Scripts, Inc. - Class A*	73,904,523
Pipelines — 0.9%
1,580,925	Enterprise Products Partners L.P.	73,323,302
Retail - Auto Parts — 0.6%
140,535	AutoZone, Inc.*	45,669,659
Retail - Discount — 0.7%
642,395	Costco Wholesale Corp.	53,524,351
Retail - Major Department Stores — 0.5%
850,030	Nordstrom, Inc.	42,254,991
Retail - Restaurants — 0.9%
727,275	McDonald's Corp.	72,967,501
Super-Regional Banks — 1.2%
3,410,515	U.S. Bancorp.	92,254,431
Telephone - Integrated — 0.7%
1,437,306	CenturyLink, Inc.	53,467,783
Television — 1.6%
4,634,264	CBS Corp. - Class B	125,773,925
Tobacco — 2.5%
2,154,946	Altria Group, Inc.	63,894,149
1,714,956	Philip Morris International, Inc.**	134,589,747
		198,483,896
Toys — 1.0%
2,977,025	Mattel, Inc.	82,642,214
Transportation - Railroad — 2.1%
482,454	Canadian National Railway Co. (U.S. Shares)	37,901,586
1,194,643	Union Pacific Corp.	126,560,480
		164,462,066
Total Common Stock (cost $3,797,348,277)		4,292,545,333
Corporate Bonds — 31.4%
Advertising Services — 0.2%
7,316,000	WPP Finance UK 8.0000%, 9/15/14**	8,149,358
5,263,000	WPP Finance UK 4.7500%, 11/21/21 (144A)**	5,224,654
		13,374,012
Aerospace and Defense – Equipment — 0.3%
12,847,000	Exelis, Inc. 4.2500%, 10/1/16 (144A)	12,962,623
13,414,000	Exelis, Inc. 5.5500%, 10/1/21 (144A)	14,004,484
		26,967,107
Agricultural Chemicals — 0.5%
19,460,000	CF Industries, Inc. 6.8750%, 5/1/18	22,281,700
7,352,000	CF Industries, Inc. 7.1250%, 5/1/20	8,693,740
5,005,000	Incitec Pivot, Ltd. 4.0000%, 12/7/15 (144A)	5,107,347
3,274,000	Mosaic Co. 3.7500%, 11/15/21	3,308,027
3,299,000	Mosaic Co. 4.8750%, 11/15/41	3,410,242
		42,801,056
Airlines — 0.1%
8,450,000	Southwest Airlines Co. 5.1250%, 3/1/17	8,905,590
Apparel Manufacturers — 0.1%
4,419,000	Hanesbrands, Inc. 4.1455%, 12/15/14‡	4,396,905
Beverages - Non-Alcoholic — 0.3%
19,248,000	Coca-Cola Co. 1.5000%, 11/15/15	19,510,581
Beverages - Wine and Spirits — 0.9%
46,399,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)	52,347,398
19,525,000	Pernod-Ricard S.A. 4.4500%, 1/15/22 (144A)	20,454,097
		72,801,495
Brewery — 0.1%
10,574,000	Anheuser-Busch InBev Worldwide, Inc. 1.5000%, 7/14/14	10,649,572
Building - Residential and Commercial — 0.1%
6,390,000	MDC Holdings, Inc. 5.3750%, 12/15/14	6,611,707
Building Products - Cement and Aggregate — 0.2%
1,840,000	CRH America, Inc. 4.1250%, 1/15/16	1,837,069
1,952,000	CRH America, Inc. 5.7500%, 1/15/21	1,990,081
11,456,000	Hanson, Ltd. 6.1250%, 8/15/16**	11,627,840
		15,454,990
Cable/Satellite Television — 0.1%
8,873,000	Comcast Corp. 5.1500%, 3/1/20	10,090,660
Chemicals - Diversified — 0.6%
14,384,000	Lyondell Chemical Co. 8.0000%, 11/1/17	15,714,520
9,982,492	Lyondell Chemical Co. 11.0000%, 5/1/18	10,905,873
19,070,000	LyondellBasell Industries N.V. 6.0000%, 11/15/21 (144A)	19,785,125
		46,405,518
Chemicals - Specialty — 0.6%
8,935,000	Ashland, Inc. 9.1250%, 6/1/17	9,962,525
16,002,000	Ecolab, Inc. 3.0000%, 12/8/16	16,552,629
13,663,000	Ecolab, Inc. 4.3500%, 12/8/21	14,590,567
3,838,000	Ecolab, Inc. 5.5000%, 12/8/41	4,253,049
		45,358,770
Coatings and Paint Products — 0.3%
13,264,000	RPM International, Inc. 6.1250%, 10/15/19	14,417,000
10,616,000	Sherwin-Williams Co. 3.1250%, 12/15/14	11,186,366
		25,603,366
Commercial Banks — 1.8%
4,227,000	Abbey National Treasury Services PLC 2.0022%, 4/25/14**,‡	3,848,189
25,083,000	American Express Bank FSB 5.5000%, 4/16/13	26,218,081
32,464,000	Bank of Montreal 2.6250%, 1/25/16 (144A)	33,511,483
14,544,000	CIT Group, Inc. 5.2500%, 4/1/14 (144A)	14,489,460
11,133,000	Credit Suisse New York 5.0000%, 5/15/13	11,420,309
10,696,000	HSBC Bank USA 4.8750%, 8/24/20	9,925,204
12,059,000	Standard Chartered PLC 3.2000%, 5/12/16 (144A)**	11,800,081
12,568,000	SVB Financial Group 5.3750%, 9/15/20	12,875,652
13,724,000	Zions Bancorp. 7.7500%, 9/23/14	14,551,420
		138,639,879
Commercial Services - Finance — 0.1%
9,609,000	Western Union Co. 3.6500%, 8/22/18	9,852,012
Computer Services — 0.1%
4,919,000	International Business Machines Corp. 2.9000%, 11/1/21	5,070,722
Computers - Memory Devices — 0.2%
10,447,000	Seagate Technology 10.0000%, 5/1/14 (144A)	11,818,169
Consulting Services — 0.6%
7,960,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	8,030,844
38,318,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	41,249,097
		49,279,941
Containers - Paper and Plastic — 0.1%
3,238,000	Sonoco Products Co. 4.3750%, 11/1/21	3,353,833
5,627,000	Sonoco Products Co. 5.7500%, 11/1/40	6,012,410
		9,366,243
Data Processing and Management — 0.2%
8,179,000	Fiserv, Inc. 3.1250%, 10/1/15	8,378,584
4,005,000	Fiserv, Inc. 3.1250%, 6/15/16	4,077,863
4,005,000	Fiserv, Inc. 4.7500%, 6/15/21	4,190,179
		16,646,626
Diversified Banking Institutions — 1.9%
15,824,000	Bank of America Corp. 4.5000%, 4/1/15	15,269,939
8,494,000	Citigroup, Inc. 5.6250%, 8/27/12	8,622,285
4,021,000	Citigroup, Inc. 5.5000%, 4/11/13	4,105,131
25,989,000	Citigroup, Inc. 5.0000%, 9/15/14	25,721,521
4,910,000	Citigroup, Inc. 4.8750%, 5/7/15	4,849,764
3,393,000	Citigroup, Inc. 4.5000%, 1/14/22	3,264,144
3,257,000	Goldman Sachs Group, Inc. 3.7000%, 8/1/15	3,190,896
9,957,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	9,620,682
7,916,000	Goldman Sachs Group, Inc. 5.2500%, 7/27/21	7,722,375
11,754,000	JPMorgan Chase & Co. 6.0000%, 1/15/18	13,113,691
11,285,000	JPMorgan Chase & Co. 4.2500%, 10/15/20	11,364,255
4,092,000	Morgan Stanley 5.3000%, 3/1/13	4,142,086
5,012,000	Morgan Stanley 4.0000%, 7/24/15	4,700,013
5,738,000	Morgan Stanley 3.4500%, 11/2/15	5,282,925
16,992,000	Morgan Stanley 5.6250%, 9/23/19	15,735,934
3,939,000	Royal Bank of Scotland PLC 3.9500%, 9/21/15**	3,693,616
11,479,000	Royal Bank of Scotland PLC 4.3750%, 3/16/16**	10,950,886
		151,350,143
Diversified Financial Services — 1.1%
5,417,000	General Electric Capital Corp. 4.8000%, 5/1/13	5,670,960
7,753,000	General Electric Capital Corp. 5.9000%, 5/13/14	8,490,714
29,248,000	General Electric Capital Corp. 6.0000%, 8/7/19	33,595,072
21,645,000	General Electric Capital Corp. 5.5000%, 1/8/20	23,815,820
13,161,000	General Electric Capital Corp. 4.6500%, 10/17/21	13,735,701
		85,308,267
Diversified Minerals — 0.3%
4,832,000	Teck Resources, Ltd. 7.0000%, 9/15/12	5,015,838
4,272,000	Teck Resources, Ltd. 9.7500%, 5/15/14	5,020,322
10,556,000	Teck Resources, Ltd. 10.2500%, 5/15/16	12,139,400
		22,175,560
Diversified Operations — 0.4%
6,738,000	Danaher Corp. 2.3000%, 6/23/16	7,003,396
20,917,000	Tyco Electronics Group S.A. 6.0000%, 10/1/12	21,650,957
2,658,000	Tyco International Finance S.A. 4.1250%, 10/15/14	2,832,872
		31,487,225
Diversified Operations - Commercial Services — 0.1%
8,100,000	ARAMARK Corp. 8.5000%, 2/1/15	8,302,500
Electric - Generation — 0%
2,080,000	AES Corp. 7.7500%, 10/15/15	2,262,000
Electric - Integrated — 1.5%
6,448,000	CMS Energy Corp. 1.3531%, 1/15/13‡	6,383,520
12,305,000	CMS Energy Corp. 4.2500%, 9/30/15	12,436,639
9,251,000	CMS Energy Corp. 5.0500%, 2/15/18	9,227,891
3,869,000	Florida Power Corp. 3.1000%, 8/15/21	3,958,614
8,218,000	Great Plains Energy, Inc. 4.8500%, 6/1/21	8,614,346
1,661,000	Pacific Gas & Electric Co. 3.2500%, 9/15/21	1,685,442
31,742,000	PPL Energy Supply LLC 4.6000%, 12/15/21	32,189,530
5,654,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)**	5,667,609
7,658,000	Public Service Co. of Colorado 3.2000%, 11/15/20	7,943,789
1,650,000	San Diego Gas & Electric Co. 3.0000%, 8/15/21	1,696,862
9,181,000	Virginia Electric and Power Co. 5.1000%, 11/30/12	9,536,341
3,296,000	Wisconsin Electric Power Co. 2.9500%, 9/15/21	3,359,306
13,724,000	Xcel Energy, Inc. 4.7000%, 5/15/20	15,467,250
		118,167,139
Electronic Components – Semiconductors — 0.7%
13,517,000	National Semiconductor Corp. 6.1500%, 6/15/12	13,848,329
21,013,000	National Semiconductor Corp. 3.9500%, 4/15/15	22,698,137
12,387,000	National Semiconductor Corp. 6.6000%, 6/15/17	15,214,593
6,439,000	Texas Instruments, Inc. 2.3750%, 5/16/16	6,707,320
		58,468,379
Electronic Connectors — 0.3%
19,106,000	Amphenol Corp. 4.7500%, 11/15/14	20,471,506
Electronic Measuring Instruments — 0.2%
4,040,000	Agilent Technologies, Inc. 2.5000%, 7/15/13	4,078,154
10,139,000	FLIR Systems, Inc. 3.7500%, 9/1/16	10,100,806
		14,178,960
Electronics - Military — 0.4%
17,516,000	L-3 Communications Corp. 6.3750%, 10/15/15	17,953,900
4,334,000	L-3 Communications Corp. 5.2000%, 10/15/19	4,396,496
12,620,000	L-3 Communications Corp. 4.7500%, 7/15/20	12,469,191
		34,819,587
Enterprise Software/Services — 0.2%
9,938,000	BMC Software, Inc. 7.2500%, 6/1/18	11,460,412
Finance - Auto Loans — 0.9%
8,065,000	Ford Motor Credit Co. LLC 7.5000%, 8/1/12	8,324,040
6,590,000	Ford Motor Credit Co. LLC 8.0000%, 6/1/14	7,172,997
29,240,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	29,130,876
10,205,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	11,108,745
12,814,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	12,847,227
		68,583,885
Finance - Consumer Loans — 0.3%
3,385,000	John Deere Capital Corp. 3.9000%, 7/12/21	3,684,576
15,994,000	SLM Corp. 6.2500%, 1/25/16	15,553,829
		19,238,405
Finance - Credit Card — 0.2%
13,242,000	American Express Co. 6.8000%, 9/1/66‡	13,175,790
Finance - Investment Bankers/Brokers — 1.0%
7,763,000	Jefferies Group, Inc. 3.8750%, 11/9/15	6,870,255
14,174,000	Jefferies Group, Inc. 5.1250%, 4/13/18	12,473,120
13,697,000	Jefferies Group, Inc. 8.5000%, 7/15/19	13,902,455
9,199,000	Lazard Group LLC 7.1250%, 5/15/15	9,877,757
2,222,000	Lazard Group LLC 6.8500%, 6/15/17	2,330,814
13,481,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	13,772,473
10,301,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	10,887,014
5,848,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	6,323,138
		76,437,026
Finance - Mortgage Loan Banker — 0.2%
14,488,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A)**	15,234,132
Food - Meat Products — 0.5%
362,000	Smithfield Foods, Inc. 7.7500%, 5/15/13	383,720
38,378,000	Tyson Foods, Inc. 6.8500%, 4/1/16‡	42,119,855
		42,503,575
Food - Miscellaneous/Diversified — 0.4%
10,135,000	Corn Products International, Inc. 3.2000%, 11/1/15	10,471,472
1,475,000	Del Monte Corp. 7.6250%, 2/15/19	1,416,000
2,012,000	Kellogg Co. 4.2500%, 3/6/13	2,089,170
8,062,000	Kellogg Co. 3.2500%, 5/21/18	8,478,217
9,810,000	Kraft Foods, Inc. 5.3750%, 2/10/20	11,319,278
		33,774,137
Food - Retail — 0.1%
8,989,000	Delhaize Group 5.8750%, 2/1/14	9,756,409
Hotels and Motels — 0.1%
5,899,000	Hyatt Hotels Corp. 5.7500%, 8/15/15 (144A)	6,317,080
2,177,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	2,460,010
		8,777,090
Investment Management and Advisory Services — 0.4%
4,636,000	Ameriprise Financial, Inc. 7.3000%, 6/28/19	5,559,556
3,815,000	Ameriprise Financial, Inc. 5.3000%, 3/15/20	4,105,169
15,319,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	15,433,893
7,716,000	FMR LLC 6.4500%, 11/15/39 (144A)	8,276,760
		33,375,378
Life and Health Insurance — 0%
2,659,000	Prudential Financial, Inc. 4.7500%, 6/13/15	2,811,108
Linen Supply & Related Items — 0.2%
5,678,000	Cintas Corp. No. 2 2.8500%, 6/1/16	5,823,033
5,944,000	Cintas Corp. No. 2 4.3000%, 6/1/21	6,384,890
		12,207,923
Medical - Biomedical and Genetic — 0.2%
2,120,000	Bio-Rad Laboratories, Inc. 8.0000%, 9/15/16	2,321,400
7,998,000	Gilead Sciences, Inc. 4.4000%, 12/1/21	8,467,418
6,557,000	Gilead Sciences, Inc. 5.6500%, 12/1/41	7,259,668
		18,048,486
Medical - HMO — 0%
1,690,000	Health Care Service Corp. 4.7000%, 1/15/21 (144A)	1,815,626
Medical Instruments — 0.4%
5,690,000	Boston Scientific Corp. 4.5000%, 1/15/15	5,971,160
12,010,000	Boston Scientific Corp. 6.0000%, 1/15/20	13,407,232
8,134,000	Boston Scientific Corp. 7.0000%, 11/15/35	9,369,839
		28,748,231
Medical Products — 0.1%
8,291,000	CareFusion Corp. 4.1250%, 8/1/12	8,416,973
Money Center Banks — 0.2%
17,973,000	Lloyds TSB Bank PLC 4.8750%, 1/21/16**	17,516,198
Multi-Line Insurance — 1.0%
15,548,000	American International Group, Inc. 4.2500%, 9/15/14	15,099,098
8,472,000	American International Group, Inc. 5.4500%, 5/18/17	8,096,182
16,471,000	American International Group, Inc. 6.4000%, 12/15/20	16,623,028
16,670,000	American International Group, Inc. 8.1750%, 5/15/58‡	14,836,300
9,636,000	MetLife, Inc. 2.3750%, 2/6/14	9,770,451
5,069,000	MetLife, Inc. 6.7500%, 6/1/16	5,839,681
5,773,000	MetLife, Inc. 7.7170%, 2/15/19	7,239,030
		77,503,770
Oil - Field Services — 0.6%
8,905,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	9,144,856
16,069,000	Schlumberger Investment S.A. 1.9500%, 9/14/16 (144A)	16,258,084
15,330,000	Schlumberger Investment S.A. 3.3000%, 9/14/21 (144A)	15,749,076
8,033,000	Weatherford International, Ltd. 5.1250%, 9/15/20	8,347,717
		49,499,733
Oil and Gas Drilling — 0.4%
22,725,000	Nabors Industries, Inc. 5.0000%, 9/15/20	23,168,160
6,327,000	Rowan Cos., Inc. 5.0000%, 9/1/17	6,648,146
		29,816,306
Oil Companies - Exploration and Production — 0.5%
17,049,000	Anadarko Petroleum Corp. 6.4500%, 9/15/36	19,437,582
6,688,000	Occidental Petroleum Corp. 1.7500%, 2/15/17	6,773,941
3,816,000	Occidental Petroleum Corp. 3.1250%, 2/15/22	3,914,628
1,760,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	1,980,000
9,675,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	10,642,500
		42,748,651
Oil Companies - Integrated — 0.6%
16,734,000	BP Capital Markets PLC 3.1250%, 10/1/15**	17,527,577
11,383,000	BP Capital Markets PLC 2.2480%, 11/1/16**	11,455,590
7,567,000	BP Capital Markets PLC 4.5000%, 10/1/20**	8,334,074
7,897,000	BP Capital Markets PLC 3.5610%, 11/1/21**	8,221,440
		45,538,681
Oil Refining and Marketing — 0.3%
805,000	Frontier Oil Corp. 8.5000%, 9/15/16	857,325
9,183,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	10,672,216
2,808,000	Sunoco Logistics Partners Operations L.P. 4.6500%, 2/15/22	2,870,883
6,413,000	Sunoco Logistics Partners Operations L.P. 6.1000%, 2/15/42	6,862,814
		21,263,238
Paper and Related Products — 0.3%
4,560,000	International Paper Co. 4.7500%, 2/15/22	4,847,061
14,004,000	International Paper Co. 6.0000%, 11/15/41	15,202,925
		20,049,986
Pharmacy Services — 0.4%
20,838,000	Aristotle Holding, Inc. 4.7500%, 11/15/21 (144A)	21,562,558
7,168,000	Express Scripts, Inc. 3.1250%, 5/15/16	7,207,732
		28,770,290
Pipelines — 1.8%
4,479,000	Colorado Interstate Gas Co. LLC 6.8500%, 6/15/37	4,932,391
8,288,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	8,364,084
3,708,000	El Paso Corp. 7.7500%, 1/15/32	4,282,740
2,253,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	2,483,090
6,467,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	6,655,927
6,235,000	Energy Transfer Partners L.P. 4.6500%, 6/1/21	6,107,781
3,326,000	Kinder Morgan Energy Partners L.P. 5.9500%, 2/15/18	3,799,769
18,168,000	Kinder Morgan Finance Co. ULC 5.7000%, 1/5/16	18,576,780
12,272,000	Magellan Midstream Partners L.P. 4.2500%, 2/1/21	12,862,295
13,709,000	Plains All American Pipeline L.P. 3.9500%, 9/15/15	14,516,981
3,483,000	Plains All American Pipeline L.P. 8.7500%, 5/1/19	4,449,511
11,762,000	Plains All American Pipeline L.P. 5.0000%, 2/1/21	12,956,996
6,078,000	TC Pipelines L.P. 4.6500%, 6/15/21	6,363,903
29,181,000	Western Gas Partners L.P. 5.3750%, 6/1/21	30,936,821
4,465,000	Williams Partners L.P. 3.8000%, 2/15/15	4,687,326
		141,976,395
Property and Casualty Insurance — 0.1%
4,998,000	Fidelity National Financial, Inc. 6.6000%, 5/15/17	5,297,985
3,409,000	Progressive Corp. 3.7500%, 8/23/21	3,542,357
		8,840,342
Publishing - Newspapers — 0%
1,324,000	Gannett Co., Inc. 6.3750%, 9/1/15	1,343,860
Publishing - Periodicals — 0.2%
13,218,000	United Business Media, Ltd. 5.7500%, 11/3/20 (144A)	13,332,415
Real Estate Management/Services — 0.1%
3,860,000	CB Richard Ellis Services, Inc. 6.6250%, 10/15/20	3,956,500
2,999,000	ProLogis L.P. 6.6250%, 5/15/18	3,257,025
3,246,000	ProLogis L.P. 6.8750%, 3/15/20	3,604,115
		10,817,640
Real Estate Operating/Development — 0.1%
8,043,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	8,156,913
Reinsurance — 0.2%
11,359,000	Berkshire Hathaway, Inc. 3.2000%, 2/11/15	12,042,380
REIT - Diversified — 0.4%
9,737,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	9,935,187
20,960,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	21,327,282
		31,262,469
REIT - Health Care — 0.3%
4,901,000	Senior Housing Properties Trust 6.7500%, 4/15/20	4,994,688
6,442,000	Senior Housing Properties Trust 6.7500%, 12/15/21	6,547,230
356,000	Ventas Realty L.P. / Ventas Capital Corp. 6.5000%, 6/1/16	367,022
10,531,000	Ventas Realty L.P. / Ventas Capital Corp. 6.7500%, 4/1/17	10,921,658
		22,830,598
REIT - Hotels — 0.2%
14,278,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	14,670,645
REIT - Office Property — 0.4%
4,517,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	4,686,577
9,599,000	Reckson Operating Partnership L.P. 5.0000%, 8/15/18	9,271,799
18,528,000	Reckson Operating Partnership L.P. 7.7500%, 3/15/20	20,320,677
		34,279,053
REIT - Regional Malls — 0.7%
34,275,000	Rouse Co. L.P. 6.7500%, 5/1/13 (144A)	34,574,907
22,549,000	Rouse Co. L.P. 6.7500%, 11/9/15	22,802,676
		57,377,583
REIT - Shopping Centers — 0%
3,384,000	Developers Diversified Realty Corp. 4.7500%, 4/15/18	3,237,835
Retail - Regional Department Stores — 0.6%
7,329,000	Macy's Retail Holdings, Inc. 5.8750%, 1/15/13	7,545,565
15,344,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	16,321,520
14,910,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	16,661,507
6,609,000	Macy's Retail Holdings, Inc. 6.9000%, 4/1/29	7,268,843
		47,797,435
Retail - Restaurants — 0.4%
13,793,000	Brinker International 5.7500%, 6/1/14	14,548,401
16,628,000	Darden Restaurants, Inc. 4.5000%, 10/15/21	17,059,962
		31,608,363
Super-Regional Banks — 0.6%
3,774,000	PNC Funding Corp. 3.6250%, 2/8/15	3,964,281
6,713,000	SunTrust Banks, Inc. 3.6000%, 4/15/16	6,836,096
10,937,000	SunTrust Banks, Inc. 3.5000%, 1/20/17	10,993,391
10,329,000	U.S. Bancorp. 2.2000%, 11/15/16	10,428,241
15,948,000	Wells Fargo & Co. 4.6000%, 4/1/21	17,489,885
		49,711,894
Telecommunication Services — 0.2%
14,507,000	Qwest Corp. 6.7500%, 12/1/21	15,812,630
Telephone - Integrated — 0.6%
5,038,000	CenturyLink, Inc. 5.1500%, 6/15/17	4,993,575
4,128,000	CenturyLink, Inc. 7.6000%, 9/15/39	4,050,662
4,283,000	Qwest Communications International, Inc. 7.5000%, 2/15/14	4,299,168
30,747,000	Qwest Communications International, Inc. 7.1250%, 4/1/18	31,976,880
		45,320,285
Transportation - Railroad — 0.4%
3,146,000	Burlington Northern Santa Fe LLC 3.4500%, 9/15/21	3,242,548
3,146,000	Burlington Northern Santa Fe LLC 4.9500%, 9/15/41	3,470,557
2,539,085	CSX Corp. 8.3750%, 10/15/14	2,891,103
6,060,000	CSX Corp. 4.7500%, 5/30/42	6,252,999
12,137,000	Kansas City Southern de Mexico S.A. de C.V. 8.0000%, 2/1/18	13,290,015
5,181,000	Kansas City Southern de Mexico S.A. de C.V. 6.6250%, 12/15/20	5,491,860
		34,639,082
Transportation - Services — 0%
2,246,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,171,979
Transportation - Truck — 0.2%
12,452,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	12,619,131
Total Corporate Bonds (cost $2,401,529,328)		2,473,516,553
Mortgage-Backed Securities — 6.6%
Fannie Mae:
3,520,213	5.0000%, 2/1/23	3,802,154
6,397,065	5.5000%, 1/1/25	6,949,399
3,401,181	5.5000%, 1/1/33	3,735,041
4,163,600	5.0000%, 11/1/33	4,502,690
5,353,848	5.0000%, 12/1/33	5,789,874
3,044,997	5.0000%, 2/1/34	3,292,986
11,365,317	5.5000%, 4/1/34	12,424,112
19,768,744	5.5000%, 9/1/34	21,598,050
6,111,819	5.5000%, 5/1/35	6,673,557
45,664,135	5.5000%, 7/1/35	49,889,677
18,674,656	6.0000%, 12/1/35	20,822,705
37,943,153	5.5000%, 4/1/36	41,430,517
21,545,807	5.5000%, 7/1/36	23,539,553
5,760,466	6.0000%, 3/1/37	6,370,919
35,355,188	5.5000%, 5/1/37	38,825,661
5,795,458	6.0000%, 5/1/37	6,393,320
5,162,622	5.5000%, 7/1/37	5,625,827
4,130,244	5.5000%, 3/1/38	4,535,670
1,120,495	5.5000%, 9/1/38	1,230,483
8,140,578	6.0000%, 11/1/38	8,980,362
14,845,241	6.0000%, 11/1/38	16,441,628
3,509,339	4.5000%, 10/1/40	3,737,375
3,133,656	4.0000%, 12/1/40	3,314,900
66,109,350	4.0000%, 2/1/41	69,891,647
3,150,945	5.0000%, 3/1/41	3,439,073
11,872,293	4.5000%, 4/1/41	12,743,925
6,399,762	5.0000%, 4/1/41	6,920,968
8,048,133	5.0000%, 4/1/41	8,716,161
10,348,967	4.5000%, 10/1/41	11,021,442
6,713,669	5.0000%, 10/1/41	7,260,440
Freddie Mac:
5,111,902	5.0000%, 1/1/19	5,505,349
4,303,535	5.0000%, 2/1/19	4,634,765
5,762,509	5.5000%, 8/1/19	6,249,250
17,805,736	6.0000%, 1/1/38	19,617,541
3,276,224	5.5000%, 5/1/38	3,585,022
8,715,394	5.5000%, 10/1/39	9,536,855
7,085,771	4.5000%, 1/1/41	7,511,006
9,425,270	4.5000%, 5/1/41	10,072,639
16,264,071	5.0000%, 5/1/41	17,520,026
2,409,025	4.5000%, 9/1/41	2,553,597
5,224,456	4.0000%, 10/1/41	5,533,973
Ginnie Mae:
10,240,090	5.5000%, 3/15/36	11,559,035
Total Mortgage-Backed Securities (cost $521,066,728)		523,779,174
Preferred Stock — 0.1%
Diversified Financial Services — 0.1% 86,850 Citigroup Capital XIII, 7.8750%		2,263,311
Food - Miscellaneous/Diversified — 0% 19 H.J. Heinz Finance Co., 8.0000% (144A)		1,979,562
Total Preferred Stock (cost $4,110,989)		4,242,873
U.S. Treasury Notes/Bonds — 5.0%
U.S. Treasury Notes/Bonds:
15,726,000	1.7500%, 5/31/16	16,444,725
6,636,000	1.0000%, 9/30/16	6,704,431
7,956,000	1.0000%, 10/31/16	8,033,078
580,000	0.8750%, 11/30/16	581,767
16,446,000	2.3750%, 5/31/18	17,635,769
2,970,000	1.7500%, 10/31/18	3,056,780
81,905,000	3.1250%, 5/15/21	91,452,011
92,320,000	2.1250%, 8/15/21	94,685,700
38,645,000	2.0000%, 11/15/21	39,085,785
5,721,000	5.3750%, 2/15/31	8,154,210
1,318,000	4.7500%, 2/15/41	1,816,369
1,436,000	4.3750%, 5/15/41	1,871,064
53,531,000	3.7500%, 8/15/41	62,957,488
36,807,000	3.1250%, 11/15/41	38,561,074
Total U.S. Treasury Notes/Bonds (cost $372,974,565)		391,040,251
Money Market — 0.9%
67,943,006	Janus Cash Liquidity Fund LLC, 0% (cost $67,943,006)	67,943,006
Total Investments (total cost $7,282,059,871) – 100%		$ 7,870,044,386

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$38,541,795	0.5%
Belgium	9,756,409	0.1%
Bermuda	8,347,717	0.1%
Brazil	55,794,176	0.7%
Canada	222,167,877	2.8%
Cayman Islands	11,818,169	0.2%
France	72,801,495	0.9%
Germany	34,119,791	0.4%
India	19,125,409	0.3%
Jersey	67,341,226	0.9%
Luxembourg	56,490,989	0.7%
Mexico	18,781,875	0.2%
Netherlands	60,366,435	0.8%
South Korea	9,144,856	0.1%
Switzerland	141,228,674	1.8%
United Kingdom	230,225,902	2.9%
United States††	6,813,991,591	86.6%
Total	$7,870,044,386	100.0%
††	Includes Cash Equivalents (85.7% excluding Cash Equivalents).

Forward Currency Contracts, Open

December 31, 2011 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: British Pound 1/19/12	15,610,000	$ 24,233,718	$ 279,758
HSBC Securities (USA), Inc.: British Pound 2/2/12	13,875,000	21,537,005	(1,904)
JPMorgan Chase & Co.: British Pound 1/12/12	9,400,000	14,594,112	73,366
RBC Capital Markets Corp.: British Pound 1/5/12	11,500,000	17,855,842	378,583
Total……………		$78,220,677	$729,803

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
ULC	Unlimited Liability Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.
‡	Rate is subject to change. Rate shown reflects current rate.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2011 is indicated in the table below:

Fund	Value	Value as a % of Investment Securities
Janus Balanced Fund	$ 461,059,154	5.9%

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities: Janus Balanced Fund
Asset-Backed/Commercial Mortgage-Backed Securities	$ -	$96,450,035	$ -

Bank Loans	-	20,527,161	-

Common Stock
Agricultural Chemicals	27,890,312	51,579,926	-
Commercial Banks	148,570,161	54,975,348	-
Medical – Drugs	269,375,882	67,341,226	-
Oil Companies – Integrated	215,545,311	19,944,237	-
All Other	3,437,322,930	-	-

Corporate Bonds	-	2,473,516,553	-

Mortgage-Backed Securities	-	523,779,174	-

Preferred Stock	-	4,242,873	-

U.S. Treasury Notes/Bonds	-	391,040,251	-

Money Market	-	67,943,006	-

Total Investments in Securities	$4,098,704,596	$3,771,339,790	$ -
Other Financial Instruments(b): Janus Balanced Fund	$ -	$729,803	$ -

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

 Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Balanced Fund	$ 344,655,128

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares			Value
Common Stock — 96.3%
Airlines — 6.2%
12,878,212	AirAsia Berhad		$15,320,561
7,385,047	United Continental Holdings, Inc.*,**		139,355,837
			154,676,398
Apparel Manufacturers — 2.1%
2,361,635	Hanesbrands, Inc.*		51,625,341
Applications Software — 8.3%
7,966,380	Microsoft Corp.**		206,807,225
Automotive - Truck Parts and Equipment - Original — 0%
2,893	WABCO Holdings, Inc.*		125,556
Commercial Banks — 1.0%
1,202,821	Standard Chartered PLC**		26,314,744
Containers - Metal and Glass — 5.4%
3,760,675	Ball Corp.**		134,293,704
Distribution/Wholesale — 1.9%
25,398,000	Li & Fung, Ltd.		47,026,672
E-Commerce/Products — 2.0%
1,677,120	eBay, Inc.*		50,867,050
Enterprise Software/Services — 4.0%
3,886,810	Oracle Corp.		99,696,677
Finance - Investment Bankers/Brokers — 0.9%
1,507,100	CETIP S.A. - Balcao Organizado de Ativos e Derivativos		21,784,041
Food - Miscellaneous/Diversified — 0.6%
12,201,000	China Yurun Food Group, Ltd.		16,024,387
Gambling - Non-Hotel — 3.4%
4,882,785	International Game Technology		83,983,902
Hotels and Motels — 1.1%
955,120	Marriott International, Inc. - Class A		27,860,850
Internet Gambling — 1.0%
9,849,966	Bwin.Party Digital Entertainment PLC**		25,082,207
Medical - Biomedical and Genetic — 0.6%
491,815	Illumina, Inc.*		14,990,521
Medical - Drugs — 2.1%
956,360	Abbott Laboratories		53,776,123
Medical - Generic Drugs — 2.3%
585,155	Perrigo Co.		56,935,582
Multimedia — 0.8%
1,158,780	News Corp. - Class A		20,672,635
Oil - Field Services — 3.4%
795,280	Halliburton Co.		27,445,113
844,005	Schlumberger, Ltd. (U.S. Shares)		57,653,981
			85,099,094
Oil Companies - Exploration and Production — 5.9%
405,560	EOG Resources, Inc.		39,951,716
526,930	Pioneer Natural Resources Co.		47,149,696
1,311,765	Whitting Petroleum Corp.*		61,246,308
			148,347,720
Oil Companies - Integrated — 7.0%
4,130,642	BP PLC (ADR)**		176,543,639
Oil Field Machinery and Equipment — 4.5%
2,240,715	Dresser-Rand Group, Inc.*		111,834,086
Pharmacy Services — 3.6%
2,617,135	Omnicare, Inc.		90,160,301
Pipelines — 3.3%
1,064,166	Kinder Morgan Management LLC*		83,558,314
Property and Casualty Insurance — 1.6%
3,650,243	Lancashire Holdings, Ltd.		41,062,683
Real Estate Operating/Development — 5.1%
2,837,206	Hang Lung Properties, Ltd.		8,073,633
8,230,267	St. Joe Co.*, **,£		120,655,714
			128,729,347
Resorts and Theme Parks — 1.3%
95,512	Marriott Vacations Worldwide Corp.*		1,638,986
721,829	Vail Resorts, Inc.**		30,576,676
			32,215,662
Retail - Drug Store — 3.0%
2,253,740	Walgreen Co.		74,508,644
Savings/Loan/Thrifts — 1.1%
2,087,440	People's United Financial, Inc.		26,823,604
Telecommunication Services — 2.9%
2,503,930	Amdocs, Ltd. (U.S. Shares)*,**		71,437,123
Tobacco — 2.8%
15,015	Japan Tobacco, Inc.**		70,635,868
Toys — 1.8%
1,644,375	Mattel, Inc.		45,647,850
Wireless Equipment — 5.3%
2,884,740	Motorola, Inc.**		133,534,615
Total Common Stock (cost $2,465,782,477)			2,412,682,165
Money Market — 3.7%
93,939,582	Janus Cash Liquidity Fund LLC, 0% (cost $93,939,582)		93,939,582
Total Investments (total cost $2,559,722,059) – 100%			$2,506,621,747

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Belize	$21,784,041	0.9%
Bermuda	104,113,742	4.2%
Curacao	57,653,981	2.3%
Gibraltar	25,082,207	1.0%
Guernsey	71,437,123	2.8%
Hong Kong	8,073,633	0.3%
Japan	70,635,868	2.8%
Malaysia	15,320,561	0.6%
United Kingdom	202,858,383	8.1%
United States††	1,929,662,208	77.0%
Total	$2,506,621,747	100.0%
††	Includes Cash Equivalents (73.3% excluding Cash Equivalents).

Forward Currency Contracts, Open

December 31, 2011 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 1/19/12	11,600,000	$18,008,400	$207,892
Japanese Yen 1/19/12	2,150,000,000	27,948,277	(242,806)
		45,956,677	(34,914)
HSBC Securities (USA), Inc.:
British Pound 2/2/12	13,800,000	21,420,589	29,994
Japanese Yen 2/2/12	500,000,000	6,501,449	(68,181)
		27,922,038	(38,187)
JPMorgan Chase & Co.:
British Pound 1/12/12	11,600,000	18,009,755	90,537
Japanese Yen 1/12/12	2,425,000,000	31,518,513	(316,362)
		49,528,268	(225,825)
Total		$123,406,983	$(298,926)

Financial Futures - Short

2,404 Contracts	S&P 500® (Emini) expires March 2012, principal amount $127,407,486, value $127,765,200 cumulative depreciation	$(357,714)

Total Return Swap on Commodities outstanding at December 31, 2011 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized (Depreciation)
UBS AG	$(36,882,466)	$1,307,100 for every $1 increase above the starting price of $95.156 in the UBS Custom Crude and Copper Strategy Index Total Return	$1,307,100 for every $1 decrease above the starting price of $95.156 in the UBS Custom Crude and Copper Strategy Index Total Return	1/14/2013	$(6,168,180)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.
**
A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

£  The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2011.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/11
Janus Contrarian Fund
St. Joe Co.*,**	824,780	$ 12,239,790	-	$ -	$-	$-	$ 120,655,714

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant	Level 3 - Significant
		Observable Inputs(a)	Unobservable Inputs
Investments in Securities:
Janus Contrarian Fund
Common Stock
Oil Companies - Integrated	$ -	$ 176,543,639	$ -
All Others	2,236,138,526	-	-

Money Market	-	93,939,582	-

Total Investment in Securities	$ 2,236,138,526	$ 270,483,221	$ -
Other Financial Instruments(b):
Janus Contrarian Fund	$ -	$ (6,824,820)	$ -

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swaps contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Contrarian Fund	$890,313,980

Janus Emerging Markets Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 88.1%
Apparel Manufacturers — 1.2%
52,000	China Lilang, Ltd.	$45,463
288,000	Sitoy Group Holdings, Ltd.	109,396
		154,859
Automotive - Cars and Light Trucks — 0.6%
46,445	Dongfeng Motor Group Co., Ltd.	79,658
Automotive - Truck Parts and Equipment - Original — 1.1%
585	Hyundai Mobis	149,095
Brewery — 1.0%
21,500	East African Breweries, Ltd.	43,532
471,000	Thai Beverage PCL	88,991
		132,523
Building - Residential and Commercial — 1.5%
34,300	MRV Engenharia e Participacoes S.A.	196,841
Cellular Telecommunications — 4.3%
8,013	America Movil S.A.B. de C.V. - Series L (ADR)	181,094
23,000	China Mobile, Ltd.	224,779
8,674	MTN Group, Ltd.	154,631
		560,504
Coal — 3.0%
126,000	China Coal Energy Co, Ltd.	135,957
21,000	China Shenhua Energy Co., Ltd.	91,125
118,000	Sakari Resources, Ltd.	167,440
		394,522
Commercial Banks — 14.8%
42,492	Banco Bilbao Vizcaya Argentaria S.A. (ADR)**	364,157
22,047	Banco do Brasil S.A. (ADR)	277,792
513,000	Bank Of China, Ltd.	188,916
6,519	Commercial Bank of Qatar QSC	150,605
8,863	Erste Group Bank A.G.	156,119
33,263	First Gulf Bank PJSC	140,111
3,550	ICICI Bank, Ltd. (ADR)	93,827
6,513	Itau Unibanco Holding S.A. (ADR)	120,881
12,953	Sberbank of Russia (ADR)*	128,753
21,706	Sberbank of Russia (ADR)	215,324
2,616	State Bank of India, Ltd.	79,763
		1,916,248
Consumer Products - Miscellaneous — 0.9%
416,000	Goodbaby International Holdings, Ltd.	113,557
Distribution/Wholesale — 1.5%
35,104	Adani Enterprises, Ltd.	194,097
Diversified Financial Services — 1.0%
3,612	Shinhan Financial Group Co., Ltd.	125,422
Diversified Minerals — 1.3%
891	Anglo American PLC	32,712
346,500	Borneo Lumbung Energi & Metal Tbk PT*	31,743
6,751	Xstrata PLC	102,517
		166,972
Diversified Operations — 1.5%
139,000	Melco International Development, Ltd.	103,271
5,866	Orascom Development Holding A.G.	89,645
		192,916
Educational Software — 0.5%
18,276	Educomp Solutions, Ltd.	66,048
Electronic Components – Semiconductors — 3.9%
2,422	First Solar, Inc.*	81,767
456	Samsung Electronics Co., Ltd.	419,770
		501,537
Electronic Parts Distributors — 1.4%
126,864	WPG Holdings, Ltd.	146,278
29,000	WT Microelectronics Co., Ltd.	37,462
		183,740
Energy – Alternate Sources — 0%
340,604	Indiabulls Infrastructure and Power, Ltd. ∞	-
Entertainment Software — 0.3%
2,500	Nexon Co., Ltd.	35,965
Food - Miscellaneous/Diversified — 1.3%
126,000	China Yurun Food Group, Ltd.	165,484
Food - Retail — 0.8%
4,361	X5 Retail Group N.V.	99,605
Food - Wholesale/Distribution — 0.7%
54,409	Olam International, Ltd.	89,374
Hotels and Motels — 1.1%
80,000	Shangri-La Asia, Ltd.	138,032
Industrial Automation and Robotics — 0.9%
800	Fanuc Corp.	122,469
Insurance Brokers — 1.4%
26,258	Cninsure, Inc. (ADR)	181,705
Internet Content - Entertainment — 0.3%
2,755	Youku.com, Inc. (ADR)*	43,171
Life and Health Insurance — 0.6%
13,451	Discovery Holdings, Ltd.	72,573
Medical - Drugs — 0.6%
44,793	Aurobindo Pharma, Ltd.	71,829
Medical - Generic Drugs — 0.8%
7,753	Pharmstandard (GDR)	109,317
Metal - Aluminum — 0.5%
9,491	Aluminium Bahrain BSC (ADR)	66,390
Metal - Diversified — 1.4%
10,344	Ivanhoe Mines, Ltd.*	183,724
Metal - Iron — 4.8%
12,485	Cia Vale do Rio Doce (ADR)	267,803
854	Kumba Iron Ore, Ltd.	52,961
30,983	London Mining PLC.*	142,638
3,347	Rio Tinto PLC	162,403
		625,805
Oil and Gas Drilling — 1.5%
42,669	Karoon Gas Australia, Ltd.*,**	196,786
Oil Companies - Exploration and Production — 5.3%
44,800	CGX Energy, Inc.*	46,186
970	CNOOC, Ltd. (ADR)	169,440
6,041	Cobalt International Energy, Inc.*	93,756
128	HRT Participacoes em Petroleo S.A.*	38,994
2,848	Niko Resources, Ltd.	134,864
16,453	OGX Petroleo e Gas Participacoes S.A. (ADR)*	119,942
20,914	Rockhopper Exploration PLC*	87,759
		690,941
Oil Companies - Integrated — 5.5%
897	Ecopetrol S.A.	39,934
13,486	Gulf International Services OSC	88,449
7,565	Pacific Rubiales Energy Corp.	139,119
17,706	Petroleo Brasileiro S.A. (ADR) **	439,994
		707,496
Oil Refining and Marketing — 0.4%
1,834	Reliance Industries, Ltd. (GDR)	48,785
Property and Casualty Insurance — 1.1%
808	Samsung Fire & Marine Insurance Co., Ltd.	148,486
Real Estate Operating/Development — 6.4%
197,522	Emaar Properties PJSC	138,669
26,000	Hang Lung Properties, Ltd.	73,986
115,459	Indiabulls Real Estate, Ltd.	101,652
14,500	PDG Realty S.A. Empreendimentos e Participacoes	45,884
17,096	PDG Realty S.A. Empreendimentos e Participacoes (ADR)	112,834
628,000	Renhe Commercial Holdings Co., Ltd.	71,967
334,000	Shun Tak Holdings, Ltd.	124,718
664,417	Sorouh Real Estate, Co.*	154,325
		824,035
Retail - Apparel and Shoe — 1.9%
134,000	Anta Sports Products, Ltd.	159,255
59,000	Ports Design, Ltd.	89,188
		248,443
Retail - Automobile — 0.7%
97,500	Baoxin Auto Group, Ltd.	94,659
Rubber/Plastic Products — 0.7%
9,543	Jain Irrigation Systems, Ltd.	15,554
94,697	Jain Irrigation Systems, Ltd. (ADR)	77,557
		93,111
Semiconductor Components/Integrated Circuits — 3.8%
50,000	Advanced Semiconductor Engineering, Inc.	42,784
34,512	Taiwan Semiconductor Manufacturing Co., Ltd.**	445,550
		488,334
Shipbuilding — 1.0%
85,075	Pipavav Shipyard, Ltd.*	106,063
9,638	SembCorp Marine, Ltd.	28,393
		134,456
Steel - Producers — 2.4%
7,039	ArcelorMittal	128,039
25,924	Mechel (ADR)	90,734
261	POSCO	86,468
		305,241
Telecommunication Services — 2.4%
1,260	China Telecom Corp., Ltd.	71,984
404,500	Tower Bersama Infrastructure Tbk PT	106,036
14,173	VimpelCom, Ltd. (ADR)	134,218
		312,238
Total Common Stock (cost $14,095,173)		11,426,993
Exchange - Traded Funds — 9.9%
Emerging Market - Equity — 9.9%
184,605	BOCI-Prudential - W.I.S.E. - CSI China Tracker Fund (ETF) **	657,241
16,249	Vanguard Emerging Markets (ETF)	620,874
Total Exchange - Traded Funds (cost $1,472,104)		1,278,115
Purchased Options - Calls — 0.3%
2	Brazil Bovespa Index expires January 2012 exercise price 63,543.029	57
2,500	Chaoda Modern Agriculture Holdings, Ltd. expires January 2012 exercise price 3.6974 HKD	—
588,000	Chaoda Modern Agriculture Holdings, Ltd. expires March 2012 exercise price 1.9800 HKD	200
35,890	Karoon Gas Australia Ltd. expires December 2011 exercise price 4.0998AUD	44,964
Total Purchased Options – Calls (premiums paid $69,297)		45,221
Money Market — 1.7%
218,193	Janus Cash Liquidity Fund LLC, 0% (cost $218,193)	218,193
Total Investments (total cost $15,854,767) – 100%		$12,968,522

Summary of Investments by Country – (Long Positions)

December 31, 2011 (unaudited)

Country	Value	% of Investment Securities
Australia	$241,750	1.9%
Austria	156,119	1.2%
Bahrain	66,390	0.5%
Bermuda	526,922	4.1%
Brazil	1,621,022	12.5%
Canada	503,893	3.9%
Cayman Islands	724,514	5.6%
China	567,640	4.4%
Colombia	39,934	0.3%
Hong Kong	1,448,294	11.2%
India	855,175	6.6%
Indonesia	137,779	1.0%
Japan	158,434	1.2%
Kenya	43,532	0.3%
Luxembourg	128,039	1.0%
Mexico	181,094	1.4%
Netherlands	99,605	0.8%
Qatar	239,054	1.8%
Russia	544,128	4.2%
Singapore	285,207	2.2%
South Africa	280,165	2.1%
South Korea	929,241	7.2%
Spain	364,157	2.8%
Switzerland	89,645	0.7%
Taiwan	672,074	5.2%
Thailand	88,991	0.7%
United Arab Emirates	433,105	3.3%
United Kingdom	528,029	4.1%
United States††	1,014,590	7.8%
Total	$12,968,522	100.0%
††	Includes Cash Equivalents (6.1% excluding Cash Equivalents).

Forward Currency Contracts, Open As of December 31, 2011 (unaudited)
Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
Australian Dollar 1/19/12	191,000	$194,894	$(372)
Total		$ 194,894	$ (372)

Total Return Swaps outstanding at December 31, 2011 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley and Co. International plc	$174,515	FED Funds Effective plus 100 basis points	Morgan Stanley Indian Blue Chip Basket	8/27/13	$(6,032)
Morgan Stanley and Co. International plc	146,326	FED Funds Effective plus 100 basis points	Morgan Stanley Korea Blue Chip Basket	8/27/13	(1,638)
Morgan Stanley and Co. International plc	162,515	FED Funds Effective plus 100 basis points	Samba Financial Group	12/31/12	3,155
UBS A.G.	13,115	1-month LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	2/18/12	(17)
UBS A.G.	29,474	1-month LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	2/17/12	(39)
UBS A.G.	13,271	1-month LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	3/22/12	(18)
UBS A.G.	24,768	1-month LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	4/21/12	(33)
UBS A.G.	74,535	1-month LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	9/30/12	(99)
UBS A.G.	73,840	1-month LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	1/04/13	(98)
UBS A.G.	40,627	1-month LIBOR plus 100 basis points	China Construction Bank Co., Ltd.	2/18/12	(1,532)
UBS A.G.	105,391	1-month LIBOR plus 50 basis points	China Construction Bank Co., Ltd.	3/22/12	(3,976)
UBS A.G.	78,031	1-month LIBOR plus 50 basis points	China Construction Bank Co., Ltd.	4/21/12	(2,944)
UBS A.G.	89,275	1-month LIBOR plus 50 basis points	China Construction Bank Co., Ltd.	9/30/12	(3,368)
Total					$(16,639)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PLC	Public Limited Company

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.

∞ Schedule of Fair Valued Securities (as of December 31, 2011)

		Value as a %
		of Investment
	Value	Securities
Janus Emerging Markets Fund
Indiabulls Infrastructure and Power, Ltd.	$-	0%

Securities are valued at “fair value” pursuant to procedures adopted by the Fund’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary

(as of December 31, 2011)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Janus Emerging Markets Fund
Common Stock
Automotive – Truck Parts and Equipment	$—	$149,095	$—
Cellular Telecommunications	379,410	181,094	—
Commercial Banks	268,680	1,647,568	—
Diversified Financial Services	—	125,422	—
Electronic Components- Semiconductors	81,767	419,770	—
Energy- Alternate Sources	—	—	—
Food- Retail	—	99,605	—
Insurance Brokers	—	181,705	—
Internet Content- Entertainment	—	43,171	—
Medical – Genetic Drugs	—	109,317	—
Metal – Aluminum	—	66,390	—
Metal – Iron	358,002	267,803	—
Oil Companies- Exploration and Production	401,558	289,382	—
Oil Companies- Integrated	139,119	568,377	—
Oil Refining and Marketing	—	48,784	—
Property and Casualty Insurance	—	148,486	—
Real Estate Operating/Development	418,207	405,827	—
Rubber/Plastic Products	15,555	77,557	—
Steel-Producers	128,039	177,202	—
Telecommunications Services	106,036	206,202	—
All Other	3,917,863	—	—
Exchange- Traded Funds
Emerging Market –Equity	1,278,115	—	—
Money Market	—	218,193	—

Total Investments	$7,492,351	$5,430,950	$—

Investments in Purchased Options:
Janus Emerging Markets Fund	$—	$45,221	$—

Other Financial Instruments(b):
Janus Emerging Markets Fund	$—	$(17,011)	$—

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2011)

	Balance as of September 30, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus Emerging Markets Fund
Energy-Alternate Sources	$ -	$-	$-	$-	$ -	$-	$-

 Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Emerging Markets Fund	$4,048,597

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.8%
Advertising Sales — 0.8%
707,770	Lamar Advertising Co. - Class A*	$ 19,463,675
Aerospace and Defense — 1.3%
312,587	TransDigm Group, Inc.*	29,908,324
Agricultural Chemicals — 1.8%
1,019,015	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)	42,064,939
Airlines — 1.3%
1,112,677	Ryanair Holdings PLC (ADR)**	30,999,181
Auction House - Art Dealer — 1.2%
1,307,266	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	28,864,433
Automotive - Truck Parts and Equipment - Original — 0.3%
190,965	WABCO Holdings, Inc.*	8,287,881
Commercial Services — 0.9%
299,794	CoStar Group, Inc.*	20,005,254
Commercial Services - Finance — 1.6%
785,606	Global Payments, Inc.	37,222,012
Computer Aided Design — 0.5%
205,730	ANSYS, Inc.*	11,784,214
Computer Services — 1.1%
306,615	IHS, Inc. - Class A*	26,417,948
Computers — 0.7%
40,773	Apple, Inc.*	16,513,065
Computers - Integrated Systems — 1.0%
689,994	Jack Henry & Associates, Inc.	23,190,698
Consulting Services — 5.6%
1,076,197	Gartner, Inc.*	37,419,370
2,311,225	Verisk Analytics, Inc.*	92,749,459
		130,168,829
Containers - Metal and Glass — 0.7%
442,867	Ball Corp.	15,814,781
Decision Support Software — 2.5%
1,738,978	MSCI, Inc.*	57,264,546
Diagnostic Equipment — 1.5%
578,857	Gen-Probe, Inc.*	34,222,026
Diagnostic Kits — 0.7%
201,127	Idexx Laboratories, Inc.*	15,478,734
Distribution/Wholesale — 5.8%
1,000,888	Fastenal Co.	43,648,726
31,869,390	Li & Fung, Ltd.	59,009,030
169,787	W.W. Grainger, Inc.	31,782,428
		134,440,184
Electric Products - Miscellaneous — 1.0%
567,591	AMETEK, Inc.	23,895,581
Electronic Components - Miscellaneous — 2.7%
2,691,481	Flextronics International, Ltd.*	15,233,783
1,533,614	TE Connectivity, Ltd. (U.S. Shares)	47,250,647
		62,484,430
Electronic Components – Semiconductors — 2.4%
5,594,936	ON Semiconductor Corp.*	43,192,906
402,681	Xilinx, Inc.	12,909,953
		56,102,859
Electronic Connectors — 2.2%
1,140,242	Amphenol Corp. - Class A	51,755,584
Electronic Forms — 1.1%
899,792	Adobe Systems, Inc.*	25,437,120
Entertainment Software — 0.6%
636,961	Electronic Arts, Inc.*	13,121,397
Finance - Investment Bankers/Brokers — 0.8%
621,101	LPL Investment Holdings, Inc.*	18,968,425
Instruments - Controls — 2.4%
128,700	Mettler-Toledo International, Inc.*	19,010,277
1,375,969	Sensata Technologies Holding N.V.*,**	36,160,465
		55,170,742
Instruments - Scientific — 1.5%
269,040	Thermo Fisher Scientific, Inc.*	12,098,729
311,260	Waters Corp.*	23,048,803
		35,147,532
Insurance Brokers — 1.0%
482,016	AON Corp.	22,558,349
Internet Content - Entertainment — 0.2%
440,620	Zynga, Inc.*	4,146,234
Investment Management and Advisory Services — 1.9%
645,115	Eaton Vance Corp.	15,250,518
503,987	T. Rowe Price Group, Inc.	28,702,060
		43,952,578
Machinery - General Industrial — 1.5%
395,722	Roper Industries, Inc.	34,376,370
Media — 0.3%
542,350	Workday, Inc. - Private Placement ºº,§, £	7,191,561
Medical - Biomedical and Genetic — 3.5%
439,637	Celgene Corp.*,**	29,719,461
423,946	Gilead Sciences, Inc.*	17,352,110
1,287,862	Incyte Corp., Ltd.*	19,330,809
456,563	Vertex Pharmaceuticals, Inc.*	15,162,457
		81,564,837
Medical - Drugs — 1.2%
611,063	Valeant Pharmaceuticals International, Inc.	28,530,532
Medical - Generic Drugs — 0.4%
503,737	Impax Laboratories, Inc.*	10,160,375
Medical Information Systems — 1.0%
497,927	athenahealth, Inc.*	24,458,174
Medical Instruments — 2.9%
1,364,579	St. Jude Medical, Inc.	46,805,060
306,852	Techne Corp.	20,945,717
		67,750,777
Medical Products — 4.5%
550,809	Henry Schein, Inc.*	35,488,624
1,028,132	Varian Medical Systems, Inc.*	69,018,501
		104,507,125
Metal Processors and Fabricators — 1.6%
224,594	Precision Castparts Corp.	37,010,845
Oil Companies - Exploration and Production — 0.6%
465,954	Ultra Petroleum Corp. (U.S. Shares)*	13,806,217
Oil Field Machinery and Equipment — 2.9%
1,352,970	Dresser-Rand Group, Inc.*	67,526,733
Patient Monitoring Equipment — 1.0%
1,215,126	Masimo Corp.	22,704,629
Pharmacy Services — 0.3%
174,505	Omnicare, Inc.	6,011,697
Pipelines — 3.4%
805,974	Energy Transfer Equity L.P.	32,706,425
590,900	Kinder Morgan Management LLC*	46,397,468
		79,103,893
Printing - Commercial — 2.1%
1,587,634	VistaPrint N.V. (U.S. Shares)*,**	48,581,600
Retail - Automobile — 0.6%
275,798	Copart, Inc.*	13,207,966
Retail - Bedding — 0.9%
350,355	Bed Bath & Beyond, Inc.*	20,310,079
Retail - Catalog Shopping — 0.5%
175,390	MSC Industrial Direct Co. - Class A	12,549,155
Retail - Petroleum Products — 1.4%
787,004	World Fuel Services Corp.	33,038,428
Retail - Restaurants — 0.6%
662,652	Arcos Dorados Holdings, Inc.	13,604,246
Semiconductor Components/Integrated Circuits — 2.2%
6,364,479	Atmel Corp.*	51,552,280
Semiconductor Equipment — 3.4%
636,650	ASML Holdings N.V. (U.S. Shares)**	26,605,604
1,080,177	KLA-Tencor Corp.	52,118,540
		78,724,144
Telecommunication Equipment - Fiber Optics — 0.5%
908,159	Corning, Inc.	11,787,904
Telecommunication Services — 2.1%
1,732,641	Amdocs, Ltd. (U.S. Shares)*	49,432,248
Transactional Software — 1.6%
818,913	Solera Holdings, Inc.	36,474,385
Transportation - Services — 2.8%
605,756	C.H. Robinson Worldwide, Inc.	42,269,654
539,991	Expeditors International of Washington, Inc.	22,118,031
		64,387,685
Transportation - Truck — 1.2%
588,020	Landstar System, Inc.	28,177,918
Vitamins and Nutrition Products — 0.9%
296,990	Mead Johnson Nutrition Co. - Class A	20,412,123
Wireless Equipment — 4.8%
2,491,728	Crown Castle International Corp.*	111,629,414
Total Common Stock (cost $1,764,273,537)		2,273,424,895
Money Market — 2.2%
51,667,424	Janus Cash Liquidity Fund LLC, 0% (cost $51,667,424)	51,667,424
Total Investments (total cost $1,815,940,961) – 100%		$ 2,325,092,319

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$59,009,030	2.5%
Canada	113,266,121	4.9%
Guernsey	49,432,248	2.1%
Ireland	30,999,181	1.3%
Netherlands	111,347,669	4.8%
Singapore	15,233,783	0.7%
Switzerland	47,250,647	2.0%
United States††	1,884,949,394	81.1%
Virgin Islands (British)	13,604,246	0.6%
Total	$2,325,092,319	100.0%

†† Includes Cash Equivalents (78.8% excluding Cash Equivalents)

Forward Currency Contracts, Open

December 31, 2011 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse Securities (USA) LLC: Euro 1/19/12	6,200,000	$8,024,176	$355,930
HSBC Securities (USA), Inc.: Euro 2/2/12	9,000,000	11,649,129	117,561
JPMorgan Chase & Co.: Euro 1/12/12	7,900,000	10,223,890	307,990
Total		$ 29,897,195	$ 781,481

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of December 31, 2011)

	Value	Value as a % of Investment Securities
Janus Enterprise Fund Workday, Inc. - Private Placement	$ 7,191,561	0.3%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2011)

				Value as a % of
	Acquisition	Acquisition		Investment
	Date	Cost	Value	Securities
Janus Enterprise Fund Workday, Inc. - Private Placement	10/13/11	$ 7,191,561	$ 7,191,561	0.3%

The Fund has registration rights for certain restricted securities held as of December 31, 2011. The issuer incurs all registration costs.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2011.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 12/31/11
Janus Enterprise Fund
Workday, Inc. - Private Placement §	542,350	$ 7,191,561	-	$ -	$ -	$ -	$ 7,191,561

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)	Level 1 - Quoted Prices	Level 2 - Other Significant	Level 3 - Significant
		Observable Inputs(a)	Unobservable Inputs
Investments in Securities:
Janus Enterprise Fund
Common Stock
Airlines Media	$ -	$30,999,181	$ - 7,191,561
All Other	2,235,234,153	-	-

Money Market	-	51,667,424	-

Total Investment in Securities	$2,235,234,153	$82,666,605	$7,191,561
Other Financial Instruments(b): Janus Enterprise Fund	$ -	$781,481	$ -

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swaps contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2011)

	Balance as of September 30, 2011	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus Enterprise Fund
Media	$ -	$ -	$ -	$ -	$ 7,191,561	$ -	$ -	$ 7,191,561

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Enterprise Fund	$ 164,654,850

Janus Forty Fund

Schedule of Investments (unaudited)

Shares			Value
Common Stock — 99.2%
Apparel Manufacturers — 0.7%
6,024,400	Prada SpA*		$27,266,222
Applications Software — 4.6%
6,543,164	Microsoft Corp.		169,860,537
Athletic Footwear — 1.9%
750,335	NIKE, Inc. - Class B		72,309,784
Automotive - Cars and Light Trucks — 2.2%
7,613,669	Ford Motor Co.		81,923,078
Beverages - Wine and Spirits — 1.1%
428,259	Pernod-Ricard S.A.		39,714,574
Brewery — 0%
1,537,776	Anheuser-Busch InBev N.V. - VVPR Strip*		1,990
Casino Hotels — 1.9%
6,609,758	MGM Mirage*		68,939,776
Commercial Banks — 2.0%
3,461,030	Standard Chartered PLC		75,718,764
Commercial Services — 2.1%
2,531,965	Iron Mountain, Inc.		77,984,522
Computers — 9.0%
828,833	Apple, Inc.*,**		335,677,365
Computers - Memory Devices — 3.8%
6,511,699	EMC Corp.*		140,261,996
E-Commerce/Products — 8.9%
168,045	Amazon.com, Inc.*		29,088,590
9,964,567	eBay, Inc.*		302,225,317
			331,313,907
Electronic Components - Miscellaneous — 2.3%
2,737,580	TE Connectivity, Ltd. (U.S. Shares)		84,344,840
Electronic Connectors — 1.3%
1,029,735	Amphenol Corp. - Class A		46,739,672
Enterprise Software/Services — 2.6%
3,827,736	Oracle Corp.		98,181,428
Finance - Investment Bankers/Brokers — 1.4%
4,702,377	Charles Schwab Corp.		52,948,765
Industrial Automation and Robotics — 5.3%
1,299,700	Fanuc Corp.		198,966,420
Life and Health Insurance — 4.2%
22,715,600	AIA Group, Ltd.		70,928,666
8,509,483	Prudential PLC		84,362,849
			155,291,515
Medical - Biomedical and Genetic — 8.4%
3,874,638	Celgene Corp.*		261,925,529
1,485,811	Vertex Pharmaceuticals, Inc.*		49,343,783
			311,269,312
Medical Instruments — 1.4%
110,480	Intuitive Surgical, Inc.*		51,153,345
Metal - Diversified — 2.3%
4,830,515	Ivanhoe Mines, Ltd. (U.S. Shares)*		85,596,726
Metal Processors and Fabricators — 0.8%
179,130	Precision Castparts Corp.		29,518,833
Multimedia — 4.8%
10,101,654	News Corp. - Class A		180,213,507
Oil - Field Services — 1.6%
763,225	Baker Hughes, Inc.		37,123,264
603,745	Halliburton Co.		20,835,240
			57,958,504
Oil Companies - Exploration and Production — 0.7%
875,838	Southwestern Energy Co.*		27,974,266
Pharmacy Services — 7.2%
2,339,140	Express Scripts, Inc. - Class A*		104,536,166
2,954,933	Medco Health Solutions, Inc.*		165,180,755
			269,716,921
Retail - Apparel and Shoe — 4.7%
4,318,797	Limited Brands, Inc.		174,263,459
Retail - Jewelry — 2.4%
1,786,046	Compagnie Financiere Richemont S.A.		90,367,461
Transportation - Services — 6.4%
1,320,774	C.H. Robinson Worldwide, Inc.		92,163,610
1,998,469	United Parcel Service, Inc. - Class B		146,267,946
			238,431,556
Wireless Equipment — 3.2%
2,651,649	Crown Castle International Corp.*		118,793,875
Total Common Stock (cost $3,108,782,058)			3,692,702,920
Preferred Stock — 0.4%
Direct Marketing — 0.4%
1,946,540	Zynga, Inc.- Private Placement, 8.0000%,∞,§ (cost $27,308,233)		17,401,094
Money Market — 0.4% 14,153,000 Janus Cash Liquidity Fund LLC, 0% (cost $14,153,000)			14,153,000
Total Investments (total cost $3,150,243,291) – 100%			$3,724,257,014

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Belgium	$1,990	0.0%
Canada	85,596,726	2.3%
France	39,714,574	1.1%
Hong Kong	70,928,666	1.9%
Italy	27,266,222	0.7%
Japan	198,966,420	5.3%
Switzerland	174,712,301	4.7%
United Kingdom	160,081,613	4.3%
United States††	2,966,988,502	79.7%
Total	$3,724,257,014	100.0%
†† Includes Cash Equivalents (79.3% excluding Cash Equivalents)			.

Schedule of Written Options – Puts	Value
Microsoft Corp. expires January 2012 30,500 contracts exercise price $25.00 (premiums received $4,245,600)	$(755,427)

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company
U.S. Shares	Shares of foreign companies trading on an American Stock Exchange.
VVPR Strip

The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*	Non-income producing security.
**

A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

∞ Schedule of Fair Valued Securities (as of December 31, 2011)

		Value as a %
	Value	of Total Investment
Janus Forty Fund
Zynga, Inc. - Private Placement, 8.0000%	$ 17,401,094	0.4%

Securities are valued at “fair value” pursuant to procedures adopted by the Fund’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2011)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Forty Fund
Zynga, Inc. – Private Placement, 8.0000%	2/17/11	$ 27,308,233	$ 17,401,094	0.4%

The Fund has registration rights for certain restricted securities held as of December 31, 2011. The issuer incurs all registration costs.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant	Level 3 - Significant
		Observable Inputs(a)	Unobservable Inputs
Investments in Securities:
Janus Forty Fund
Common Stock
All Other	$3,692,702,920	$-	$-

Preferred Stock	-	-	17,401,094

Money Market	-	14,153,000	-

Total Investment in Securities	$3,692,702,920	$14,153,000	$17,401,094
Other Financial Instruments(b):
Janus Forty Fund	$	$ (755,427)	$

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swaps contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2011)

	Balance as of September 30, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus Forty Fund
Preferred Stock	$27,308,234	$-	$ (9,907,140)	$-	$ -	$ -	$ 17,401,094

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Forty Fund	$96,102,880

Janus Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 93.7%
Apparel Manufacturers — 0.8%
12,596,100	Prada SpA*,**	$ 57,009,505
Applications Software — 1.8%
5,176,240	Microsoft Corp.	134,375,190
Athletic Footwear — 1.1%
865,090	NIKE, Inc. - Class B	83,368,723
Beverages - Wine and Spirits — 1.2%
968,697	Pernod-Ricard S.A.**	89,832,061
Brewery — 3.1%
2,309,172	Anheuser-Busch InBev N.V.**	141,361,106
2,547,391	SABMiller PLC**	89,647,564
		231,008,670
Cable/Satellite Television — 0.9%
1,106,465	Time Warner Cable, Inc. - Class A	70,337,980
Commercial Banks — 0.7%
2,278,696	Standard Chartered PLC**	49,852,225
Commercial Services - Finance — 0.5%
102,420	MasterCard, Inc. - Class A	38,184,224
Computer Aided Design — 0.8%
188,244	ANSYS, Inc.*	10,782,616
1,659,435	Autodesk, Inc.*	50,330,664
		61,113,280
Computers — 6.9%
1,287,637	Apple, Inc.*	521,492,985
Computers - Integrated Systems — 0.7%
1,027,505	Teradata Corp.*	49,844,268
Computers - Memory Devices — 2.2%
7,777,960	EMC Corp.*	167,537,258
Consulting Services — 0.6%
1,229,705	Verisk Analytics, Inc.*	49,348,062
Containers - Metal and Glass — 1.5%
3,271,445	Ball Corp.	116,823,301
Cosmetics and Toiletries — 1.5%
1,219,876	Colgate-Palmolive Co.	112,704,344
Dialysis Centers — 0.2%
208,405	DaVita, Inc.*	15,799,183
Distribution/Wholesale — 0.6%
1,035,986	Fastenal Co.	45,179,349
Diversified Operations — 2.0%
1,600,305	Danaher Corp.	75,278,347
1,618,551	Tyco International, Ltd. (U.S. Shares)	75,602,517
		150,880,864
E-Commerce/Products — 4.4%
483,225	Amazon.com, Inc.*	83,646,248
8,149,937	eBay, Inc.*	247,187,589
		330,833,837
Electronic Components - Miscellaneous — 1.7%
4,183,505	TE Connectivity, Ltd. (U.S. Shares)	128,893,789
Electronic Components – Semiconductors — 1.1%
11,117,332	ON Semiconductor Corp.*	85,825,803
Electronic Connectors — 1.3%
2,103,024	Amphenol Corp. - Class A	95,456,259
Enterprise Software/Services — 3.1%
9,074,265	Oracle Corp.	232,754,897
Finance - Investment Bankers/Brokers — 0.3%
1,974,855	Charles Schwab Corp.	22,236,867
Food - Miscellaneous/Diversified — 1.4%
3,078,982	Unilever N.V.**	105,868,147
Industrial Automation and Robotics — 1.4%
670,900	Fanuc Corp.	102,705,679
Industrial Gases — 1.6%
1,154,890	Praxair, Inc.	123,457,741
Instruments - Controls — 1.7%
4,971,935	Sensata Technologies Holding N.V.*,**	130,662,452
Internet Content - Entertainment — 0.2%
1,439,785	Zynga, Inc.*	13,548,377
Investment Management and Advisory Services — 1.2%
1,549,581	T. Rowe Price Group, Inc.	88,248,638
Life and Health Insurance — 1.0%
7,606,631	Prudential PLC**	75,411,991
Medical - Biomedical and Genetic — 4.0%
3,608,017	Celgene Corp.*	243,901,949
1,716,276	Vertex Pharmaceuticals, Inc.*	56,997,526
		300,899,475
Medical - Drugs — 2.0%
1,947,885	Endo Pharmaceuticals Holdings, Inc.*	67,260,469
1,742,270	Valeant Pharmaceuticals International, Inc.	81,346,586
		148,607,055
Medical - Generic Drugs — 2.1%
4,246,570	Mylan, Inc.*	91,131,392
691,100	Perrigo Co.	67,244,030
		158,375,422
Medical - Wholesale Drug Distributors — 0.8%
1,629,125	AmerisourceBergen Corp.	60,587,159
Medical Products — 2.3%
3,170,695	Covidien PLC (U.S. Shares)**	142,712,982
425,485	Varian Medical Systems, Inc.*	28,562,808
		171,275,790
Metal Processors and Fabricators — 2.3%
1,063,900	Precision Castparts Corp.	175,320,081
Multimedia — 1.3%
2,653,080	Walt Disney Co.	99,490,500
Oil - Field Services — 2.2%
1,388,945	Baker Hughes, Inc.	67,558,285
1,124,360	Halliburton Co.	38,801,664
921,710	Schlumberger, Ltd. (U.S. Shares)	62,962,010
		169,321,959
Oil and Gas Drilling — 0.8%
1,041,975	Helmerich & Payne, Inc.	60,809,661
Oil Companies - Exploration and Production — 4.8%
674,520	Apache Corp.	61,098,022
1,540,430	Canadian Natural Resources, Ltd.	57,565,869
1,075,481	EOG Resources, Inc.	105,945,633
1,057,132	Occidental Petroleum Corp.	99,053,269
5,206,600	OGX Petroleo e Gas Participacoes S.A.*	38,033,731
		361,696,524
Oil Companies - Integrated — 0.4%
1,158,055	Petroleo Brasileiro S.A. (ADR)	28,777,667
Oil Field Machinery and Equipment — 1.7%
1,735,798	Dresser-Rand Group, Inc.*	86,633,678
592,495	National Oilwell Varco, Inc.	40,283,735
		126,917,413
Pharmacy Services — 1.2%
1,980,900	Express Scripts, Inc. - Class A*	88,526,421
Pipelines — 2.1%
3,400,784	Enterprise Products Partners L.P.	157,728,362
Retail - Apparel and Shoe — 2.3%
4,247,950	Limited Brands, Inc.	171,404,783
Retail - Discount — 1.7%
1,515,010	Costco Wholesale Corp.	126,230,633
Retail - Jewelry — 0.8%
1,263,116	Compagnie Financiere Richemont S.A.	63,909,096
Retail - Major Department Stores — 2.6%
1,228,030	JC Penney Co., Inc.	43,165,254
3,097,870	Nordstrom, Inc.	153,995,118
		197,160,372
Retail - Restaurants — 0.8%
583,600	McDonald's Corp.	58,552,588
Semiconductor Components/Integrated Circuits — 1.7%
6,064,982	Atmel Corp.*	49,126,354
30,500,539	Taiwan Semiconductor Manufacturing Co., Ltd.	76,382,346
		125,508,700
Soap and Cleaning Preparations — 0.5%
779,779	Reckitt Benckiser Group PLC**	38,502,224
Telecommunication Services — 1.1%
2,921,830	Amdocs, Ltd. (U.S. Shares)*,**	83,359,810
Television — 1.1%
3,186,185	CBS Corp. - Class B	86,473,061
Tobacco — 1.1%
1,059,015	Philip Morris International, Inc.	83,111,497
Toys — 0.5%
1,386,391	Mattel, Inc.	38,486,214
Transportation - Railroad — 0.2%
150,525	Union Pacific Corp.	15,946,619
Transportation - Services — 2.4%
1,735,270	C.H. Robinson Worldwide, Inc.	121,087,141
1,503,051	Expeditors International of Washington, Inc.	61,564,969
		182,652,110
Wireless Equipment — 1.4%
2,290,517	Crown Castle International Corp.*,**	102,615,162
Total Common Stock (cost $6,226,968,282)		7,062,842,307
Preferred Stock — 0.3%
Direct Marketing — 0.3%
2,492,920	Zynga, Inc. – Private Placement, 8.0000%∞,§ (cost $34,973,461)	22,285,458
Money Market — 6.0%
451,959,484	Janus Cash Liquidity Fund LLC, 0% (cost $451,959,484)	451,959,484
Total Investments (total cost $6,713,901,227) – 100%		$ 7,537,087,249

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Belgium	$141,361,106	1.9%
Brazil	66,811,398	0.9%
Canada	138,912,455	1.8%
Curacao	62,962,010	0.8%
France	89,832,061	1.2%
Guernsey	83,359,810	1.1%
Ireland	142,712,982	1.9%
Italy	57,009,505	0.7%
Japan	102,705,679	1.4%
Netherlands	236,530,599	3.1%
Switzerland	268,405,402	3.6%
Taiwan	76,382,346	1.0%
United Kingdom	253,414,004	3.4%
United States††	5,816,687,892	77.2%
Total	$7,537,087,249	100.0%
††	Includes Cash Equivalents (71.2% excluding Cash Equivalents).

Forward Currency Contracts, Open

December 31, 2011 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value in U.S. $	Unrealized Gain
Credit Suisse Securities (USA) LLC:
British Pound 1/19/12	49,260,000	$ 76,473,603	$ 804,193
Euro 1/19/12	42,240,000	54,667,935	2,424,916
		148,218,470	3,305,538
HSBC Securities (USA), Inc.:
British Pound 2/2/12	30,059,000	46,658,078	45,658
Euro 2/2/12	54,060,000	69,972,431	598,867
		116,630,509	644,525
JPMorgan Chase & Co.:
British Pound 1/12/12	15,100,000	23,443,733	117,854
Euro 1/12/12	45,700,000	59,143,264	1,982,276
		82,586,997	2,100,130
RBC Capital Markets Corp.:
British Pound 1/5/12	27,400,000	42,543,484	1,136,501
Euro 1/5/12	52,000,000	67,293,445	3,714,116
		109,836,929	4,850,617
Total		$ 457,272,905	$ 10,900,810

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of December 31, 2011)

		Value as a %
		of Investment
	Value	Securities
Janus Fund
Zynga, Inc. - Private Placement, 8.0000%	$ 22,285,458	0.3%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued

Securities does not include international equity securities fair valued pursuant to systematic fair valuation models.

Securities are restricted to resale and may not have a readily available market.

ºº Schedule of Restricted and Illiquid Securities (as of December 31, 2011)

				Value as a
	Acquisition Date	Acquisition Cost	Value	% of Investment Securities
Janus Fund
Zynga, Inc. - Private Placement, 8.0000%	2/17/11	$ 34,973,461	$ 22,285,458	0.3%

The Fund has registration rights for certain restricted securities held as of December 31, 2011. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Fund
Common Stock Oil Companies - Integrated All Other	$ - 7,034,064,640	$ 28,777,667 -	$ - -
Preferred Stock	-	-	22,285,458
Money Market	-	451,959,484	-

Total Investments in Securities	$7,034,064,640	$ 480,737,151	$22,285,458

Other Financial Instruments(b):
Janus Fund	$ -	$ 10,900,810	$ -
(a)	Includes Fair Value Factors.
(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2011)

	Balance as of September 30, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus Fund
Preferred Stock	$ 34,973,461	$ -	$ (12,688,003)	$ -	$ -	$ -	$ 22,285,458

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Fund	$ 1,091,580,066

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.2%
Diagnostic Equipment — 1.0%
114,700	Gen-Probe, Inc.*	$ 6,781,064
Diagnostic Kits — 0.7%
296,997	Quidel Corp.*	4,493,565
Dialysis Centers — 1.9%
165,703	DaVita, Inc.*	12,561,944
Diversified Operations — 0.4%
666,666	Puma Biotechnology, Inc. - Private Placementºº,§,£	2,499,998
Heart Monitors — 1.5%
143,466	HeartWare International, Inc.*	9,899,154
Instruments - Scientific — 1.4%
209,562	Thermo Fisher Scientific, Inc.*	9,424,003
Life and Health Insurance — 0.7%
331,700	OdontoPrev S.A.	4,732,218
Medical - Biomedical and Genetic — 22.9%
270,579	Alexion Pharmaceuticals, Inc.*	19,346,398
735,800	Amylin Pharmaceuticals, Inc.*	8,373,404
646,655	Ariad Pharmaceuticals, Inc.*	7,921,524
95,380	Biogen Idec, Inc.*	10,496,569
465,203	Celgene Corp.*	31,447,723
509,795	Chelsea Therapeutics International, Ltd.*	2,615,248
1,271,821	Fibrogen, Inc. - Private Placementºº,§	5,786,785
419,947	Gilead Sciences, Inc.*,**	17,188,431
870,612	Incyte Corp., Ltd.*	13,067,886
291,085	InterMune, Inc.*	3,667,671
173,170	Life Technologies Corp.*	6,738,045
196,602	Regeneron Pharmaceuticals, Inc.*	10,897,649
169,271	United Therapeutics Corp.*	7,998,055
270,160	Vertex Pharmaceuticals, Inc.*	8,972,014
		154,517,402
Medical - Drugs — 27.3%
698,762	Achillion Pharmaceuticals, Inc.*	5,324,566
143,650	Allergan, Inc.	12,603,851
1,479,876	Aurobindo Pharma, Ltd.	2,373,097
303,493	Bristol-Myers Squibb Co.	10,695,093
14,878,097	CFR Pharmaceuticals S.A.*	3,498,538
339,080	Endo Pharmaceuticals Holdings, Inc.*	11,708,432
228,664	Forest Laboratories, Inc.*	6,919,373
303,257	GlaxoSmithKline PLC (ADR)	13,837,617
697,405	Idenix Pharmaceuticals, Inc.*	5,192,180
625,139	Ironwood Pharmaceuticals, Inc.*	7,482,914
451,800	Mitsubishi Tanabe Pharma Corp.**	7,151,298
149,002	Novartis A.G.**	8,521,201
719,079	Pfizer, Inc.	15,560,869
69,255	Pharmasset, Inc.*	8,878,491
63,977	Roche Holding A.G.**	10,846,793
199,535	Salix Pharmaceuticals, Ltd.*	9,547,750
125,906	Sanofi**	9,246,532
123,346	Shire PLC (ADR)	12,815,649
376,887	Targacept, Inc.*	2,099,261
430,582	Valeant Pharmaceuticals International, Inc.	20,103,874
		184,407,379
Medical - Generic Drugs — 8.2%
428,597	Impax Laboratories, Inc.*	8,644,801
8,364,183	Mediquest Therapeutics, Inc. - Private Placementºº,§,£	2,509,255
930,500	Mylan, Inc.*	19,968,530
265,410	Pharmstandard (GDR)	3,742,281
352,746	Teva Pharmaceutical S.P. (ADR)	14,236,829
107,135	Watson Pharmaceuticals, Inc.*	6,464,526
		55,566,222
Medical - HMO — 2.7%
89,290	Humana, Inc.	7,822,697
211,421	UnitedHealth Group, Inc.	10,714,816
		18,537,513
Medical - Wholesale Drug Distributors — 1.9%
237,790	AmerisourceBergen Corp.	8,843,410
1,584,400	Sinopharm Group Co., Ltd.	3,806,820
		12,650,230
Medical Information Systems — 0.9%
118,011	athenahealth, Inc.*	5,796,700
Medical Instruments — 1.7%
116,843	GMP Cos., Inc. – Private Placementºº,§,£	0
659,604	Lifesync Holdings, Inc. – Private Placementºº,§,£	1
339,565	St. Jude Medical, Inc.	11,647,079
		11,647,080
Medical Products — 8.1%
238,830	Carefusion Corp.*	6,068,670
281,407	Covidien PLC (U.S. Shares)**	12,666,129
136,705	Henry Schein, Inc.*	8,807,903
355,330	PSS World Medical, Inc.*	8,595,433
189,472	Stryker Corp.	9,418,653
138,245	Varian Medical Systems, Inc.*	9,280,387
		54,837,175
Patient Monitoring Equipment — 0.8%
301,002	Masimo Corp.	5,624,222
Pharmacy Services — 8.9%
842,600	Brazil Pharma S.A.*	3,841,298
596,925	Express Scripts, Inc. - Class A*	26,676,578
220,486	Medco Health Solutions, Inc.*	12,325,167
507,455	Omnicare, Inc.	17,481,825
		60,324,868
Physical Practice Management — 1.1%
99,553	Mednax, Inc.*	7,168,812
Research & Development — 0.9%
356,234	Aveo Pharmaceuticals, Inc.*	6,127,225
Retail - Drug Store — 1.1%
215,955	Walgreen Co.	7,139,472
Soap and Cleaning Preparations — 0.8%
105,174	Reckitt Benckiser Group PLC	5,193,052
Therapeutics — 2.3%
458,120	BioMarin Pharmaceutical, Inc.*	15,750,166
Total Common Stock (cost $559,185,506)		655,679,464
Preferred Stock — 0.8%
Medical - Biomedical and Genetic — 0.2%
5,192,551	Mediquest Therapeutics, Inc. – Private Placement (Series A-1), 0%ºº	1,557,765
Therapeutics — 0.6%
2,919,304	Portola Pharmaceuticals, Inc. – Private Placement, 0%ºº,§	4,130,815
Total Preferred Stock (cost $7,265,869)		5,688,580
Warrant — 0%
Medical - Generic Drugs — 0%
803,980	Mediquest Therapeutics, Inc. - expires 6/15/12*,ºº,§ (cost $94,065)	1
Money Market — 2.0%
13,509,182	Janus Cash Liquidity Fund LLC, 0% (cost $13,509,182)	13,509,182
Total Investments (total cost $580,054,622) – 100%		$ 674,877,227

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Brazil	$8,573,516	1.3%
Canada	20,103,874	3.0%
Chile	3,498,538	0.5%
China	3,806,820	0.6%
France	9,246,532	1.4%
India	2,373,097	0.3%
Ireland	12,666,129	1.9%
Israel	14,236,829	2.1%
Japan	7,151,298	1.1%
Jersey	12,815,649	1.9%
Russia	3,742,281	0.5%
Switzerland	19,367,994	2.9%
United Kingdom	19,030,669	2.8%
United States††	538,264,001	79.7%
Total	$674,877,227	100.0%
††	Includes Cash Equivalents (77.7% excluding Cash Equivalents).

Forward Currency Contracts, Open

December 31, 2011 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
Euro 1/19/12	940,000	$ 1,216,568	$ 53,964
Japanese Yen 1/19/12	160,000,000	2,079,872	(18,069)
		3,296,440	35,895
HSBC Securities (USA), Inc.:
Euro 2/2/12	873,000	1,129,965	5,455
Japanese Yen 2/2/12	169,700,000	2,206,592	(23,141)
		3,336,557	(17,686)
JPMorgan Chase & Co.: Japanese Yen 1/12/12	199,700,000	2,595,566	(26,053)
RBC Capital Markets Corp.: Euro 1/5/12	1,730,000	2,238,801	123,566
Total……………		$ 11,467,364	$ 115,722

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR PLC	Global Depositary Receipt Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of December 31, 2011)

	Value	Value as a % of Investment Securities
Janus Global Life Sciences Fund Fibrogen, Inc. - Private Placement	$ 5,786,785	0.8%
GMP Cos., Inc. – Private Placement	0	0.0%
Lifesync Holdings, Inc. – Private Placement	1	0.0%
Mediquest Therapeutics, Inc. – expires 6/15/12	1	0.0%
Mediquest Therapeutics, Inc. – Private Placement	2,509,255	0.4%
Mediquest Therapeutics, Inc. – Private Placement (Series A-1), 0%	1,557,765	0.2%
Portola Pharmaceuticals, Inc. – Private Placement, 0%	4,130,815	0.6%
Puma Biotechnology, Inc. – Private Placement	2,499,998	0.4%
	$16,484,620	2.4%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2011)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Life Sciences Fund Fibrogen, Inc. - Private Placement	12/28/04-11/8/05	$ 5,786,786	$ 5,786,785	0.8%
GMP Cos., Inc. - Private Placement	3/9/09	883,256	0	0.0%
Lifesync Holdings, Inc. - Private Placement	3/9/09	4,986,172	1	0.0%
Mediquest Therapeutics, Inc. - expires 6/15/12	10/12/07-5/8/08	94,066	1	0.0%
Mediquest Therapeutics, Inc. - Private Placement	5/11/06-6/15/06	5,018,510	2,509,255	0.4%
Portola Pharmaceuticals, Inc. - Private Placement, 0%	7/3/08	4,130,815	4,130,815	0.6%
Puma Biotechnology, Inc. - Private Placement	10/3/11	2,499,998	2,499,998	0.4%
		$ 23,399,603	$14,926,855	2.2%

The Fund has registration rights for certain restricted securities held as of December 31, 2011. The issuer incurs all registration costs.

£	The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2011.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 12/31/11
Janus Global Life Sciences Fund
GMP Cos., Inc. - Private Placement§	-	$ -	-	$ -	$ -	$ -	$ -
Lifesync Holdings, Inc. - Private Placement§	-	-	-	-	-	-	1
Mediquest Therapeutics, Inc. - Private Placement§	-	-	-	-	-	-	2,509,255
Puma Biotechnology, Inc. - Private Placement§	666,666	2,499,998	-	-	-	-	2,499,998
		$ 2,499,998		$ -	$ -	$ -	$ 5,009,254

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities: Janus Global Life Sciences Fund
Common Stock
Diversified Operations	$ -	$ -	$ 2,499,998
Medical – Biomedical and Genetic	148,730,617	-	5,786,785
Medical – Drugs	157,754,113	26,653,266	-
Medical – Generic Drugs	35,077,857	17,979,110	2,509,255
Medical Instruments	11,647,079	-	1
All Other	247,041,383	-	-

Preferred Stock	-	-	5,688,580

Warrant	-	-	1
Money Market	-	13,509,182	-

Total Investments in Securities	$ 600,251,049	$ 58,141,558	$ 16,484,620
Other Financial Instruments(b): Janus Global Life Sciences Fund	$ -	$ 115,722	$ -

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2011)

	Balance as of September 30, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus Global Life Sciences Fund
Common Stock
Diversified Operations	$ -	$ -	$ -	$ 2,499,998	$ -	$ -	$ 2,499,998
Medical – Biomedical and Genetic	5,786,786	-	(1)	-	-	-	5,786,785
Medical – Generic Drugs	2,509,255	-	-	-	-	-	2,509,255
Medical Instruments	-	-	1	-	-	-	1
Preferred Stock	6,403,810	-	(715,230)	-	-	-	5,688,580
Warrant	1	-	-	-	-	-	1

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Global Life Sciences Fund	$ 53,548,203

Janus Global Market Neutral Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 122.7%
Aerospace and Defense — 2.7%
2,760	Boeing Co.	$ 202,446
11,760	Raytheon Co.**	568,949
		771,395
Aerospace and Defense – Equipment — 0.6%
2,325	United Technologies Corp.	169,934
Applications Software — 5.6%
61,895	Microsoft Corp.**	1,606,794
Automotive - Truck Parts and Equipment - Original — 0.7%
6,355	Johnson Controls, Inc.	198,657
Beverages - Non-Alcoholic — 2.5%
53,863	Britvic PLC	269,047
6,670	Dr. Pepper Snapple Group, Inc.	263,332
2,650	PepsiCo, Inc.	175,827
		708,206
Beverages - Wine and Spirits — 1.1%
14,025	Diageo PLC**	306,288
Brewery — 2.1%
10,015	Anheuser-Busch InBev N.V.**	613,091
359,335	Anheuser-Busch InBev N.V. - VVPR Strip*,**	465
		613,556
Building - Heavy Construction — 0.9%
5,579	Vinci S.A.	243,739
Building and Construction - Miscellaneous — 1.2%
86,835	Balfour Beatty PLC	357,026
Cable/Satellite Television — 3.4%
14,785	Comcast Corp. - Class A**	350,553
10,002	Time Warner Cable, Inc. - Class A	635,827
		986,380
Cellular Telecommunications — 3.9%
39,000	China Mobile, Ltd.	381,147
26,238	Vodafone Group PLC (ADR)**	735,451
		1,116,598
Commercial Banks — 3.6%
4,865	M&T Bank Corp.	371,394
29,490	Standard Chartered PLC**	645,168
		1,016,562
Commercial Services - Finance — 1.1%
16,700	Western Union Co.	304,942
Consumer Products - Miscellaneous — 1.6%
35,670	American Greetinsg Corp. - Class A	446,232
Cosmetics and Toiletries — 0.8%
11,875	Natura Cosmeticos SA	230,940
Diversified Banking Institutions — 2.8%
34,350	Credit Suisse Group A.G. (ADR)**	806,538
Diversified Minerals — 0.3%
1,370	BHP Billiton, Ltd. (ADR)	96,763
Diversified Operations — 6.1%
3,995	Dover Corp.	231,910
3,605	Illinois Tool Works, Inc.	168,390
28,870	Orkla A.S.A.	215,628
28,073	Smiths Group PLC	398,838
15,328	Tyco International, Ltd. (U.S. Shares)**	715,971
		1,730,737
Electric Products - Miscellaneous — 4.2%
17,365	Emerson Electric Co.**	809,035
16,010	Molex, Inc.	381,999
		1,191,034
Electric – Transmission — 1.9%
19,711	Brookfield Infrastructure Partners L.P.**	545,995
Engineering - Research and Development Services — 1.0%
53,036	Cardno, Ltd.	281,478
Engines - Internal Combustion — 0.7%
31,493	Cummins India, Ltd.	207,729
Fiduciary Banks — 1.7%
23,778	Bank of New York Mellon Corp.**	473,420
Food - Miscellaneous/Diversified — 0.6%
5,180	Unilever PLC**	173,970
Food - Retail — 2.4%
64,267	Supervalu, Inc.	521,848
25,367	Tesco PLC	158,908
		680,756
Gold Mining — 2.5%
11,977	Newmont Mining Corp.**	718,740
Hotels and Motels — 2.0%
22,907	Accor S.A.	580,575
Human Resources — 1.0%
8,026	Manpower Group**	286,930
Industrial Gases — 1.1%
2,179	Linde A.G.	324,140
Life and Health Insurance — 4.6%
2,645	Prudential Financial, Inc.	132,567
118,987	Prudential PLC	1,179,635
		1,312,202
Machine Tools and Related Products — 1.4%
31,931	Sandvik A.B.	392,046
Machinery - Construction and Mining — 1.0%
13,172	Atlas Copco A.B. - Class A**	283,425
Medical - Drugs — 10.0%
16,020	AstraZeneca PLC (ADR)**	741,566
5,793	Johnson & Johnson	379,905
7,900	Novartis A.G. (ADR)	451,643
21,527	Pfizer, Inc.**	465,844
11,193	Sanofi**	822,014
		2,860,972
Medical Products — 4.6%
18,890	Covidien PLC (U.S. Shares)	850,239
9,165	Stryker Corp.	455,592
		1,305,831
Multimedia — 2.8%
14,823	Lagardere S.C.A.	391,321
4,935	Meredith Corp.	161,128
6,260	Walt Disney Co.	234,750
		787,199
Networking Products — 2.3%
36,439	Cisco Systems, Inc.**	658,817
Non-Hazardous Waste Disposal — 0.7%
6,860	Republic Services, Inc.	188,993
Oil Companies - Exploration and Production — 2.2%
6,663	Occidental Petroleum Corp.**	624,323
Oil Companies - Integrated — 8.0%
24,507	BP PLC (ADR)	1,047,429
9,039	ConocoPhillips**	658,672
8,050	Royal Dutch Shell PLC (ADR)	588,375
		2,294,476
Paper and Related Products — 1.1%
10,344	International Paper Co.	306,182
Power Converters and Power Supply Equipment — 1.4%
7,879	Schneider Electric S.A.**	414,781
Printing - Commercial — 0.7%
14,680	R.R. Donnelley & Sons Co.	211,832
Publishing - Books — 0.9%
33,622	Reed Elsevier PLC	270,943
Reinsurance — 0.6%
5,585	Validus Holdings, Ltd.	175,928
Retail - Building Products — 1.5%
10,459	Home Depot, Inc.	439,696
Retail - Discount — 3.6%
17,428	Wal-Mart Stores, Inc.**	1,041,497
Retail - Major Department Stores — 4.3%
7,415	JC Penney Co., Inc.	260,637
9,235	Nordstrom, Inc.	459,072
3,548	PPR**	508,044
		1,227,753
Retail - Office Supplies — 1.1%
21,910	Staples, Inc.	304,330
Retail - Regional Department Stores — 1.5%
13,090	Macy's, Inc.	421,236
Savings/Loan/Thrifts — 0.9%
20,365	New York Community Bancorp., Inc.	251,915
Semiconductor Components/Integrated Circuits — 2.0%
45,132	Taiwan Semiconductor Manufacturing Co., Ltd.**	582,654
Telecommunication Services — 1.4%
18,112	Vivendi	396,582
Telephone - Integrated — 1.0%
7,360	CenturyLink, Inc.	273,792
Tobacco — 0.9%
6,910	Imperial Tobacco Group PLC	261,255
Toys — 0.3%
3,280	Mattel, Inc.	91,053
Transportation - Railroad — 1.8%
7,730	Canadian Pacific Railway, Ltd.	523,089
Total Common Stock (cost $33,375,015)		35,078,856
Exchange - Traded Fund — 2.3%
Commodity — 2.3%
46,940	Sprott Physical Gold Trust (ETF)** (cost $598,858)	647,772
Exchange - Traded Note — 5.9%
Sector Fund - Energy — 5.9%
43,096	JPMorgan Alerian MLP Index (ETN)** (cost $1,562,929)	1,679,451
Total Investments (total cost $35,536,802) – 130.9%		37,406,079
Securities Sold Short — (30.9)%
Exchange - Traded Funds Sold Short — (30.9)%
Emerging Market - Equity — (4.3)%
32,046	Vanguard Emerging Markets (ETF)	(1,224,478)
Government/Agency - Intermediate — (5.7)%
13,400	iShares Barclays 20 Year Trust (ETF)	(1,624,750)
Growth - Mid Cap — (5.0)%
8,880	Midcap SPDR Trust Series 1 (ETF)	(1,416,715)
Growth - Small Cap — (7.8)%
30,300	iShares Russell 2000 Index Fund (ETF)	(2,232,807)
International Equity — (8.1)%
92,475	SPDR S&P International Small Cap (ETF)	(2,326,671)
Total Securities Sold Short (proceeds $9,421,656)		(8,825,421)
Net Investments (total cost $26,115,146) – 100%		$28,580,658

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$378,241	1.0%
Belgium	613,556	1.6%
Bermuda	721,923	1.9%
Brazil	230,940	0.6%
Canada	1,170,861	3.1%
France	3,357,056	9.0%
Germany	324,140	0.9%
Hong Kong	381,147	1.0%
India	207,729	0.5%
Ireland	850,239	2.3%
Norway	215,628	0.6%
Sweden	675,471	1.8%
Switzerland	1,974,152	5.3%
Taiwan	582,654	1.6%
United Kingdom	7,133,899	19.1%
United States	18,588,443	49.7%
Total	$37,406,079	100.0%

Summary of Investments by Country – (Short Positions) December 31, 2011 (unaudited)
Country	Value	% of Securities Sold Short
United States	$(8,825,421)	100.0%
Total	$(8,825,421)	100.0%

Forward Currency Contracts, Open December 31, 2011 (unaudited)
Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
HSBC Securities (USA), Inc.:
British Pound 2/2/12	515,000	$ 799,391	$ 1,119
Euro 2/2/12	1,850,000	2,394,543	24,166
Total		$ 3,193,934	$ 25,285

Financial Futures - Long

7 Contracts	Gold 100 OZ Future
	Expires February 2012, principal amount $1,168,610, value $1,096,760, cumulative depreciation	$ (71,850)

Financial Futures - Short

18 Contracts	E-Mini Crude Oil Future
	Expires March 2012, principal amount $3,018,600, value $2,917,800, cumulative appreciation	100,800
119 Contracts	EURO STOXX 50 Future
	Expires March 2012, principal amount $2,669,050, value $2,746,520, cumulative depreciation	(100,534)
22 Contracts	Hang Sang IDC Future
	Expires March 2012, principal amount $20,649,900, value $20,226,800, cumulative appreciation	54,364
		$ 54,630

Schedule of Written Options – Calls	Value
Akamai Technologies, Inc. expires January 2012 89 contracts exercise price $32.50	$ (13,613)
Artic Cat, Inc. expires January 2012 85 contracts exercise price $22.50	(11,082)
Ashland, Inc. expires January 2012 40 contracts exercise price $60.00	(3,287)
Cameron International Corp. expires January 2012 100 contracts exercise price $50.00	(14,828)
DJ EURO STOXX 50 expires January 2012 99 contracts exercise price 2,300 EUR	(93,599)
Hang Seng Index expires January 2012 395 contracts exercise price 19,000 HKD	(12,082)
Hang Seng Index expires January 2012 485 contracts exercise price 19,000 HKD	(19,376)
iShares Barclays 20+ Year Treasury Bond Fund (ETF) expires January 2012 33 contracts exercise price $117.00	(16,436)
iShares Barclays 20+ Year Treasury Bond Fund (ETF) expires January 2012 16 contracts exercise price $118.00	(6,755)
iShares MSCI Emerging Markets Index Fund (ETF) expires January 2012 100 contracts exercise price $38.00	(9,965)
iShares MSCI Emerging Markets Index Fund (ETF) expires February 2012 95 contracts exercise price $39.00	(11,608)
iShares Russell 2000 Index Fund (ETF) expires January 2012 40 contracts exercise price $72.00	(12,147)
iShares Russell 2000 Index Fund (ETF) expires January 2012 240 contracts exercise price $74.00	(43,038)
SPDR S&P MidCap 400 ETF Trust (ETF) expires January 2012 18 contracts exercise price $160.00	(6,448)
SPDR S&P MidCap 400 ETF Trust (ETF) expires January 2012 98 contracts exercise price $162.00	(25,172)
SPDR Select Sector Fund (ETF) expires January 2012 290 contracts exercise price $13.00	(10,150)
United States Oil Funds L.P. expires January 2012 50 contracts exercise price $37.00	(9,424)
United States Oil Funds L.P. expires January 2012 256 contracts exercise price $38.00	(32,800)
Urban Outfitters, Inc. expires January 2012 140 contracts exercise price $28.00	(9,497)
Vanguard MSCI Emerging Markets (ETF) expires January 2012 50 contracts exercise price $37.00	(7,975)
Vanguard MSCI Emerging Markets (ETF) expires January 2012 50 contracts exercise price $37.00	(9,028)
Vanguard MSCI Emerging Markets (ETF) expires February 2012 95 contracts exercise price $39.00	(11,589)
Total Written Options - Calls (premiums received $345,022 )	$(389,899)

Schedule of Written Options – Puts	Value
Avon Products, Inc. expires April 2012 180 contracts exercise price $16.00	$ (15,378)
Carmax, Inc. expires February 2012 72 contracts exercise price $27.00	(2,542)
CBRE Group, Inc. expires March 2012 210 contracts exercise price $14.00	(15,933)
Diamond Offshore Drilling expires March 2012 40 contracts exercise price $48.50	(5,149)
EMC Corp. expires January 2012 130 contracts exercise price $22.50	(14,918)
Endo Pharmaceuticals Holdings, Inc. expires April 2012 85 contracts exercise price $35.00	(24,150)
iPATH S&P 500 VIX Short-Term Futures (ETN) expires January 2012 118 contracts exercise price $32.00	(7,532)
iPATH S&P 500 VIX Short-Term Futures (ETN) expires January 2012 54 contracts exercise price $35.00	(9,815)
Medtronic, Inc. expires May 2012 120 contracts exercise price $33.00	(12,611)
Oracle Corp. expires February 2012 122 contracts exercise price $24.00	(7,094)
Paccar, Inc. expires January 2012 81 contracts exercise price $35.30	(3,339)
Research In Motion Ltd. expires March 2012 270 contracts exercise price $11.00	(13,824)
Research In Motion Ltd. expires March 2012 244 contracts exercise price $12.00	(19,248)
St. Jude Medical, Inc. expires April 2012 90 contracts exercise price $32.50	(17,360)
Total Written Options - Puts (premiums received $223,641)	$(168,893)

Total Return Swaps outstanding at December 31, 2011 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	(316,298)	GS - UK Consumer Growth - Long-term	1 Month GBP LIBOR minus 45 basis points	11/26/12	$ (5,366)
Goldman Sachs International	(245,404)	GS - UK Consumer Growth - Long-term	2 Month GBP LIBOR minus 45 basis points	11/26/12	(4,163)
Goldman Sachs International	(175,600)	GS - UK Consumer Growth - Long-term	3 Month GBP LIBOR minus 45 basis points	11/26/12	(2,979)
Goldman Sachs International	92,407	1 Month GBP LIBOR plus 35 basis points	GS - UK Consumer Growth - Short-term	5/11/12	3,302
Goldman Sachs International	34,061	1 Month GBP LIBOR plus 35 basis points	GS - UK Consumer Growth - Short-term	6/6/12	1,214
Goldman Sachs International	55,755	1 Month GBP LIBOR plus 35 basis points	GS - UK Consumer Growth - Short-term	6/21/12	2,039
Goldman Sachs International	53,232	1 Month GBP LIBOR plus 35 basis points	GS - UK Consumer Growth - Short-term	7/23/12	1,942
Goldman Sachs International	160,626	1 Month GBP LIBOR plus 35 basis points	GS - UK Consumer Growth - Short-term	8/21/12	5,875
Goldman Sachs International	86,944	1 Month GBP LIBOR plus 35 basis points	GS - UK Consumer Growth - Short-term	9/25/12	3,156
Goldman Sachs International	140,825	1 Month GBP LIBOR plus 35 basis points	GS - UK Consumer Growth - Short-term	10/15/12	5,098
Goldman Sachs International	192,333	1 Month GBP LIBOR plus 35 basis points	GS - UK Consumer Growth - Short-term	11/26/12	7,040
Goldman Sachs International	122,032	1 Month GBP LIBOR plus 35 basis points	GS - UK Consumer Growth - Short-term	11/26/12	4,467
Morgan Stanley & Co. International plc	2,385,108 SGD	Swap Offer Rate plus 60 basis points	Morgan Stanley Singapore REIT Basket Swap	6/13/13	(16,288)
Morgan Stanley & Co. International plc	(8,259,835) HKD	Morgan Stanley China Banks Basket Swap	Hong Kong Overnight rate minus 60 basis points	6/27/13	(75,327)
Morgan Stanley & Co. International plc	(10,415,367) HKD	Morgan Stanley China Real Estate Basket Swap	Hong Kong Overnight rate minus 90 basis points	6/27/13	(171,566)
Morgan Stanley & Co. International plc	2,367,459	FED Funds Effective plus 90 basis points	Morgan Stanley Telco CCY Yield 1 Basket Swap	7/10/13	60,343
Morgan Stanley & Co. International plc	1,826,386	FED Funds Effective plus 75 basis points	Morgan Stanley Asean Fundamental Basket Swap	7/10/13	(79,601)
Morgan Stanley & Co. International plc	751,307	FED Funds Effective plus 70 basis points	Morgan Stanley Korea Telecommunication Basket Swap	7/10/13	(13,114)
Morgan Stanley & Co. International plc	152,486,242 JPY	Japan Overnight rate plus 50 basis points	Morgan Stanley Japan Blue Chip Basket Swap	7/24/13	33,857
Morgan Stanley & Co. International plc	350,275	FED Funds Effective plus 75 basis points	Morgan Stanley Asean Fundamental Basket Swap	10/16/13	(15,266)
Morgan Stanley & Co. International plc	(4,598,912)	Morgan Stanley MSJAEULY Basket Swap	FED Funds Effective minus 60 basis points	6/13/12	55,303
Morgan Stanley & Co. International plc	(2,171,361)	Morgan Stanley Euro Cons Discretionary Basket Swap	FED Funds Effective minus 65 basis points	6/13/12	(10,897)
Morgan Stanley & Co. International plc	(1,975,078) EUR	Morgan Stanley Low Dividend Yield Basket Swap	Euro Overnight Index minus 50 basis points	6/20/13	(79,579)
Morgan Stanley & Co. International plc	1,926,250 EUR	Euro Overnight Index plus 40 basis points	Morgan Stanley DAX High Yield Basket Swap	6/20/13	(8,279)
Morgan Stanley & Co. International plc	1,900,783 EUR	Euro Overnight Index plus 40 basis points	Morgan Stanley EU High Value Basket Swap	6/20/13	(17,032)
Morgan Stanley & Co. International plc	(1,529,802) EUR	Morgan Stanley Financial Service Europe Basket Swap	Euro Overnight Index minus 50 basis points	6/20/13	(61,975)
Morgan Stanley & Co. International plc	(1,628,974) EUR	Morgan Stanley Industrial Eng Euro Basket Swap	Euro Overnight Index minus 17.85 basis points	6/20/13	(62,551)
Morgan Stanley & Co. International plc	(4,117,156)	Margin Squeeze Basket Swap	FED Funds Effective minus 30 basis points	12/27/12	(247,426)
Morgan Stanley & Co. International plc	2,016,765	FED Funds Effective plus 40 basis points	US Inflation Basket Swap	12/27/12	(15,243)
Morgan Stanley & Co. International plc	(1,583,647)	Morgan Stanley US Education Basket Swap	FED Funds Effective minus 155 basis points	12/27/12	(77,831)
Morgan Stanley & Co. International plc	(1,821,830)	Morgan Stanley Semis and Semicap Basket Swap	FED Funds Effective minus 35 basis points	12/27/12	(67,132)
Morgan Stanley & Co. International plc	(3,713,131)	Morgan Stanley Low Dividend Healthcare Basket Swap	FED Funds Effective minus 30 basis points	12/27/12	(146,990)
Morgan Stanley & Co. International plc	(3,027,771)	Morgan Stanley Media Basket Swap	FED Funds Effective minus 35 basis points	12/27/12	(156,264)
Morgan Stanley & Co. International plc	2,938,721	FED Funds Effective plus 40 basis points	Morgan Stanley High Dividend Tech Basket Swap	12/27/12	105,741
Morgan Stanley & Co. International plc	(3,692,747)	Morgan Stanley XLE Replacement Basket Swap	FED Funds Effective minus 35 basis points	12/27/12	(87,412)
Morgan Stanley & Co. International plc	(1,522,877)	Morgan Stanley Low Dividend Industrial Basket Swap	FED Funds Effective minus 40 basis points	12/27/12	(57,439)
Morgan Stanley & Co. International plc	2,450,950	FED Funds Effective plus 40 basis points	Morgan Stanley Regulated Utilities Basket Swap	12/27/12	184,997
Morgan Stanley & Co. International plc	1,436,932	FED Funds Effective plus 40 basis points	Morgan Stanley High Dividend Staples Basket Swap	12/27/12	85,331
Morgan Stanley & Co. International plc	(2,568,673)	Morgan Stanley LDT Basket Swap	FED Funds Effective minus 55 basis points	12/27/12	9,581
Morgan Stanley & Co. International plc	(578,434)	Morgan Stanley Low Dividend Staples Swap	FED Funds Effective minus 50 basis points	12/27/12	(2,074)
Morgan Stanley & Co. International plc	(1,082,165)	Morgan Stanley LDD Basket Swap	FED Funds Effective minus 40 basis points	12/27/12	(11,010)
Morgan Stanley & Co. International plc	3,383,520	FED Funds Effective plus 55 basis points	Morgan Stanley High Yield Financials Basket Swap	12/27/12	142,937
Morgan Stanley & Co. International plc	2,742,564	FED Funds Effective plus 40 basis points	Morgan Stanley Dividend Aristocrats Basket Swap	12/27/12	130,225
Morgan Stanley & Co. International plc	2,543,528	FED Funds Effective plus 65 basis points	Morgan Stanley Latin American Basket Swap	12/27/12	133,495
Morgan Stanley & Co. International plc	1,149,321	FED Funds Effective plus 40 basis points	Morgan Stanley Agricultural Basket Swap	12/27/12	4,431
Morgan Stanley & Co. International plc	2,058,963	FED Funds Effective plus 40 basis points	Morgan Stanley US Telecommunication Basket Swap	12/27/12	103,399
Morgan Stanley & Co. International plc	847,267	FED Funds Effective plus 40 basis points	Morgan Stanley REIT Basket Swap	12/27/12	75,575
Morgan Stanley & Co. International plc	(2,890,459)	Morgan Stanley Low Dividend Short Basket Swap	FED Funds Effective minus 40 basis points	12/27/12	(103,371)
Morgan Stanley & Co. International plc	(1,991,503)	Morgan Stanley Dividend Yield Basket Swap	FED Funds Effective minus 40 basis points	12/27/12	(157,754)
Morgan Stanley & Co. International plc	(2,174,555)	Morgan Stanley LDS - Ex Korea Basket Swap	FED Funds Effective minus 40 basis points	12/27/12	(64,827)
Morgan Stanley & Co. International plc	(2,122,409)	Morgan Stanley HMO Basket Swap	FED Funds Effective minus 45 basis points	12/27/12	(64,942)
Morgan Stanley & Co. International plc	(974,353)	Morgan Stanley High End Consumer Basket Swap	FED Funds Effective minus 30 basis points	12/27/12	7,659
Morgan Stanley & Co. International plc	1,842,644	FED Funds Effective plus 60 basis points	Morgan Stanley High Yield Discrestionary Basket Swap	12/27/12	(16,194)
Total					$ (732,883)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

ETN	Exchange-Traded Note

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SPDR	Standard & Poor's Depositary Receipt

U.S. Shares	Shares of foreign companies trading on an American Stock Exchange.

VVPR Strip	The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs

Investments in Securities:
Janus Global Market Neutral Fund
Common Stock

Cellular Telecommunications	$381,147	$ 735,451	$ —
Diversified Banking Institutions	—	806,538	—
Diversified Minerals	—	96,763	—
Medical - Drugs	1,667,763	1,193,209	—
Oil Companies - Integrated	658,672	1,635,804	—
All Other	27,903,509	—	—

Exchange – Traded Funds	647,772	—	—

Exchange – Traded Note	1,679,451	—	—

Total Investments in Securities	$ 32,938,314	$ 4,467,765	$—
Investments in Securities Sold Short:
Janus Global Market Neutral Fund
Exchange – Traded Funds	$(8,825,421)	$—	$—

Total Investments in Securities Sold Short	$(8,825,421)	$—	$—
Other Financial Instruments(b):
Janus Global Market Neutral Fund	$—	$ (1,258,594)	$—

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Global Market Neutral Fund	$ 15,282,576

Janus Global Real Estate Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts		Value
Common Stock — 92.6%
Building - Residential and Commercial — 1.4%
11,100	Hajime Construction Co., Ltd.	$ 228,203
95,600	MRV Engenharia e Participacoes S.A.	548,629
		776,832
Building and Construction - Miscellaneous — 0.2%
6,500	Multiplan Empreendimentos Imobiliarios S.A.	133,417
Casino Hotels — 0.8%
52,946	Crown, Ltd.	438,013
Diversified Operations — 1.4%
113,000	Shanghai Industrial Holdings, Ltd.	313,553
107,700	Wharf Holdings, Ltd.	486,753
		800,306
Electric - Distribution — 1.0%
403,187	Spark Infrastructure Group	566,911
Energy – Alternate Source — 0%
777,953	Indiabulls Infrastructure and Power, Ltd. ∞	0
Forestry — 0.1%
882	Deltic Timber Corp.	53,264
19,700	Sino-Forest Corp.*,ß	0
		53,264
Hotels and Motels — 2.1%
323,000	Overseas Union Enterprise, Ltd.	523,097
26,590	Whitbread PLC	645,717
		1,168,814
Metal - Copper — 1.4%
72,960	Copper Mountain Mining Corp.*	403,303
68,420	Copper Mountain Mining Corp.(144A)	378,208
		781,511
Property Trust — 1.0%
12,480	Sovran Self Storage, Inc.	532,522
Real Estate Management/Services — 12.4%
681,600	AMIS AMP Capital Industrial REIT	496,732
53,200	BR Malls Participacoes S.A.	517,020
8,330	Castellum A.B.	103,304
19,610	CBRE Group, Inc.*	298,464
44,765	First Capital Realty, Inc.	760,368
66,215	Gazit-Globe, Ltd.	624,407
6,780	Jones Lang LaSalle, Inc.	415,343
104,658	Kennedy-Wilson Holdings, Inc.	1,107,282
24,500	LPS Brasil Consultoria de Imoveis S.A.	341,647
196,709	Meinl European Land, Ltd.	894,487
69,000	Mitsubishi Estate Co., Ltd.	1,031,189
197,856	Songbird Estates PLC*	353,292
		6,943,535
Real Estate Operating/Development — 21.7%
96,100	BR Properties S.A.	953,526
58,165	Brookefield Asset Management, Inc. - Class A (U.S. Shares)**	1,598,374
975,500	CapitaLand, Ltd.	1,662,570
130,500	Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	1,137,369
11,843	DB Realty, Ltd.*	11,029
37,900	First Juken Co., Ltd.	298,964
7,506	GAGFAH S.A.*	38,601
413,630	Global Logistic Properties, Ltd.*	559,822
570,000	Hang Lung Properties, Ltd.	1,622,008
238,500	Hopewell Holdings, Ltd.	609,893
15,000	Hysan Development Co., Ltd.	49,251
263,713	Indiabulls Real Estate, Ltd.	232,177
24,000	Mitsui Fudosan Co., Ltd.	349,942
56,600	PDG Realty S.A. Empreendimentos e Participacoes	179,104
112,584	Phoenix Mills, Ltd.	352,700
5,320,000	Renhe Commercial Holdings Co., Ltd.	609,660
1,865,500	Shui On Land, Ltd.	566,883
43,125	St. Joe Co.*	632,212
59,000	Sun Hung Kai Properties, Ltd.	739,561
		12,203,646
REIT - Apartments — 2.0%
11,320	American Campus Communities, Inc.	474,987
26,120	Associated Estates Realty Corp.	416,614
23,925	Education Realty Trust, Inc.	244,753
		1,136,354
REIT - Diversified — 19.5%
48,436	American Assets Trust, Inc.	993,422
354,807	Charter Hall Group	722,023
42,071	Coresite Realty Corp.	749,705
11,620	Digital Realty Trust, Inc.	774,705
11,415	Dundee Real Estate Investment Trust	366,154
22,855	DuPont Fabros Technology, Inc.	553,548
9,120	Entertainment Properties Trust	398,635
14,377	Eurocommercial Properties N.V.	456,386
327,700	Fibra Uno Administracion S.A. de C.V.	559,167
64,674	Land Securities Group PLC	638,164
195,038	Lexington Realty Trust**	1,460,835
1,394,000	Mapletree Logistics Trust	908,406
31,000	Morguard Real Estate Trust Unit	486,991
17,890	Plum Creek Timber Co., Inc.	654,058
96,660	Segro PLC	312,925
24,860	Shaftesbury PLC	180,340
3,533	Unibail-Rodamco	635,057
11,000	Winthrop Realty Trust	111,870
		10,962,391
REIT - Health Care — 2.5%
14,820	Heath Care REIT, Inc.	808,134
11,584	LTC Properties, Inc.	357,482
4,820	Ventas, Inc.	265,727
		1,431,343
REIT - Hotels — 3.6%
382,000	Ascott Residence Trust	291,648
96,540	Chatham Lodging Trust	1,040,701
35,870	Pebblebrook Hotel Trust	687,987
		2,020,336
REIT - Mortgage — 1.6%
56,615	Colony Financial, Inc.	889,422
REIT - Office Property — 6.6%
18,070	Alexandria Real Estate Equities, Inc.	1,246,288
3,015	Boston Properties, Inc.	300,294
118,860	Charter Hall Office REIT	426,627
75,356	Great Portland Estates PLC	377,926
32,970	Kilroy Realty Corp.	1,255,168
20	Tokyu REIT, Inc.	100,455
		3,706,758
REIT - Regional Malls — 2.6%
28,956	Macerich Co.**	1,465,174
REIT - Shopping Centers — 5.0%
34,744	Acadia Realty Trust	699,744
167,220	Kite Realty Group Trust	754,162
167,421	Westfield Group	1,337,108
		2,791,014
REIT - Warehouse and Industrial — 3.1%
42,095	First Potomac Realty Trust	549,340
41,563	Prologis, Inc.	1,188,286
		1,737,626
Resorts and Theme Parks — 1.9%
24,825	Vail Resorts, Inc.	1,051,587
Transportation - Marine — 0.2%
2,980	Alexander & Baldwin, Inc.	121,644
Wireless Equipment — 0.5%
6,775	Crown Castle International Corp.*	303,520
Total Common Stock (cost $55,826,592)		52,015,940
Corporate Bond — 0.1%
REIT - Warehouse and Industrial — 0.1%
$ 50,000	ProLogis, Inc. 2.2500%, 4/1/37 (cost $26,155)	49,875
Preferred Stock — 1.3%
REIT - Office Property — 0.3%
8,000	SL Green Realty Corp., 7.6250%	199,280
REIT - Regional Malls — 1.0%
10,200	CBL & Associates Properties, Inc., 7.3750%	241,536
13,000	Glimcher Realty Trust, 8.1250%	309,920
		551,456
Total Preferred Stock (cost $655,568)		750,736
Money Market — 6.0%
3,368,000	Janus Cash Liquidity Fund LLC, 0% (cost $3,368,000)	3,368,000
Total Investments (total cost $59,876,315) – 100%		$ 56,184,551

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$3,490,682	6.2%
Brazil	3,810,712	6.8%
Canada	3,993,398	7.1%
Cayman Islands	1,176,543	2.1%
France	635,057	1.1%
Hong Kong	3,821,019	6.8%
India	595,906	1.0%
Israel	624,407	1.1%
Japan	2,008,753	3.6%
Jersey	894,487	1.6%
Luxembourg	38,601	0.1%
Mexico	559,167	1.0%
Netherlands	456,386	0.8%
Singapore	4,442,275	7.9%
Sweden	103,304	0.2%
United Kingdom	2,508,364	4.5%
United States††	27,025,490	48.1%
Total	$56,184,551	100.0%
†† Includes Cash Equivalents (42.1% excluding Cash Equivalents).

Schedule of Written Options – Puts	Value
Avalonbay Communities, Inc.
expires January 2012
110 contracts
exercise price $95.00	$ (27)
Simon Property Group, Inc.
expires January 2012
153 contracts
exercise price $90.00	(988)
Total Written Options - Puts (premiums received $38,781)	$(1,015)

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange

*	Non-income producing security

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ß	Security is illiquid

∞	Schedule of Fair Valued Securities (as of December 31, 2011)

	Value	Value as a % of Total Investments
Janus Global Real Estate Fund
Indiabulls Infrastructure and Power, Ltd.	$0	0.0%

Securities are valued at “fair value” pursuant to procedures adopted by the Fund’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted as to resale and may not have a readily available market.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2011 is indicated in the table below:

	Value	Value as a % of Total Investments
Janus Global Real Estate Fund	$378,208	0.7%

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities: Janus Global Real Estate Fund Common Stock
Forestry	$ 53,264	$ -	$ 0
Real Estate Management/Services	6,049,048	894,487	-
All Other	45,019,141	-	-

Corporate Bond	-	49,875	-

Preferred Stock	-	750,736	-
Money Market	-	3,368,000	-

Total Investments in Securities	$ 51,121,453	$ 5,063,098	$ -
Other Financial Instruments(b):
Janus Global Real Estate Fund	$ -	$ (1,015)	$ -

(a)	Includes Fair Value Factors.
(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets

(for the period ended December 31, 2011)

	Balance as of September 30, 2011	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus Global Real Estate Fund
Common Stock
Energy – Alternate Source	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Forestry	752	-	-	(752)	-	-	-

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Global Real Estate Fund	$ 2,882,000

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.8%
Airlines — 0.9%
125,189	United Continental Holdings, Inc.	$2,362,316
Apparel Manufacturers — 1.6%
37,363	Coach, Inc.	2,280,638
410,216	Prada SpA*	1,856,623
		4,137,261
Applications Software — 0.7%
66,750	Microsoft Corp.	1,732,830
Athletic Footwear — 1.0%
25,237	NIKE, Inc. - Class B	2,432,090
Automotive - Cars and Light Trucks — 2.7%
260,658	Ford Motor Co.	2,804,680
861,000	Isuzu Motors, Ltd.	3,983,314
		6,787,994
Automotive - Truck Parts and Equipment - Original — 0.7%
38,058	WABCO Holdings, Inc.*	1,651,717
Beverages - Non-Alcoholic — 0.7%
18,700	Hansen Natural Corp.*	1,723,018
Beverages - Wine and Spirits — 0.7%
20,340	Pernod-Ricard S.A.	1,886,229
Brewery — 0.8%
56,793	SABMiller PLC	1,998,654
Building - Residential and Commercial — 0.8%
359,300	MRV Engenharia e Participacoes S.A.	2,061,952
Building and Construction Products - Miscellaneous — 0.7%
45,779	Cie de Saint-Gobain	1,757,427
Cable/Satellite Television — 1.6%
61,509	Comcast Corp. - Class A	1,458,379
25,788	Kabel Deutschland Holding A.G.*	1,308,689
21,025	Time Warner Cable, Inc. - Class A	1,336,559
		4,103,627
Casino Hotels — 1.3%
120,347	Crown, Ltd.	995,610
231,904	MGM Mirage*	2,418,759
		3,414,369
Cellular Telecommunications — 0.6%
64,497	America Movil S.A.B. de C.V. - Series L (ADR)	1,457,632
Chemicals - Diversified — 1.4%
31,708	K+S A.G.	1,432,879
64,306	LyondellBasell Industries N.V.	2,089,302
		3,522,181
Commercial Banks — 1.3%
1,835,000	China Construction Bank Corp.	1,280,623
46,002	Sberbank of Russia (ADR)	456,340
73,130	Standard Chartered PLC	1,599,903
		3,336,866
Computer Aided Design — 0.2%
20,709	Autodesk, Inc.*	628,104
Computers — 2.0%
12,303	Apple, Inc.*	4,982,715
Computers - Memory Devices — 1.0%
111,898	EMC Corp.*	2,410,283
Consulting Services — 1.0%
55,786	Gartner, Inc.*	1,939,679
14,988	Verisk Analytics, Inc.*	601,469
		2,541,148
Containers - Metal and Glass — 1.3%
99,544	Crown Holdings, Inc.*	3,342,687
Cosmetics and Toiletries — 1.1%
30,581	Colgate-Palmolive Co.	2,825,379
Decision Support Software — 0.2%
18,769	MSCI, Inc.*	618,063
Dialysis Centers — 0.5%
16,314	DaVita, Inc.*	1,236,764
Distribution/Wholesale — 2.3%
223,456	Adani Enterprises, Ltd.	1,235,531
58,397	Fastenal Co.	2,546,693
1,122,000	Li & Fung, Ltd.	2,077,483
		5,859,707
Diversified Banking Institutions — 0.8%
33,718	JPMorgan Chase & Co.	1,121,123
64,550	Morgan Stanley	976,642
		2,097,765
Diversified Operations — 2.3%
52,094	Danaher Corp.	2,450,502
56,565	Dover Corp.	3,283,598
		5,734,100
E-Commerce/Products — 1.5%
7,390	Amazon.com, Inc.*	1,279,209
83,307	eBay, Inc.*	2,526,701
		3,805,910
Educational Software — 0.2%
122,373	Educomp Solutions, Ltd.	442,248
Electronic Components - Miscellaneous — 0.7%
60,710	TE Connectivity, Ltd. (U.S. Shares)	1,870,475
Electronic Components – Semiconductors — 2.1%
221,043	ARM Holdings PLC	2,031,822
58,453	International Rectifier Corp.*	1,135,157
283,352	ON Semiconductor Corp.*	2,187,478
		5,354,457
Electronic Connectors — 0.6%
35,807	Amphenol Corp. - Class A	1,625,280
Electronic Measuring Instruments — 1.0%
10,200	Keyence Corp.	2,460,195
Enterprise Software/Services — 1.6%
86,270	Oracle Corp.	2,212,825
72,559	QLIK Technologies, Inc.*	1,755,928
		3,968,753
Entertainment Software — 0.2%
42,400	Nexon Co., Ltd.	609,965
Finance - Investment Bankers/Brokers — 0.3%
73,967	Charles Schwab Corp.	832,868
Finance - Other Services — 0.4%
68,700	Hong Kong Exchanges & Clearing, Ltd.	1,097,778
Food - Miscellaneous/Diversified — 1.6%
30,293	Groupe Danone	1,904,044
65,001	Unilever N.V.	2,235,003
		4,139,047
Food - Retail — 0.4%
14,911	Whole Foods Market, Inc.	1,037,507
Food - Wholesale/Distribution — 0.7%
1,056,066	Olam International, Ltd.	1,734,727
Hotels and Motels — 1.5%
65,851	Intercontinental Hotels Group PLC	1,182,995
85,921	Marriott International, Inc. - Class A	2,506,315
		3,689,310
Industrial Automation and Robotics — 1.8%
29,400	Fanuc Corp.	4,500,741
Instruments - Controls — 0.9%
83,395	Sensata Technologies Holding N.V.*	2,191,621
Insurance Brokers — 0.4%
21,725	AON Corp.	1,016,730
Internet Content - Entertainment — 0.2%
48,252	Zynga, Inc.*	454,051
Internet Gambling — 1.5%
1,442,977	Bwin.Party Digital Entertainment PLC	3,674,434
Investment Management and Advisory Services — 0.4%
15,981	T. Rowe Price Group, Inc.	910,118
Life and Health Insurance — 2.1%
756,000	AIA Group, Ltd.	2,360,584
18,621	Prudential Financial, Inc.	933,284
215,188	Prudential PLC	2,133,370
		5,427,238
Medical - Biomedical and Genetic — 1.9%
34,338	Celgene Corp.*	2,321,249
89,187	Incyte Corp., Ltd.*	1,338,697
37,562	Vertex Pharmaceuticals, Inc.*	1,247,434
		4,907,380
Medical - Drugs — 1.5%
88,168	Pfizer, Inc.	1,907,955
42,088	Valeant Pharmaceuticals International, Inc.	1,965,089
		3,873,044
Medical - Generic Drugs — 1.4%
95,403	Mylan, Inc.*	2,047,348
23,590	Watson Pharmaceuticals, Inc.*	1,423,421
		3,470,769
Medical Instruments — 0.4%
29,852	St. Jude Medical, Inc.	1,023,924
Medical Products — 1.1%
35,676	Covidien PLC (U.S. Shares)	1,605,777
18,578	Varian Medical Systems, Inc.*	1,247,141
		2,852,918
Metal - Copper — 0.9%
121,740	First Quantum Minerals, Ltd.	2,396,551
Metal - Diversified — 1.4%
205,934	Ivanhoe Mines, Ltd.*	3,657,679
Metal Processors and Fabricators — 1.1%
16,321	Precision Castparts Corp.	2,689,538
Multimedia — 1.6%
144,411	News Corp. - Class A	2,576,292
37,120	Walt Disney Co.	1,392,000
		3,968,292
Networking Products — 1.0%
145,492	Cisco Systems, Inc.	2,630,495
Non-Hazardous Waste Disposal — 0.8%
64,646	Waste Management, Inc.	2,114,571
Oil - Field Services — 3.5%
180,874	AMEC PLC	2,548,648
36,501	Baker Hughes, Inc.	1,775,409
30,127	Halliburton Co.	1,039,683
28,680	Schlumberger, Ltd. (U.S. Shares)	1,959,131
41,931	TGS Nopec Geophysical Co. A.S.A.	929,368
30,736	Trican Well Service, Ltd.	529,619
		8,781,858
Oil and Gas Drilling — 1.0%
25,564	Helmerich & Payne, Inc.	1,491,915
214,533	Karoon Gas Australia, Ltd.*	989,410
		2,481,325
Oil Companies - Exploration and Production — 3.0%
284,819	Cairn Energy PLC*	1,173,258
60,991	Canadian Natural Resources, Ltd.	2,284,543
179,300	OGX Petroleo e Gas Participacoes S.A.*	1,309,770
99,668	Tullow Oil PLC	2,169,656
14,337	Whitting Petroleum Corp.*	669,394
		7,606,621
Oil Companies - Integrated — 1.4%
34,956	Hess Corp.	1,985,501
22,791	Royal Dutch Shell PLC (ADR)	1,665,794
		3,651,295
Oil Field Machinery and Equipment — 0.6%
20,429	National Oilwell Varco, Inc.	1,388,968
Oil Refining and Marketing — 0.4%
73,213	Reliance Industries, Ltd.	955,423
Pharmacy Services — 1.9%
69,176	Express Scripts, Inc. - Class A*	3,091,476
48,065	Omnicare, Inc.	1,655,839
		4,747,315
Pipelines — 0.6%
20,803	Kinder Morgan Management LLC*	1,633,452
Printing - Commercial — 0.4%
34,990	VistaPrint N.V. (U.S. Shares)*	1,070,694
Real Estate Management/Services — 0.9%
20,346	Jones Lang LaSalle, Inc.	1,246,396
72,000	Mitsubishi Estate Co., Ltd.	1,076,023
		2,322,419
Real Estate Operating/Development — 0.5%
437,995	Hang Lung Properties, Ltd.	1,246,371
Resorts and Theme Parks — 0.1%
8,403	Marriott Vacations Worldwide Corp.*	144,195
Retail - Apparel and Shoe — 2.1%
13,300	Fast Retailing Co., Ltd.	2,419,753
73,276	Limited Brands, Inc.	2,956,687
		5,376,440
Retail - Bedding — 0.8%
35,347	Bed Bath & Beyond, Inc.*	2,049,066
Retail - Jewelry — 0.9%
46,698	Compagnie Financiere Richemont S.A.	2,362,750
Retail - Major Department Stores — 1.2%
20,157	JC Penney Co., Inc.	708,519
48,130	Nordstrom, Inc.	2,392,542
		3,101,061
Retail - Restaurants — 0.7%
80,624	Arcos Dorados Holdings, Inc.	1,655,211
Rubber/Plastic Products — 0.5%
811,902	Jain Irrigation Systems, Ltd.	1,323,354
Semiconductor Components/Integrated Circuits — 1.9%
264,930	Atmel Corp.*	2,145,933
1,063,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,662,065
		4,807,998
Semiconductor Equipment — 1.0%
57,693	ASML Holdings N.V. (U.S. Shares)	2,410,990
Soap and Cleaning Preparations — 0.7%
35,438	Reckitt Benckiser Group PLC	1,749,780
Steel - Producers — 0.7%
94,654	ArcelorMittal	1,730,803
Telecommunication Equipment — 0.3%
155,833	Tellabs, Inc.	629,565
Telecommunication Services — 1.6%
97,029	Amdocs, Ltd. (U.S. Shares)*	2,768,237
55,774	Virgin Media, Inc.	1,192,448
		3,960,685
Television — 0.9%
80,213	CBS Corp. - Class B	2,176,981
Therapeutics — 0.7%
54,034	BioMarin Pharmaceutical, Inc.*	1,857,689
Tobacco — 1.9%
602	Japan Tobacco, Inc.	2,832,021
24,129	Philip Morris International, Inc.	1,893,644
		4,725,665
Toys — 1.2%
92,759	Mattel, Inc.	2,574,990
3,700	Nintendo Co., Ltd.	509,681
		3,084,671
Transportation - Railroad — 0.8%
18,157	Union Pacific Corp.	1,923,553
Transportation - Services — 1.8%
43,078	C.H. Robinson Worldwide, Inc.	3,005,983
21,948	United Parcel Service, Inc. - Class B	1,606,374
		4,612,357
Wireless Equipment — 1.4%
40,592	Crown Castle International Corp.*	1,818,522
179,702	Telefonaktiebolaget L.M. Ericsson - Class B	1,839,292
		3,657,814
Total Common Stock (cost $239,673,050)		250,297,861
Exchange - Traded Fund — 0.9%
Commodity — 0.9%
163,167	Sprott Physical Gold Trust (ETF) (cost $2,046,114)	2,251,705
Money Market — 0.3%
689,000	Janus Cash Liquidity Fund LLC, 0% (cost $689,000)	689,000
Total Investments (total cost $242,408,164) – 100%		$253,238,566

Summary of Investments by Country – (Long Positions)

December 31, 2011 (unaudited)

Country	Value	% of Investment Securities
Australia	$1,985,020	0.8%
Bermuda	2,077,483	0.8%
Brazil	3,371,722	1.3%
Canada	13,085,186	5.2%
China	1,280,623	0.5%
Curacao	1,959,131	0.8%
France	5,547,700	2.2%
Germany	2,741,568	1.1%
Gibraltar	3,674,434	1.4%
Guernsey	2,768,237	1.1%
Hong Kong	4,704,733	1.9%
India	3,956,556	1.6%
Ireland	1,605,777	0.6%
Italy	1,856,623	0.7%
Japan	18,391,693	7.3%
Luxembourg	1,730,803	0.7%
Mexico	1,457,632	0.6%
Netherlands	9,997,610	3.9%
Norway	929,368	0.4%
Russia	456,340	0.2%
Singapore	1,734,727	0.7%
Sweden	1,839,292	0.7%
Switzerland	4,233,225	1.7%
Taiwan	2,662,065	1.0%
United Kingdom	18,253,880	7.2%
United States††	139,281,927	55.0%
Virgin Islands (British)	1,655,211	0.6%
Total	$253,238,566	100.0%
††	Includes Cash Equivalents (54.7% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

`
ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Global Research Fund
Common Stock
Cellular Telecommunications	$-	$1,457,632	$-
Commercial Banks	2,880,526	456,340	-
Oil Companies - Integrated	1,985,501	1,665,794	-
All Other	241,852,068	-	-
Exchange – Traded Fund Commodity	-	2,251,705	-
Money Market	-	689,000	-
Total Investments in Securities	$246,718,095	$6,520,471	$-
(a)	Includes Fair Value Factors.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2011)

	Balance as of September 30, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus Global Research Fund
Food-Catering	$ -	$(3,115,355)(a)	$3,115,355	$-	$ -	$-	$-
(a) FUJI Food & Catering Services Holdings, Ltd. was written off during the period.

Janus Global Select Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts			Value
Common Stock — 97.6%
Automotive - Cars and Light Trucks — 9.9%
49,399,258	Dongfeng Motor Group Co., Ltd.		$ 84,724,787
36,299,000	Isuzu Motors, Ltd.**		167,932,996
			252,657,783
Automotive - Truck Parts and Equipment - Original — 1.6%
914,945	WABCO Holdings, Inc.*		39,708,613
Casino Hotels — 2.2%
5,332,980	MGM Mirage*,**		55,622,981
Coal — 1.5%
27,211,000	Sakari Resources, Ltd.		38,612,046
Coatings and Paint Products — 1.3%
673,700	Asian Paints, Ltd.**		32,890,135
Commercial Banks — 8.4%
9,466,335	Banco Bilbao Vizcaya Argentaria S.A.**		81,832,334
5,533,700	Banco do Brasil S.A.**		70,339,872
89,814,000	China Construction Bank Corp.		62,680,025
			214,852,231
Computers - Memory Devices — 4.8%
3,364,030	NetApp, Inc.*,**		122,013,368
Diversified Banking Institutions — 4.1%
6,852,897	Morgan Stanley**		103,684,332
Electronic Components – Semiconductors — 5.9%
910,855	Avago Technologies, Ltd.		26,287,275
16,100,311	ON Semiconductor Corp.*,**		124,294,401
			150,581,676
Electronic Measuring Instruments — 1.7%
21,822,840	Chroma ATE, Inc.**,£		42,826,639
Electronic Parts Distributors — 0.6%
13,134,000	WPG Holdings, Ltd.		15,143,934
Enterprise Software/Services — 2.0%
3,070,597	Temenos Group A.G.*		50,359,099
Gas - Distribution — 0.6%
2,576,500	Beijing Enterprises Holdings, Ltd.		15,459,730
Independent Power Producer — 2.0%
2,808,285	NRG Energy, Inc.*,**		50,886,124
Insurance Brokers — 1.3%
3,702,200	Brasil Insurance Participacoes e Administracao S.A.**		33,755,645
Internet Content - Entertainment — 0.2%
476,890	Zynga, Inc.*		4,487,535
Internet Gambling — 3.6%
36,220,021	Bwin.Party Digital Entertainment PLC		92,231,592
Investment Companies — 1.1%
16,369,564	Infrastructure Development Finance Co., Ltd.**		28,253,682
Life and Health Insurance — 4.0%
10,400,201	Prudential PLC**		103,107,390
Marine Services — 1.7%
38,365,770	COSCO Pacific, Ltd.		44,806,090
Medical - Biomedical and Genetic — 2.8%
1,063,280	Celgene Corp.*,**		71,877,728
Medical - Drugs — 9.7%
74,057,535	CFR Pharmaceuticals S.A.*		17,414,396
2,298,434	Endo Pharmaceuticals Holdings, Inc.*		79,364,926
4,993,210	Pfizer, Inc.**		108,053,065
917,370	Valeant Pharmaceuticals International, Inc.		42,832,005
			247,664,392
Metal - Diversified — 5.1%
7,310,843	Ivanhoe Mines, Ltd.*,**		129,850,908
Metal Processors and Fabricators — 1.2%
127,572,000	EVA Precision Industrial Holdings, Ltd.£		30,881,547
Oil Companies - Exploration and Production — 5.8%
9,489,929	Cobalt International Energy, Inc.*,**		147,283,698
Retail - Automobile — 1.7%
43,745,000	Baoxin Auto Group, Ltd.		42,470,327
Rubber/Plastic Products — 0.8%
13,007,022	Jain Irrigation Systems, Ltd.*,**		21,200,711
513,708	Jain Irrigation Systems, Ltd. (DVR)*		341,021
			21,541,732
Semiconductor Components/Integrated Circuits — 3.0%
9,323,944	Atmel Corp.*,**		75,523,946
Steel - Producers — 0.5%
19,147,479	Al Ezz Steel Rebars S.A.E.		11,848,961
Telecommunication Equipment — 4.0%
25,320,291	Tellabs, Inc.**,£		102,293,976
Tobacco — 2.9%
15,933	Japan Tobacco, Inc.**		74,954,464
Transportation - Services — 1.6%
1,686,230	Gategroup Holding A.G.*,**,£		40,853,815
Total Common Stock (cost $2,612,119,390)			2,488,986,119
Preferred Stock — 1.0%
Oil Companies - Integrated — 1.0%
2,200,100	Petroleo Brasileiro S.A.** (cost $27,600,813)		25,358,085
Purchased Options - Calls — 0.5%
9,280	eBay, Inc.** expires January 2012 exercise price $30.00		1,179,058
14,000	Ivanhoe Mines, Ltd. expires January 2012 exercise price $23.00		338,898
15,240	Ivanhoe Mines, Ltd. expires January 2013 exercise price $23.00		5,324,568
26,000	Microsoft Corp. expires January 2012 exercise price $27.50		254,940
29,000	Microsoft Corp. expires January 2012 exercise price $27.50		284,357
20,000	Petroleo Brasileiro S.A. expires May 2012 exercise price $27.328		2,473,320
29,969	United Continental Holdings** expires March 2012 exercise price $19.00		4,976,949
Total Purchased Options - Calls (premiums paid $29,923,860)			14,832,090
Purchased Option - Put — 0.1%
9,750	Dax Index expires January 2012 exercise price 5815.10 EUR (premiums paid $3,100,937)		1,532,279
Money Market — 0.8%
20,844,000	Janus Cash Liquidity Fund LLC, 0% (cost $20,844,000)		20,844,000
Total Investments (total cost $2,693,589,000) – 100%			$ 2,551,552,573

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$44,806,090	1.7%
Brazil	129,453,602	5.1%
Canada	172,682,913	6.8%
Cayman Islands	30,881,547	1.2%
Chile	17,414,396	0.7%
China	147,404,812	5.8%
Egypt	11,848,961	0.5%
Gibraltar	92,231,592	3.6%
Hong Kong	57,930,057	2.3%
India	82,685,549	3.2%
Japan	242,887,460	9.5%
Singapore	64,899,321	2.5%
Spain	81,832,334	3.2%
Switzerland	91,212,914	3.6%
Taiwan	57,970,573	2.3%
United Kingdom	103,107,390	4.0%
United States††	1,122,303,062	44.0%
Total	$2,551,552,573	100.0%
††	Includes Cash Equivalents (43.2% excluding Cash Equivalents).

Forward Currency Contracts, Open

December 31, 2011 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
Brazilian Real 1/19/12	67,700,000	$ 36,152,775	$ 1,116,699
British Pound 1/19/12	11,500,000	17,853,155	206,100
Euro 1/19/12	17,500,000	22,648,884	959,416
Indian Rupee 1/19/12	2,326,000,000	43,641,009	1,193,224
Japanese Yen 1/19/12	4,500,000,000	58,496,394	(781,717)
		178,792,217	2,693,722
HSBC Securities (USA), Inc.:
Brazilian Real 2/2/12	50,000,000	26,602,033	260,912
British Pound 2/2/12	10,800,000	16,763,939	23,473
Euro 2/2/12	18,100,000	23,427,691	236,430
Indian Rupee 2/2/12	600,000,000	11,220,332	38,816
Japanese Yen 2/2/12	1,600,000,000	20,804,636	(218,179)
		98,818,631	341,452
JPMorgan Chase & Co.:
British Pound 1/12/12	23,900,000	37,106,306	186,538
Euro 1/12/12	17,000,000	22,000,777	831,624
Japanese Yen 1/12/12	5,100,000,000	66,286,358	(894,623)
		125,393,441	123,539
RBC Capital Markets Corp.:
British Pound 1/5/12	10,000,000	15,526,819	414,781
Euro 1/5/12	20,300,000	26,270,326	859,997
Japanese Yen 1/5/12	2,862,000,000	37,192,982	(185,878)
		78,990,127	1,088,900
Total		$ 481,994,416	$ 4,247,613

Financial Futures – Short

975 Contracts	Russell 2000® Index Mini Futures
	Expires March 2012, principal amount $71,828,250, value $72,128,404, cumulative appreciation	$294,596

Schedule of Written Options – Calls	Value
Dax Index expires January 2012 9,750 contracts exercise price 5815.10 EUR	$ (2,592,125)
eBay, Inc. expires January 2012 9,280 contracts exercise price $36.00	(7,408)
Netapp, Inc. expires January 2012 8,425 contracts exercise price $44.00	(10,585)
United Continental Holdings expires March 2012 37,410 contracts exercise price $25.00	(681,442)
Total Written Options - Calls (premiums received $7,561,384 )	$(3,291,560)
Schedule of Written Options – Puts
eBay, Inc. expires January 2012 9,280 contracts exercise price $26.00	$ (130,573)
Ivanhoe Mines, Ltd. expires January 2012 14,000 contracts exercise price $15.00	(784,981)
Ivanhoe Mines, Ltd. expires January 2013 15,240 contracts exercise price $14.00	(5,006,515)
Limited Band, Inc. expires January 2012 3,480 contracts exercise price $35.00	(45,484)
Limited Band, Inc. expires January 2012 6,850 contracts exercise price $38.00	(287,175)
Microsoft Corp. expires January 2012 36,600 contracts exercise price $24.00	(381,497)
Microsoft Corp. expires January 2012 16,000 contracts exercise price $25.00	(396,290)
Microsoft Corp. expires January 2012 23,500 contracts exercise price $25.00	(582,050)
Microsoft Corp. expires January 2012 29,000 contracts exercise price $27.50	(4,741,155)
Petroleo Brasileiro S.A. expires May 2012 5,000 contracts exercise price $25.962	(1,524,653)
Petroleo Brasileiro S.A. expires May 2012 20,000 contracts exercise price $27.328	(7,782,806)
Research In Motion expires January 2012 7,010 contracts exercise price $14.00	(467,167)
United Continental Holdings expires March 2012 29,910 contracts exercise price $14.00	(1,018,950)
Total Written Options - Puts (premiums received $42,115,886 )	$(23,149,296)

Total Return Swaps on commodities outstanding at December 31, 2011 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized (Depreciation)
UBS AG	$(76,365,696)	$768,000 for every $1 increase above the starting price of $99.4345 in the UBS Custom Crude and Copper Strategy Index Total Return	$768,000 for every $1 decrease above the starting price of $99.4345 in the UBS Custom Crude and Copper Strategy Index Total Return	1/14/2013	$(1,556,716)
UBS AG	(43.621.303)	$453,500 for every $1 increase above the starting price of $96.1881 in the UBS Custom Crude and Copper Strategy Index Total Return	$453,500 for every $1 decrease above the starting price of $96.1881 in the UBS Custom Crude and Copper Strategy Index Total Return	1/14/2013	$(919,233)
Total					$(2,475,949)

Dividend Swaps outstanding at December 31, 2011 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized (Depreciation)
Goldman Sachs International	14,000 EUR	1,369,200 EUR calculated using a strike price of 97.80 EUR	14,000 EUR for every 1 EUR of Dow Jones Euro STOXX 50 Index Dividends	12/27/13	$(107,690)
Goldman Sachs International	194,701 EUR	18,847,057 EUR calculated using a strike price of 96.80 EUR	194,701 EUR for every 1 EUR of Dow Jones Euro STOXX 50 Index Dividends	12/27/13	$(1,497,663)
Total					$(1,605,353)

Notes to Schedule of Investments (unaudited)

DVR	Differential Voting Rights

PLC	Public Limited Company

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2011.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	(Loss)	Income	at 12/31/11
Janus Global Select Chroma ATE, Inc.**	-	$-	-	$-	$-	$-	$42,826,639
EVA Precision Industrial Holdings, Ltd.	-	-	-	-	-	-	30,881,547
Gategroup Holding A.G.*,**	-	-	-	-	-	-	40,853,815
Tellabs, Inc.**	-	-	2,407,260	13,593,643	(4,327,321)	554,551	102,293,976
	-	$-	2,407,260	$13,593,643	$(4,327,321)	$554,551	$216,855,977

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities: Janus Global Select Fund Common Stock
Steel – Producers	$ —	$ 11,848,961	$ —
All Other	2,477,137,158	—	—

Preferred Stock	—	25,358,085	—

Money Market	—	20,844,000	—

Total Investments in Securities	$ 2,477,137,158	$ 58,051,046	$ —
Investment in Purchased Options
Janus Global Select Fund	$ —	$ 16,364,369	$ —
Other Financial Instruments(b)
Janus Global Select Fund	$ —	$ (25,979,949)	$ —

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Global Select Fund	$1,806,093,784

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 102.5%
Advanced Materials/Production — 1.2%
1,082,390	STR Holdings, Inc.*	$8,908,070
Applications Software — 7.4%
26,325	Citrix Systems, Inc.*	1,598,454
1,482,878	Microsoft Corp.**	38,495,513
426,385	RealPage, Inc.*	10,774,749
31,965	Salesforce.com, Inc.*	3,243,169
		54,111,885
Cable/Satellite Television — 2.2%
194,320	Comcast Corp. - Class A	4,607,327
181,320	Time Warner Cable, Inc. - Class A	11,526,513
		16,133,840
Commercial Services — 3.1%
593,375	Iron Mountain, Inc.	18,275,950
533,679	Live Nation, Inc.*	4,434,873
		22,710,823
Commercial Services - Finance — 1.1%
21,195	MasterCard, Inc. - Class A	7,901,920
Computer Aided Design — 2.9%
257,805	ANSYS, Inc.*	14,767,071
216,440	Autodesk, Inc.*	6,564,625
		21,331,696
Computer Software — 1.2%
464,605	Cornerstone OnDemand, Inc.*	8,474,395
Computers — 4.0%
62,720	Apple, Inc.*	25,401,600
1,966,835	Quanta Computer, Inc.	4,139,269
		29,540,869
Computers - Integrated Systems — 3.2%
283,880	Jack Henry & Associates, Inc.	9,541,207
287,285	Teradata Corp.*	13,936,195
		23,477,402
Computers - Memory Devices — 5.8%
1,151,720	EMC Corp.*,**	24,808,049
478,820	NetApp, Inc.*	17,366,801
		42,174,850
Consulting Services — 3.5%
364,012	Gartner, Inc.*	12,656,697
222,135	Verisk Analytics, Inc.*	8,914,278
181,385	Zillow, Inc.*	4,077,535
		25,648,510
E-Commerce/Products — 7.3%
92,435	Amazon.com, Inc.*,**	16,000,498
1,142,605	eBay, Inc.*,**	34,655,210
41,390	Netflix, Inc.*	2,867,913
		53,523,621
E-Commerce/Services — 0.9%
165,170	Ctrip.com International, Ltd. (ADR)*	3,864,978
78,180	OpenTable, Inc.*	3,059,183
		6,924,161
Electronic Components - Miscellaneous — 3.4%
802,724	TE Connectivity, Ltd. (U.S. Shares)**	24,731,926
Electronic Components – Semiconductors — 6.0%
898,863	ARM Holdings PLC**	8,262,327
3,548,863	ON Semiconductor Corp.* ,**	27,397,222
4,610	Samsung Electronics Co., Ltd.	4,243,732
127,005	Xilinx, Inc.	4,071,780
		43,975,061
Electronic Connectors — 3.1%
500,621	Amphenol Corp. - Class A**	22,723,187
Electronics - Military — 1.3%
419,024	Ultra Electronics Holdings PLC**	9,616,134
Enterprise Software/Services — 7.1%
263,558	Aveva Group PLC**	5,851,934
63,180	Informatica Corp.*	2,333,237
838,975	Oracle Corp.	21,519,709
663,130	QLIK Technologies, Inc.*,**	16,047,746
403,026	Temenos Group A.G.*	6,609,798
		52,362,424
Entertainment Software — 0.3%
129,400	Nexon Co., Ltd. **	1,861,544
Independent Power Producer — 0.2%
70,851	NRG Energy, Inc.*	1,283,820
Industrial Automation and Robotics — 2.1%
99,600	Fanuc Corp.**	15,247,407
Internet Applications Software — 1.6%
200,700	Tencent Holdings, Ltd.	4,034,002
354,458	Vocus, Inc.*	7,829,977
		11,863,979
Internet Content - Entertainment — 1.1%
276,846	Youku.com, Inc. (ADR)*	4,338,177
394,565	Zynga, Inc.*	3,712,856
		8,051,033
Internet Content - Information/News — 1.0%
127,975	Bankrate, Inc.*	2,751,462
69,195	LinkedIn Corp.*	4,359,977
		7,111,439
Internet Gambling — 1.8%
5,142,557	Bwin.Party Digital Entertainment PLC**	13,095,139
Media — 0.3%
186,260	Workday, Inc. - Private Placement ∞,§	2,469,808
Medical - Biomedical and Genetic — 2.6%
194,431	Celgene Corp.*	13,143,536
170,030	Vertex Pharmaceuticals, Inc.*	5,646,696
		18,790,232
Medical Information Systems — 1.7%
250,140	athenahealth, Inc.*	12,286,877
Multimedia — 3.4%
496,020	Demand Media, Inc.*	3,298,533
519,315	News Corp. - Class A	9,264,580
338,545	Walt Disney Co. **	12,695,437
		25,258,550
Networking Products — 1.1%
424,625	Cisco Systems, Inc.	7,677,220
Printing - Commercial — 1.2%
291,301	VistaPrint N.V. (U.S. Shares)*	8,913,811
Semiconductor Components/Integrated Circuits — 6.3%
2,645,460	Amtel Corp.*, **	21,428,226
9,731,000	Taiwan Semiconductor Manufacturing Co., Ltd.	24,369,294
		45,797,520
Semiconductor Equipment — 2.7%
477,778	ASML Holding N.V.	20,078,992
Software Tools — 0.4%
39,265	VMware, Inc. - Class A*	3,266,455
Telecommunication Equipment — 0.5%
955,130	Tellabs, Inc.	3,858,725
Telecommunication Services — 2.4%
627,600	Amdocs, Ltd. (U.S. Shares)*,**	17,905,428
Television — 1.4%
379,562	CBS Corp. - Class B	10,301,313
Toys — 0.5%
26,160	Nintendo Co., Ltd.**	3,603,587
Transactional Software — 0.9%
152,225	Solera Holdings, Inc.	6,780,102
Wireless Equipment — 4.3%
323,704	Crown Castle International Corp.*	14,501,939
209,985	SBA Communications Corp. - Class A*	9,020,955
756,354	Telefonaktiebolaget L.M. Ericsson - Class B	7,741,462
		31,264,356
Total Common Stock (cost $730,067,969)		751,038,111
Money Market — 0.2%
1,765,000	Janus Cash Liquidity Fund LLC, 0% (cost $1,765,000)	1,765,000
Total Investments (total cost $731,832,969) – 100.1%		752,803,111
Securities Sold Short — (2.7)%
Common Stock Sold Short — (2.7)%
Computer Services — (0.7)%
81,276	Atos Origin S.A.	(3,566,619)
168,755	Wipro, Ltd. (ADR)	(1,719,613)
		(5,286,232)
Computers - Memory Devices — (0.6)%
128,835	Seagate Technology	(2,112,894)
74,375	Western Digital Corp.*	(2,301,906)
		(4,414,800)
Electronic Components – Semiconductors — (0.4)%
115,645	Cree, Inc.*	(2,548,816)
Printing - Commercial — (0.4)%
148,495	Valassis Communications, Inc.*	(2,855,559)
Semiconductor Equipment — (0.6)%
85,700	Tokyo Electron, Ltd.	(4,360,176)
Total Securities Sold Short (proceeds $23,686,234)		(19,465,583)
Total Investments and Securities Sold Short (total cost $708,146,735) – 100%		$733,337,528

Summary of Investments by Country – (Long Positions)

December 31, 2011 (unaudited)

Country	Value	% of Investment Securities
Cayman Islands	$12,237,157	1.6%
Gibraltar	13,095,139	1.7%
Guernsey	17,905,428	2.4%
Japan	20,712,538	2.7%
Netherlands	28,992,803	3.8%
South Korea	4,243,732	0.6%
Sweden	7,741,462	1.0%
Switzerland	31,341,724	4.2%
Taiwan	28,508,563	3.8%
United Kingdom	23,730,395	3.2%
United States††	564,294,170	75.0%
Total	$752,803,111	100.0%

†† Includes Cash Equivalents (74.8% excluding Cash Equivalents).

Summary of Investments by Country – (Short Positions) December 31, 2011 (unaudited)
Country	Value	% of Securities Sold Short
France	$(3,566,619)	18.3%
India	(1,719,613)	8.8%
Ireland	(2,112,894)	10.9%
Japan	(4,360,176)	22.4%
United States	(7,706,281)	39.6%
Total	$(19,465,583)	100.0%

Forward Currency Contracts, Open December 31, 2011 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 1/19/12	2,395,000	$3,718,114	$42,922
Japanese Yen 1/19/12	332,000,000	4,315,734	(39,697)
		8,033,848	3,225
HSBC Securities (USA), Inc.:
British Pound 2/2/12	1,280,000	1,986,837	2,782
Japanese Yen 2/2/12	252,000,000	3,276,730	(34,363)
		5,263,567	(31,581)
JPMorgan Chase & Co.:
British Pound 1/12/12	2,000,000	3,105,130	15,610
Japanese Yen 1/12/12	363,000,000	4,718,029	(47,356)
		7,823,159	(31,746)
Total		$21,120,574	$(60,102)

Schedule of Written Options – Calls	Value
Amazon.com, Inc. expires January 2012 230 contracts exercise price $235.00	$(482)
Amdocs, Ltd. (U.S. Shares) expires April 2012 3,600 contracts exercise price $32.50	(71,318)
Amphenol Corp. - Class A expires January 2012 1,300 contracts exercise price $50.00	(10,336)
Amtel Corp. expires February 2012 7,050 contracts exercise price $13.00	(2,542)
eBay, Inc. expires January 2012 3,800 contracts exercise price $35.00	(9,024)
ON Semiconductor Corp. expires January 2012 9,150 contracts exercise price $10.00	(16,581)
TE Connectivity, Ltd. (U.S. Shares) expires January 2012 4,000 contracts exercise price $40.00	(25)
Total Written Options - Calls (premiums received $997,173 )	$(110,308)
Schedule of Written Options – Puts	Value
Microsoft Corp. expires January 2012 5,075 contracts exercise price $24.00 (premiums received $218,225)	$(52,899)

Total Return Swaps outstanding at December 31, 2011

(unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation
Goldman Sachs International	$(2,190,265)	Samsung SDI Co., Ltd.	1-month USD LIBOR minus 50 basis points	11/19/12	$200,945

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

∞ Schedule of Fair Valued Securities (as of December 31, 2011)

	Value	Value as a % of Total Investment
Janus Global Technology Fund
Workday, Inc. - Private Placement	$ 2,469,808	0.3%

Securities are valued at “fair value” pursuant to procedures adopted by the Fund’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2011)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Global Technology Fund
Workday, Inc. - Private Placement	10/13/11	$2,469,808	$2,469,808	0.3%

The Fund has registration rights for certain restricted securities held as of December 31, 2011. The issuer incurs all registration costs.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities: Janus Global Technology Fund Common Stock
E-Commerce/Services	$3,059,183	$3,864,978	$—
Electronic Components – Semiconductors	39,731,329	4,243,732	—
Internet Content – Entertainment	3,712,856	4,338,177	—
All Other	689,618,048	—	2,469,808

Money Market	—	1,765,000	—
Total Investments in Securities	$736,121,416	$14,211,887	$2,469,808
Investments in Purchased Options: Janus Global Technology Fund	$(17,745,970)	$(1,719,613)	$—
Other Financial Instruments(b): Janus Global Technology Fund	$—	$(22,364)	$—

(a)	Includes Fair Value Factors.
(b)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2011)

	Balance as of September 30, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus Global Technology Fund
Media	$ -	$-	$ -	$ 2,469,808	$ -	$-	$ 2,469,808

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Global Technology Fund	$ 250,605,609

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 95.4%
Aerospace and Defense — 2.4%
1,135,235	Boeing Co.	$ 83,269,487
Agricultural Chemicals — 1.8%
449,160	Mosaic Co.	22,651,139
634,140	Syngenta A.G. (ADR)	37,376,211
		60,027,350
Apparel Manufacturers — 1.0%
553,253	Coach, Inc.	33,770,563
Athletic Footwear — 2.5%
889,913	NIKE, Inc. - Class B	85,760,916
Automotive - Cars and Light Trucks — 0.5%
376,405	Daimler A.G.	16,509,123
Beverages - Wine and Spirits — 0.5%
200,000	Brown-Forman Corp. - Class B	16,102,000
Cable/Satellite Television — 4.3%
1,003,875	DIRECTV - Class A*	42,925,695
1,632,425	Time Warner Cable, Inc. - Class A	103,773,257
		146,698,952
Casino Hotels — 2.3%
999,725	Las Vegas Sands Corp.*	42,718,249
3,309,655	MGM Mirage*	34,519,702
		77,237,951
Chemicals - Diversified — 3.4%
1,911,325	E.I. du Pont de Nemours & Co.	87,500,459
880,825	LyondellBasell Industries N.V.	28,618,004
		116,118,463
Commercial Banks — 3.8%
1,816,825	CIT Group, Inc.*	63,352,688
310,450	ICICI Bank, Ltd. (ADR)	8,205,193
796,900	Itau Unibanco Holding S.A. (ADR)	14,790,464
1,999,986	Standard Chartered PLC**	43,754,740
		130,103,085
Commercial Services - Finance — 3.1%
166,580	MasterCard, Inc. - Class A	62,104,356
2,375,370	Western Union Co.	43,374,256
		105,478,612
Computer Services — 1.1%
564,950	Cognizant Technology Solutions Corp.*	36,331,935
Computers — 3.5%
291,036	Apple, Inc.*	117,869,580
Computers - Integrated Systems — 1.0%
679,900	Teradata Corp.*	32,981,949
Computers - Memory Devices — 1.3%
1,196,985	NetApp, Inc.*	43,414,646
Cosmetics and Toiletries — 1.1%
321,235	Estee Lauder Cos., Inc. - Class A	36,081,115
Diversified Banking Institutions — 1.0%
2,288,331	Morgan Stanley	34,622,448
E-Commerce/Products — 2.7%
3,022,305	eBay, Inc.*	91,666,511
Electronic Components - Miscellaneous — 1.8%
2,015,536	TE Connectivity, Ltd. (U.S. Shares)	62,098,664
Electronic Components – Semiconductors — 0.3%
1,502,532	ON Semiconductor Corp.*	11,599,547
Electronic Connectors — 0.9%
665,459	Amphenol Corp. - Class A	30,205,184
Enterprise Software/Services — 3.2%
4,253,369	Oracle Corp.**	109,098,915
Finance - Other Services — 1.3%
1,762,149	NYSE Euronext	45,992,089
Food - Confectionary — 1.1%
600,000	Hershey Co.	37,068,000
Investment Management and Advisory Services — 1.3%
3,104,600	Blackstone Group L.P.	43,495,446
Life and Health Insurance — 0.8%
2,701,821	Prudential PLC**	26,785,801
Machinery - General Industrial — 0.5%
200,000	Roper Industries, Inc.	17,374,000
Medical - Biomedical and Genetic — 2.8%
990,705	Celgene Corp.*	66,971,658
701,120	Gilead Sciences, Inc.*	28,696,842
		95,668,500
Medical - Drugs — 7.6%
467,465	Allergan, Inc.	41,015,379
1,796,212	Bristol-Myers Squibb Co.	63,298,511
984,925	Endo Pharmaceuticals Holdings, Inc.*	34,009,460
2,694,730	Pfizer, Inc.	58,313,957
365,960	Shire PLC (ADR)**	38,023,244
500,000	Valeant Pharmaceuticals International, Inc.	23,345,000
		258,005,551
Medical - Generic Drugs — 1.8%
2,846,765	Mylan, Inc.*	61,091,577
Metal - Copper — 1.2%
1,102,062	Freeport-McMoRan Copper & Gold, Inc. - Class B	40,544,861
Metal Processors and Fabricators — 0.7%
142,455	Precision Castparts Corp.	23,475,159
Multimedia — 0.9%
650,000	Viacom, Inc. - Class B	29,516,500
Oil Companies - Exploration and Production — 2.8%
1,492,105	Canadian Natural Resources, Ltd.	55,759,964
427,321	Occidental Petroleum Corp.	40,039,978
		95,799,942
Oil Companies - Integrated — 4.8%
834,925	Chevron Corp.	88,836,020
1,116,542	Hess Corp.	63,419,586
500,000	Petroleo Brasileiro S.A. (ADR)	12,425,000
		164,680,606
Pharmacy Services — 1.7%
1,301,561	Express Scripts, Inc. - Class A*	58,166,761
Pipelines — 2.0%
1,474,875	Enterprise Products Partners L.P.	68,404,702
2,207	Kinder Morgan Management LLC*	173,294
		68,577,996
Retail - Auto Parts — 1.1%
115,000	AutoZone, Inc.*	37,371,550
Retail - Discount — 1.2%
500,000	Costco Wholesale Corp.	41,660,000
Retail - Major Department Stores — 1.0%
666,019	Nordstrom, Inc.	33,107,804
Retail - Restaurants — 2.0%
695,000	McDonald's Corp.	69,729,350
Super-Regional Banks — 2.1%
2,650,760	U.S. Bancorp.	71,703,058
Telephone - Integrated — 1.5%
1,336,665	CenturyLink, Inc.	49,723,938
Television — 3.1%
3,827,163	CBS Corp. - Class B	103,869,204
Tobacco — 4.1%
1,685,170	Altria Group, Inc.	49,965,290
1,144,708	Philip Morris International, Inc.	89,836,684
		139,801,974
Toys — 1.6%
2,003,025	Mattel, Inc.	55,603,974
Transportation - Railroad — 2.9%
932,130	Union Pacific Corp.	98,749,852
Total Common Stock (cost $2,721,002,143)		3,244,610,489
Corporate Bonds — 4.2%
Beverages - Wine and Spirits — 0.7%
$ 10,000,000	Pernod-Ricard S.A. 5.7500%, 4/7/21 (144A)	11,282,010
10,000,000	Pernod-Ricard S.A. 4.4500%, 1/15/22 (144A)	10,475,850
		21,757,860
Building - Residential and Commercial — 0.2%
6,467,000	Meritage Homes Corp. 6.2500%, 3/15/15	6,369,995
Casino Hotels — 0.5%
2,498,000	MGM Mirage 4.2500%, 4/15/15	2,369,978
15,000,000	MGM Resorts International 7.6250%, 1/15/17	14,287,500
		16,657,478
Hotels and Motels — 0.3%
9,990,000	Starwood Hotels & Resorts Worldwide, Inc. 6.7500%, 5/15/18	11,288,700
Medical - Biomedical and Genetic — 0.8%
25,000,000	Vertex Pharmaceuticals, Inc. 3.3500%, 10/1/15	26,218,750
Medical - Hospitals — 0.3%
9,990,000	HCA, Inc. 7.2500%, 9/15/20	10,539,450
Power Converters and Power Supply Equipment — 0.8%
24,957,000	JA Solar Holdings Co., Ltd. 4.5000%, 5/15/13	18,343,395
24,090,000	Suntech Power Holdings Co., Ltd. 3.0000%, 3/15/13 (144A)	10,057,575
		28,400,970
Real Estate Management/Services — 0.3%
9,985,000	ProLogis L.P. 3.2500%, 3/15/15	10,297,031
REIT - Mortgage — 0.3%
10,000,000	Annaly Capital Management, Inc. 4.0000%, 2/15/15	11,312,500
Total Corporate Bonds (cost $155,852,987)		142,842,734
Money Market — 0.4%
14,440,659	Janus Cash Liquidity Fund LLC, 0%
	(cost $14,440,659)	14,440,659
Total Investments (total cost $2,891,295,789) – 100%		$ 3,401,893,882

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Brazil	$27,215,464	0.8%
Canada	79,104,964	2.3%
Cayman Islands	28,400,970	0.8%
France	21,757,860	0.6%
Germany	16,509,123	0.5%
India	8,205,193	0.3%
Jersey	38,023,244	1.1%
Netherlands	28,618,004	0.9%
Switzerland	99,474,875	2.9%
United Kingdom	70,540,541	2.1%
United States††	2,984,043,644	87.7%
Total	$3,401,893,882	100.0%

†† Includes Cash Equivalents (87.3% excluding Cash Equivalents).

Forward Currency Contracts, Open

December 31, 2011 (unaudited)

Counterparty/ Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: British Pound 1/19/12	10,500,000	$ 16,300,707	$ 188,178
HSBC Securities (USA), Inc.: British Pound 2/2/12	9,590,000	14,885,757	(8,011)
JPMorgan Chase & Co.: British Pound 1/12/12	6,527,000	10,133,592	50,943
RBC Capital Markets Corp.: British Pound 1/5/12	7,800,000	12,110,919	257,919
Total……………		$ 53,430,975	$ 489,029

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2011 is indicated in the table below:

Fund	Value	Value as a % of Investment Securities
Janus Growth and Income Fund	$ 31,815,435	0.9%

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities: Janus Growth and Income Fund
Common Stock
Agricultural Chemicals	$ 22,651,139	$ 37,376,211	$ -
Commercial Banks	107,107,428	22,995,657	-
Medical – Drugs	219,982,307	38,023,244	-
Oil Companies - Integrated	152,255,606	12,425,000	-
All Other	2,631,793,897	-	-

Corporate Bonds	-	142,842,734	-
Money Market	-	14,440,659	-

Total Investments in Securities	$ 3,133,790,377	$ 268,103,505	$ -
Other Financial Instruments(b): Janus Growth and Income Fund	$ -	$ 489,029	$ -

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Growth and Income Fund	$ 112,411,285

Janus International Equity Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 99.0%
Advertising Agencies — 1.3%
232,056	WPP PLC	$ 2,433,915
Agricultural Chemicals — 1.1%
48,249	Potash Corp. of Saskatchewan, Inc.	1,994,860
Automotive - Cars and Light Trucks — 3.0%
1,214,000	Isuzu Motors, Ltd.	5,616,426
Building Products - Air and Heating — 1.1%
73,000	Daikin Industries, Ltd.	1,999,792
Building Products - Doors and Windows — 1.2%
1,168,000	Nippon Sheet Glass Co., Ltd.	2,185,731
Cable/Satellite Television — 1.0%
38,260	Kabel Deutschland Holding A.G.*	1,941,618
Chemicals - Diversified — 1.1%
61,690	LyondellBasell Industries N.V.	2,004,308
Commercial Banks — 9.9%
501,386	Banco Bilbao Vizcaya Argentaria S.A.	4,334,263
288,900	Banco do Brasil S.A.	3,672,261
1,610,000	China Merchants Bank Co., Ltd.	3,254,703
255,495	DBS Group Holdings, Ltd.	2,269,841
2,354,058	Lloyds Banking Group PLC*	946,865
189,167	Standard Chartered PLC	4,138,505
		18,616,438
Distribution/Wholesale — 2.2%
98,369	Adani Enterprises, Ltd.	543,901
1,934,000	Li & Fung, Ltd.	3,580,974
		4,124,875
Diversified Banking Institutions — 1.7%
46,306	BNP Paribas S.A.	1,818,706
66,178	Societe Generale - Class A	1,473,449
		3,292,155
E-Commerce/Services — 1.8%
144,625	Ctrip.com International, Ltd. (ADR)*	3,384,225
Electronic Components – Semiconductors — 1.0%
196,646	ARM Holdings PLC	1,807,565
Electronic Measuring Instruments — 1.7%
13,400	Keyence Corp.	3,232,021
Finance - Other Services — 2.2%
264,900	Hong Kong Exchanges & Clearing, Ltd.	4,232,915
Food - Miscellaneous/Diversified — 4.6%
61,378	Groupe Danone	3,857,869
138,357	Unilever N.V.	4,757,286
		8,615,155
Food - Wholesale/Distribution — 1.8%
2,105,409	Olam International, Ltd.	3,458,411
Industrial Automation and Robotics — 3.2%
39,300	Fanuc Corp.	6,016,296
Internet Content - Entertainment — 1.5%
184,777	Youku.com, Inc. (ADR)*	2,895,456
Life and Health Insurance — 5.1%
1,504,200	AIA Group, Ltd.	4,696,812
486,007	Prudential PLC	4,818,264
		9,515,076
Machinery - General Industrial — 1.1%
141,344	Hexagon A.B.	2,114,550
Machinery - Pumps — 2.8%
166,093	Weir Group PLC	5,240,373
Medical - Drugs — 2.2%
71,986	Novartis A.G.	4,116,771
Medical Instruments — 1.1%
46,240	Elekta A.B.	2,006,723
Metal - Iron — 1.5%
56,846	Rio Tinto PLC	2,758,272
Multi-Line Insurance — 1.3%
349,142	ING Groep N.V.*	2,512,138
Oil - Field Services — 2.2%
290,680	AMEC PLC	4,095,896
Oil Companies - Exploration and Production — 8.4%
74,864	Canadian Natural Resources, Ltd.	2,804,184
181,786	EnCana Corp.	3,371,564
305,734	Gazprom OAO (ADR)	3,259,124
540,900	OGX Petroleo e Gas Participacoes S.A.*	3,951,225
107,057	Tullow Oil PLC	2,330,506
		15,716,603
Oil Companies - Integrated — 1.5%
128,184	BG Group PLC	2,739,663
Oil Refining and Marketing — 1.4%
207,785	Reliance Industries, Ltd.	2,711,575
Real Estate Management/Services — 1.8%
228,000	Mitsubishi Estate Co., Ltd.	3,407,407
Real Estate Operating/Development — 2.7%
389,612	DLF, Ltd.	1,343,464
1,312,997	Hang Lung Properties, Ltd.	3,736,301
		5,079,765
Retail - Apparel and Shoe — 1.9%
19,800	Fast Retailing Co., Ltd.	3,602,339
Retail - Consumer Electronics — 1.4%
39,430	Yamada Denki Co., Ltd.	2,685,032
Retail - Jewelry — 1.4%
54,049	Compagnie Financiere Richemont S.A.	2,734,684
Semiconductor Components/Integrated Circuits — 2.5%
1,860,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,657,989
Semiconductor Equipment — 2.2%
98,869	ASML Holding N.V.	4,155,047
Soap and Cleaning Preparations — 1.8%
68,294	Reckitt Benckiser Group PLC	3,372,072
Steel - Producers — 0.5%
42,646	ThyssenKrupp A.G.	978,208
Steel Pipe and Tube — 0.5%
15,586	Vallourec S.A.	1,011,716
Tobacco — 5.7%
128,477	Imperial Tobacco Group PLC	4,857,485
1,236	Japan Tobacco, Inc.	5,814,581
		10,672,066
Transportation - Marine — 1.5%
417	A.P. Moller - Maersk Group - Class B	2,753,760
Transportation - Railroad — 1.1%
25,886	Canadian National Railway Co.	2,037,077
Transportation - Services — 2.8%
46,643	Kuehne + Nagel International A.G.	5,240,507
Wireless Equipment — 1.2%
218,165	Telefonaktiebolaget L.M. Ericsson - Class B	2,232,970
Total Common Stock (cost $191,960,793)		186,000,441
Money Market — 1.0%
1,942,000	Janus Cash Liquidity Fund LLC, 0% (cost $1,942,000)	1,942,000
Total Investments (total cost $193,902,793) – 100%		$ 187,942,441

Summary of Investments by Country – (Long Positions)

December 31, 2011 (unaudited)

Country	Value	% of Investment Securities
Bermuda	$3,580,974	1.9%
Brazil	7,623,486	4.1%
Canada	10,207,685	5.4%
Cayman Islands	6,279,681	3.3%
China	3,254,703	1.7%
Denmark	2,753,760	1.5%
France	8,161,740	4.3%
Germany	2,919,826	1.6%
Hong Kong	12,666,028	6.7%
India	4,598,940	2.5%
Japan	34,559,625	18.4%
Jersey	2,433,915	1.3%
Netherlands	13,428,779	7.2%
Russia	3,259,124	1.7%
Singapore	5,728,252	3.1%
Spain	4,334,263	2.3%
Sweden	6,354,243	3.4%
Switzerland	12,091,962	6.4%
Taiwan	4,657,989	2.5%
United Kingdom	37,105,466	19.7%
United States††	1,942,000	1.0%
Total	$187,942,441	100.0%
†† Includes all Cash Equivalents.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Janus International Equity Fund
Common Stock
E-Commerce/Services	$—	$3,384,225	$—
Internet Content - Entertainment	—	2,895,456	—
Oil Companies - Exploration and Production	12,457,479	3,259,124	—
All Other	164,004,157	—	—
Money Market	—	1,942,000	—
Total Investments in Securities	$176,461,636	$11,480,805	$—

(a) Includes Fair Value Factors.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2011)

	Balance as of September 30, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus International Equity Fund
Common Stock
Food - Catering	$ -	$ (2,173,340)(a)	$ 2,173,340	$ -	$ -	$ -	$ -
(a)	FU JI Food & Catering Holdings, Ltd. was written off during the period.

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 100.0%
Agricultural Operations — 0.2%
188,481,502	Chaoda Modern Agriculture Holdings, Ltd.ß, ∞,£	$13,348,033
Airlines — 11.2%
54,139,356	Delta Air Lines, Inc.*,**,£	437,987,390
68,384,362	International Consolidated Airlines Group S.A.*	156,509,766
15,661,963	United Continental Holdings, Inc.*	295,541,242
		890,038,398
Automotive - Cars and Light Trucks — 5.5%
40,553,391	Ford Motor Co.**	436,354,487
Building - Residential and Commercial — 1.4%
19,520,800	MRV Engenharia e Participacoes S.A.	112,026,044
Commercial Banks — 9.5%
51,403,705	Banco Bilbao Vizcaya Argentaria S.A.	444,362,592
59,400	Banco do Brasil S.A.	755,044
32,497,940	Commercial Bank of Ceylon PLC	28,544,523
14,210,400	Hatton National Bank PLC	18,884,792
24,796,934	Intesa Sanpaolo S.P.A.	41,523,970
81,836,697	Lloyds Banking Group PLC*	32,916,894
7,836,326	Punjab National Bank, Ltd.	115,227,935
2,267,078	State Bank of India, Ltd.	69,124,532
		751,340,282
Distribution/Wholesale — 11.8%
28,208,451	Adani Enterprises, Ltd.	155,969,891
424,402,180	Li & Fung, Ltd.£	785,818,646
		941,788,537
Diversified Banking Institutions — 7.4%
5,227,748	BNP Paribas	205,324,109
7,440,095	Deutsche Bank A.G.	283,406,057
4,512,254	Societe Generale - Class A	100,465,007
		589,195,173
Diversified Operations — 1.0%
3,768,000	Aitken Spence & Co. PLC	3,984,780
75,292,535	Melco International Development, Ltd.£	55,938,855
1,219,723	Orascom Development Holding A.G.	18,640,069
		78,563,704
Diversified Operations - Commercial Services — 1.6%
86,536,133	John Keells Holdings PLC£	129,367,148
Electric - Integrated — 1.3%
7,463,500	Centrais Eletricas Brasileiras S.A.	107,479,204
Electronic Components – Semiconductors — 1.4%
12,249,228	ARM Holdings PLC	112,594,606
Entertainment Software — 0.3%
1,480,700	Nexon Co., Ltd.**	21,301,298
Finance - Investment Bankers/Brokers — 1.4%
37,940,200	Nomura Holdings, Inc.**	114,880,658
Finance - Mortgage Loan Banker — 0.7%
4,423,870	Housing Development Finance Corp.	54,323,624
Food - Meat Products — 0.8%
19,147,800	JBS S.A.	62,439,594
Hotels and Motels — 2.2%
102,807,165	Shangri-La Asia, Ltd.	177,383,826
Internet Content - Entertainment — 0.9%
4,493,219	Youku.com, Inc. (ADR)*,£	70,408,742
Medical - Generic Drugs — 0.6%
1,263,855	Teva Pharmaceutical S.P. (ADR)**	51,009,188
Metal - Diversified — 1.9%
8,597,779	Ivanhoe Mines, Ltd.*	152,708,711
Oil and Gas Drilling — 1.8%
7,191,180	Karoon Gas Australia, Ltd.*	33,165,172
6,489,075	Nabors Industries, Ltd.*	112,520,561
		145,685,733
Oil Companies - Exploration and Production — 3.8%
16,593,491	Cairn Energy PLC*	68,353,723
2,589,963	Niko Resources, Ltd.£	122,644,983
15,016,400	OGX Petroleo e Gas Participacoes S.A.*	109,693,413
		300,692,119
Oil Companies - Integrated — 3.5%
11,176,174	Petroleo Brasileiro S.A. (ADR)**	277,727,924
Oil Refining and Marketing — 5.9%
5,213,271	Petroplus Holdings A.G.£	9,660,374
34,905,979	Reliance Industries, Ltd.	455,519,739
		465,180,113
Property and Casualty Insurance — 0.7%
12,182,579	Reliance Capital, Ltd.	53,915,368
Real Estate Operating/Development — 12.6%
134,537,316	China Overseas Land & Investment, Ltd.	224,855,383
22,945,205	Cyrela Brazil Realty S.A.£	182,626,357
42,217,655	DLF, Ltd.	145,575,379
465,164,268	Evergrande Real Estate Group, Ltd.	192,862,617
60,235,000	Hang Lung Properties, Ltd.	171,406,397
26,506,160	PDG Realty S.A. Empreendimentos e Participacoes	83,875,754
		1,001,201,887
Retail - Miscellaneous/Diversified — 1.0%
5,718,064	SM Investments Corp.	76,365,096
Semiconductor Equipment — 2.4%
4,590,888	ASML Holding N.V.	192,935,642
Sugar — 2.2%
36,760,926	Bajaj Hindusthan, Ltd.*,£	16,476,649
1,149,300	Bajaj Hindusthan, Ltd. (GDR)	515,116
14,108,974	Cosan, Ltd. - Class A£	154,634,355
		171,626,120
Telecommunication Equipment — 0%
119	Nortel Networks Corp. (U.S. Shares)*	2
Telecommunication Services — 0.2%
11,583,898	Reliance Communications, Ltd.	15,281,583
Toys — 3.8%
2,184,100	Nintendo Co., Ltd.**	300,863,678
Web Portals/Internet Service Providers — 1.0%
4,757,885	Yahoo!, Inc.**	76,744,685
Total Investments (total cost $9,175,418,395) – 100%		$7,944,771,207

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$33,165,172	0.4%
Bermuda	1,230,357,388	15.5%
Brazil	936,623,334	11.8%
Canada	275,353,696	3.5%
Cayman Islands	276,619,392	3.5%
France	305,789,116	3.8%
Germany	283,406,057	3.6%
Hong Kong	452,200,635	5.7%
India	1,081,929,816	13.6%
Israel	51,009,188	0.6%
Italy	41,523,970	0.5%
Japan	437,045,634	5.5%
Netherlands	192,935,642	2.4%
Philippines	76,365,096	1.0%
Spain	600,872,358	7.6%
Sri Lanka	180,781,243	2.3%
Switzerland	28,300,443	0.3%
United Kingdom	213,865,223	2.7%
United States	1,246,627,804	15.7%
Total	$7,944,771,207	100.0%

Forward Currency Contracts, Open

December 31, 2011 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 1/19/12	19,350,000,000	$251,534,494	$(2,185,250)
HSBC Securities (USA), Inc.: Japanese Yen 2/2/12	17,680,000,000	229,891,222	(2,410,875)
JPMorgan Chase & Co.: Japanese Yen 1/12/12	18,000,000,000	233,951,852	(2,348,255)
RBC Capital Markets Corp.: Japanese Yen 1/5/12	16,000,000,000	207,927,225	40,540
Total		$923,304,793	$(6,903,840)

Total Return Swaps outstanding at December 31, 2011 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	23,437,864,458 JPY	1-month JPY LIBOR plus 35 basis points	Custom Japanese Bank Stock Basket	12/24/12	$(1,980,203)
Morgan Stanley & Co. International PLC	21,793,391,092 JPY	1-month JPY LIBOR plus 50 basis points	Custom Japanese Bank Stock Basket	12/28/12	11,656,229
Morgan Stanley & Co. International PLC	$94,215,373	1-month USD LIBOR plus 85 basis points	Sberbank	1/17/13	(14,027,622)
UBS A.G.	114,719,273	1-month USD LIBOR plus 85 basis points	Sberbank	7/16/12	(24,310,030)
Total					$(28,661,626)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LIBOR	London Interbank Offered Rate

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

β	Security is illiquid.

ºº Schedule of Fair Valued Securities (as of December 31, 2011)

		Value as a %
		of Investment
	Value	Securities
Chaoda Modern Agriculture Holdings, Ltd.	$ 13,348,033	0.2%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

£ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2011.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/11
Bajaj Hindusthan, Ltd.*	24,507,284	$18,211,665	-	$-	$-	$-	$16,476,649
Chaoda Modern Agriculture Holdings, Ltd.	-	-	-	-	-	-	13,348,033
Cosan, Ltd. - Class A	-	-	-	-	-	-	154,634,355
Cyrela Brazil Realty S.A.	-	-	-	-	-	-	182,626,357
Delta Air Lines, Inc.*,**	3,145,545	26,526,869	4,807,655	50,874,326	(10,760,623)	-	437,987,390
John Keells Holdings PLC	-	-	-	-	-	785,621	129,367,148
Li & Fung, Ltd.	-	-	16,822,000	43,179,628	(12,089,473)	-	785,818,646
Melco International Development, Ltd.	-	-	-	-	-	-	55,938,855
Niko Resources, Ltd.	-	-	-	-	-	129,676	122,644,983
Petroplus Holdings A.G.	-	-	7,089,087	139,500,449	(116,588,601)	-	9,660,374
Youku.com, Inc.(ADR)*	2,539,379	43,690,925	-	-	-	-	70,408,742
		$88,429,459		$233,554,403	$(139,438,697	$915,297	$1,978,911,532

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary

(as of 12/31/2011)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Janus Overseas Fund
Common Stock
Agricultural Operations	$—	$—	$13,348,033
Internet Content - Entertainment	—	70,408,742	—
Medical – Generic Drugs	—	51,009,188	—
Oil Companies - Integrated	—	277,727,924	—
Retail - Miscellaneous/Diversified	—	76,365,096	—
Sugar	171,111,004	515,116	—
All Other	7,284,286,104	—	—

Total Investments	$7,455,397,108	$476,026,066	$13,348,033

Other Financial Instruments(b):
Janus Overseas Fund	$—	$(35,565,466)	$—

(a) Includes fair value factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets

(for the period ended December 31, 2011)

	Balance as of September 30, 2011	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus Overseas Fund
Agricultural Operations	$-	$-	$-	$815,735	$-	$12,532,298	$13,348,033

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Overseas Fund	$ 1,413,429,853

Janus Protected Series – Global

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 73.0%
Airlines — 0.7%
1,877	United Continental Holdings, Inc.*	$35,419
Apparel Manufacturers — 1.3%
573	Coach, Inc.	34,976
6,700	Prada SpA*	30,324
		65,300
Applications Software — 0.5%
1,042	Microsoft Corp.	27,050
Athletic Footwear — 0.7%
387	NIKE, Inc. - Class B	37,295
Automotive - Cars and Light Trucks — 2.1%
4,003	Ford Motor Co.	43,072
14,000	Isuzu Motors, Ltd.	64,770
		107,842
Automotive - Truck Parts and Equipment - Original — 0.5%
572	WABCO Holdings, Inc.*	24,825
Beverages - Non-Alcoholic — 0.5%
286	Hansen Natural Corp.*	26,352
Beverages - Wine and Spirits — 0.6%
312	Pernod-Ricard S.A.	28,933
Brewery — 0.6%
871	SABMiller PLC	30,652
Building - Residential and Commercial — 0.6%
5,400	MRV Engenharia e Participacoes S.A.	30,990
Building and Construction Products - Miscellaneous — 0.5%
718	Cie de Saint-Gobain	27,564
Cable/Satellite Television — 1.3%
964	Comcast Corp. - Class A	22,856
404	Kabel Deutschland Holding A.G.*	20,502
329	Time Warner Cable, Inc. - Class A	20,915
		64,273
Casino Hotels — 1.0%
1,846	Crown, Ltd.	15,272
3,358	MGM Mirage*	35,024
		50,296
Cellular Telecommunications — 0.4%
1,011	America Movil S.A.B. de C.V. - Series L (ADR)	22,849
Chemicals - Diversified — 1.1%
497	K+S A.G.	22,459
1,008	LyondellBasell Industries N.V.	32,750
		55,209
Commercial Banks — 1.0%
30,000	China Construction Bank Corp.	20,937
721	Sberbank of Russia (ADR)	7,152
1,147	Standard Chartered PLC	25,093
		53,182
Computer Aided Design — 0.2%
330	Autodesk, Inc.*	10,009
Computers — 1.5%
188	Apple, Inc.*,**	76,140
Computers - Memory Devices — 0.7%
1,708	EMC Corp.*	36,790
Consulting Services — 0.8%
890	Gartner, Inc.*	30,945
235	Verisk Analytics, Inc.*	9,431
		40,376
Containers - Metal and Glass — 1.0%
1,561	Crown Holdings, Inc.*	52,418
Cosmetics and Toiletries — 0.8%
469	Colgate-Palmolive Co.	43,331
Decision Support Software — 0.2%
294	MSCI, Inc.*	9,681
Dialysis Centers — 0.4%
255	DaVita, Inc.*	19,332
Distribution/Wholesale — 1.2%
916	Fastenal Co.	39,947
12,000	Li & Fung, Ltd.	22,219
		62,166
Diversified Banking Institutions — 0.6%
528	JPMorgan Chase & Co.	17,556
1,012	Morgan Stanley	15,312
		32,868
Diversified Operations — 1.7%
817	Danaher Corp.	38,431
854	Dover Corp.	49,575
		88,006
E-Commerce/Products — 1.1%
115	Amazon.com, Inc.*	19,907
1,246	eBay, Inc.*	37,791
		57,698
Electronic Components - Miscellaneous — 0.6%
968	TE Connectivity, Ltd. (U.S. Shares)	29,824
Electronic Components – Semiconductors — 1.7%
3,526	ARM Holdings PLC	32,411
932	International Rectifier Corp.*	18,100
4,445	ON Semiconductor Corp.*	34,315
		84,826
Electronic Connectors — 0.5%
571	Amphenol Corp. - Class A	25,918
Electronic Measuring Instruments — 0.9%
200	Keyence Corp.	48,239
Enterprise Software/Services — 1.2%
1,291	Oracle Corp.	33,114
1,113	QLIK Technologies, Inc.*	26,935
		60,049
Finance - Investment Bankers/Brokers — 0.3%
1,160	Charles Schwab Corp.	13,062
Finance - Other Services — 0.3%
1,100	Hong Kong Exchanges & Clearing, Ltd.	17,577
Food - Miscellaneous/Diversified — 1.2%
464	Groupe Danone	29,164
997	Unilever N.V.	34,281
		63,445
Food - Retail — 0.3%
228	Whole Foods Market, Inc.	15,864
Food - Wholesale/Distribution — 0.5%
16,000	Olam International, Ltd.	26,282
Hotels and Motels — 1.1%
1,010	Intercontinental Hotels Group PLC	18,144
1,318	Marriott International, Inc. - Class A	38,446
		56,590
Industrial Automation and Robotics — 1.5%
500	Fanuc Corp.	76,543
Instruments - Controls — 0.7%
1,308	Sensata Technologies Holding N.V.*	34,374
Insurance Brokers — 0.3%
340	AON Corp.	15,912
Internet Gambling — 0.8%
16,604	Bwin.Party Digital Entertainment PLC	42,281
Investment Management and Advisory Services — 0.3%
250	T. Rowe Price Group, Inc.	14,238
Life and Health Insurance — 1.7%
12,600	AIA Group, Ltd.	39,343
292	Prudential Financial, Inc.	14,635
3,375	Prudential PLC	33,460
		87,438
Medical - Biomedical and Genetic — 1.5%
538	Celgene Corp.*	36,369
1,399	Incyte Corp., Ltd.*	20,999
589	Vertex Pharmaceuticals, Inc.*	19,561
		76,929
Medical - Drugs — 1.2%
660	Biovail, Corp.	30,884
1,383	Pfizer, Inc.	29,928
		60,812
Medical - Generic Drugs — 1.1%
1,496	Mylan, Inc.*	32,104
370	Watson Pharmaceuticals, Inc.*	22,326
		54,430
Medical Instruments — 0.3%
468	St. Jude Medical, Inc.	16,052
Medical Products — 0.9%
559	Covidien PLC (U.S. Shares)	25,160
291	Varian Medical Systems, Inc.*	19,535
		44,695
Metal - Copper — 0.7%
1,809	First Quantum Minerals, Ltd.	35,612
Metal - Diversified — 1.1%
3,118	Ivanhoe Mines, Ltd.*,**	55,380
Metal Processors and Fabricators — 0.8%
244	Precision Castparts Corp.	40,209
Multimedia — 1.2%
2,265	News Corp. - Class A	40,408
582	Walt Disney Co.	21,825
		62,233
Networking Products — 0.8%
2,231	Cisco Systems, Inc.	40,336
Non-Hazardous Waste Disposal — 0.6%
1,014	Waste Management, Inc.	33,168
Oil - Field Services — 2.7%
2,837	AMEC PLC	39,975
562	Baker Hughes, Inc.	27,336
480	Halliburton Co.	16,565
437	Schlumberger, Ltd. (U.S. Shares)	29,851
668	TGS Nopec Geophysical Co. A.S.A.	14,806
490	Trican Well Service, Ltd.	8,443
		136,976
Oil and Gas Drilling — 0.8%
407	Helmerich & Payne, Inc.	23,753
3,422	Karoon Gas Australia, Ltd.*	15,782
		39,535
Oil Companies - Exploration and Production — 2.4%
4,544	Cairn Energy PLC*	18,718
973	Canadian Natural Resources, Ltd.	36,446
2,800	OGX Petroleo e Gas Participacoes S.A.*	20,454
1,590	Tullow Oil PLC	34,612
228	Whitting Petroleum Corp.*	10,645
		120,875
Oil Companies - Integrated — 1.1%
532	Hess Corp.	30,217
363	Royal Dutch Shell PLC (ADR)	26,532
		56,749
Oil Field Machinery and Equipment — 0.4%
325	National Oilwell Varco, Inc.	22,097
Pharmacy Services — 1.4%
1,043	Express Scripts, Inc. - Class A*	46,612
719	Omnicare, Inc.	24,769
		71,381
Pipelines — 0.2%
331	Kinder Morgan, Inc.	10,648
Printing - Commercial — 0.3%
548	VistaPrint N.V. (U.S. Shares)*	16,769
Real Estate Management/Services — 0.7%
319	Jones Lang LaSalle, Inc.	19,542
1,000	Mitsubishi Estate Co., Ltd.	14,945
		34,487
Real Estate Operating/Development — 0.4%
7,000	Hang Lung Properties, Ltd.	19,919
Retail - Apparel and Shoe — 1.6%
200	Fast Retailing Co., Ltd.	36,387
1,124	Limited Brands, Inc.	45,354
		81,741
Retail - Bedding — 0.6%
542	Bed Bath & Beyond, Inc.*	31,420
Retail - Jewelry — 0.7%
716	Compagnie Financiere Richemont S.A.	36,227
Retail - Major Department Stores — 0.9%
309	JC Penney Co., Inc.	10,861
738	Nordstrom, Inc.	36,686
		47,547
Retail - Restaurants — 0.4%
927	Arcos Dorados Holdings, Inc.	19,031
Semiconductor Components/Integrated Circuits — 0.7%
4,249	Atmel Corp.*	34,417
Semiconductor Equipment — 0.8%
920	ASML Holdings N.V. (U.S. Shares)	38,447
Soap and Cleaning Preparations — 0.5%
543	Reckitt Benckiser Group PLC	26,811
Steel - Producers — 0.5%
1,484	ArcelorMittal	27,136
Telecommunication Equipment — 0.2%
2,486	Tellabs, Inc.	10,043
Telecommunication Services — 1.2%
1,554	Amdocs, Ltd. (U.S. Shares)*	44,336
875	Virgin Media, Inc.	18,707
		63,043
Television — 0.7%
1,258	CBS Corp. - Class B	34,142
Therapeutics — 0.6%
847	BioMarin Pharmaceutical, Inc.*	29,120
Tobacco — 1.4%
9	Japan Tobacco, Inc.	42,339
370	Philip Morris International, Inc.	29,038
		71,377
Toys — 1.0%
1,423	Mattel, Inc.	39,503
100	Nintendo Co., Ltd.	13,775
		53,278
Transportation - Railroad — 0.6%
284	Union Pacific Corp.	30,087
Transportation - Services — 1.4%
647	C.H. Robinson Worldwide, Inc.	45,148
344	United Parcel Service, Inc. - Class B	25,177
		70,325
Wireless Equipment — 1.1%
636	Crown Castle International Corp.*	28,493
2,906	Telefonaktiebolaget L.M. Ericsson - Class B	29,743
		58,236
Total Common Stock (cost $3,631,110)		3,741,028
Exchange - Traded Fund — 0.7%
Commodity — 0.7%
2,450	Sprott Physical Gold Trust (ETF) (cost $34,078)	33,810
U.S. Treasury Notes/Bonds — 12.7%
U.S. Treasury Notes/Bonds:
325,000	0.8750%, 11/30/16**	325,990
325,000	1.3750%, 11/30/18	326,118
Total U.S. Treasury Notes/Bonds (cost $649,416)		652,108
Money Market — 13.6%
696,000	Janus Cash Liquidity Fund LLC, 0% (cost $696,000)	696,000
Capital Protection Agreement — 0%
1	Janus Protected Series - Global∞,§ exercise price at 12/31/11 $8.15(cost $0)	0
Total Investments (total cost $5,010,604) – 100%		$5,122,946

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Australia	$31,054	0.6%
Bermuda	22,219	0.4%
Brazil	51,444	1.0%
Canada	200,575	3.9%
China	20,937	0.4%
Curacao	29,851	0.6%
France	85,661	1.7%
Germany	42,961	0.8%
Gibraltar	42,281	0.8%
Guernsey	44,336	0.9%
Hong Kong	76,839	1.5%
Ireland	25,160	0.5%
Italy	30,324	0.6%
Japan	296,998	5.8%
Luxembourg	27,136	0.5%
Mexico	22,849	0.4%
Netherlands	156,621	3.1%
Norway	14,806	0.3%
Russia	7,152	0.1%
Singapore	26,282	0.5%
Sweden	29,743	0.6%
Switzerland	66,051	1.3%
United Kingdom	286,408	5.6%
United States††	3,466,227	67.7%
Virgin Islands (British)	19,031	0.4%
Total	$5,122,946	100.0%
††	Includes Cash Equivalents (54.1% excluding Cash Equivalents).

Financial Futures - Short

1 Contract	EURO STOXX 50 Future
	Expires March 2012, principal amount $22,890, value $23,080, cumulative depreciation	$(243)

Schedule of Written Options – Calls	Value
BNP IVIX Index expires March 2012 2,493 contracts exercise price $0.00 (premiums received $0)	$(10,885)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exchange-Trade Fund
PLC	Public Limited Company
U.S. Shares	Shares of foreign companies trading on an American Stock Exchange
*	Non-income producing security
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of December 31, 2011)

				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Capital Protection Agreement	12/15/11	$ -	$ -	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2011)

		Value as a % of Investment
	Value	Securities
Capital Protection Agreement	$ -	0.0%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Janus Protected Series - Global
Common Stock
Cellular Telecommunications	$—	$22,849	$—
Commercial Banks	46,030	7,152	—
Oil Companies - Integrated	30,217	26,532	—
All Other	3,608,248	—	—

Exchange-Traded Fund	33,810	—	—

U.S. Treasury Notes/Bonds	—	652,108	—

Money Market	—	696,000	—
Total Investments in Securities	$3,718,305	$1,404,641	$—
Other Financial Instruments(b):	$—	$(10,885)	$—

(a)	Includes fair value factors.
(b)	Other financial instruments include the capital protection agreement, futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Level 3 Valuation Reconciliation of Assets

(for the period ended December 31, 2011)

	Balance as of December 15, 2011	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Capital Protection Agreement
Janus Protected Series - Global	$ -	$ -	$ -	$ -	$ -	$ -	$ -

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Protected Series - Global	$ 326,794

Janus Protected Series - Growth

Schedule of Investments (unaudited)

Shares or Contract Amount		Value
Common Stock — 24.7%
Apparel Manufacturers — 0.2%
52,172	Prada SpA*	$236,129
Applications Software — 0.5%
24,178	Microsoft Corp.	627,661
Athletic Footwear — 0.3%
3,986	NIKE, Inc. - Class B	384,131
Beverages - Wine and Spirits — 0.3%
3,664	Pernod-Ricard S.A.	339,781
Brewery — 0.8%
10,542	Anheuser-Busch Companies, Inc. (ADR)	642,957
10,354	SABMiller PLC	364,377
		1,007,334
Cable/Satellite Television — 0.2%
4,784	Time Warner Cable, Inc. - Class A	304,119
Commercial Banks — 0.2%
9,249	Standard Chartered PLC	202,345
Commercial Services - Finance — 0.1%
467	MasterCard, Inc. - Class A	174,107
Computer Aided Design — 0.2%
7,503	Autodesk, Inc.*	227,566
Computers — 1.8%
5,917	Apple, Inc.*,**	2,396,385
Computers - Integrated Systems — 0.2%
4,869	Teradata Corp.*	236,195
Computers - Memory Devices — 0.6%
36,655	EMC Corp.*	789,549
Consulting Services — 0.2%
5,811	Verisk Analytics, Inc.*	233,195
Containers - Metal and Glass — 0.4%
14,911	Ball Corp.	532,472
Cosmetics and Toiletries — 0.4%
5,623	Colgate-Palmolive Co.	519,509
Dialysis Centers — 0.1%
1,030	DaVita, Inc.*	78,084
Distribution/Wholesale — 0.2%
4,743	Fastenal Co.	206,842
Diversified Operations — 0.5%
7,323	Danaher Corp.	344,474
7,918	Tyco International, Ltd. (U.S. Shares)	369,850
		714,324
E-Commerce/Products — 1.2%
2,229	Amazon.com, Inc.*	385,840
37,599	eBay, Inc.*	1,140,378
		1,526,218
Electronic Components - Miscellaneous — 0.4%
19,143	TE Connectivity, Ltd. (U.S. Shares)	589,796
Electronic Components – Semiconductors — 0.4%
76,502	ON Semiconductor Corp.*	590,595
Electronic Connectors — 0.3%
9,647	Amphenol Corp. - Class A	437,877
Enterprise Software/Services — 0.8%
41,771	Oracle Corp.	1,071,426
Finance - Investment Bankers/Brokers — 0.1%
8,209	Charles Schwab Corp.	92,433
Food - Miscellaneous/Diversified — 0.4%
14,088	Unilever N.V. (ADR)	484,205
Industrial Automation and Robotics — 0.3%
2,700	Fanuc Corp.	413,333
Industrial Gases — 0.4%
5,351	Praxair, Inc.	572,022
Instruments - Controls — 0.4%
22,075	Sensata Technologies Holding N.V.*	580,131
Internet Content - Entertainment — 0.2%
24,163	Zynga, Inc.*	227,374
Investment Management and Advisory Services — 0.3%
7,178	T. Rowe Price Group, Inc.	408,787
Life and Health Insurance — 0.3%
17,450	Prudential PLC (ADR)	344,463
Medical - Biomedical and Genetic — 1.0%
16,573	Celgene Corp.*	1,120,335
7,697	Vertex Pharmaceuticals, Inc.*	255,617
		1,375,952
Medical - Drugs — 0.5%
9,068	Endo Pharmaceuticals Holdings, Inc.*	313,118
8,138	Valeant Pharmaceuticals International, Inc.	379,963
		693,081
Medical - Generic Drugs — 0.6%
19,425	Mylan, Inc.*	416,860
3,182	Perrigo Co.	309,609
		726,469
Medical - Wholesale Drug Distributors — 0.2%
8,251	AmerisourceBergen Corp.	306,855
Medical Products — 0.6%
14,683	Covidien PLC (U.S. Shares)	660,882
1,915	Varian Medical Systems, Inc.*	128,554
		789,436
Metal Processors and Fabricators — 0.6%
4,879	Precision Castparts Corp.	804,010
Multimedia — 0.4%
12,296	Walt Disney Co.	461,100
Oil - Field Services — 0.6%
6,502	Baker Hughes, Inc.	316,257
5,324	Halliburton Co.	183,731
4,269	Schlumberger, Ltd. (U.S. Shares)	291,616
		791,604
Oil and Gas Drilling — 0.2%
4,826	Helmerich & Payne, Inc.	281,645
Oil Companies - Exploration and Production — 1.2%
3,129	Apache Corp.	283,425
7,177	Canadian Natural Resources, Ltd.	268,204
4,947	EOG Resources, Inc.	487,329
4,556	Occidental Petroleum Corp.	426,897
21,200	OGX Petroleo e Gas Participacoes S.A.*	154,864
		1,620,719
Oil Companies - Integrated — 0.1%
5,203	Petroleo Brasileiro S.A. (ADR)	129,295
Oil Field Machinery and Equipment — 0.4%
7,943	Dresser-Rand Group, Inc.*	396,435
2,644	National Oilwell Varco, Inc.	179,766
		576,201
Pharmacy Services — 0.3%
9,036	Express Scripts, Inc. - Class A*	403,819
Pipelines — 0.6%
22,788	Kinder Morgan, Inc.	733,090
Retail - Apparel and Shoe — 0.6%
19,453	Limited Brands, Inc.	784,928
Retail - Discount — 0.4%
6,949	Costco Wholesale Corp.	578,991
Retail - Jewelry — 0.2%
5,270	Compagnie Financiere Richemont S.A.	266,643
Retail - Major Department Stores — 0.7%
5,465	JC Penney Co., Inc.	192,095
14,265	Nordstrom, Inc.	709,113
		901,208
Retail - Restaurants — 0.2%
2,722	McDonald's Corp.	273,098
Semiconductor Components/Integrated Circuits — 0.4%
29,043	Atmel Corp.*	235,248
27,515	Taiwan Semiconductor Manufacturing Co., Ltd.	355,219
		590,467
Soap and Cleaning Preparations — 0.1%
3,216	Reckitt Benckiser Group PLC	158,793
Telecommunication Services — 0.3%
13,356	Amdocs, Ltd. (U.S. Shares)*	381,047
Television — 0.3%
15,192	CBS Corp. - Class B	412,311
Tobacco — 0.3%
5,041	Philip Morris International, Inc.	395,618
Toys — 0.1%
6,736	Mattel, Inc.	186,991
Transportation - Services — 0.7%
7,995	C.H. Robinson Worldwide, Inc.	557,891
7,293	Expeditors International of Washington, Inc.	298,721
		856,612
Wireless Equipment — 0.4%
10,478	Crown Castle International Corp.*	469,414
Total Common Stock (cost $31,775,457)		32,497,785
Purchased Options - Calls — 0%
235	SPDR S&P 500 ETF Trust (ETF) expires January 2012 exercise price $139.09	4,568
235	SPDR S&P 500 ETF Trust (ETF) expires March 2012 exercise price $138.38	11,059
Total Purchased Options - Calls (premiums paid $71,675)		15,627
Money Market — 73.5%
96,734,957	Janus Cash Liquidity Fund LLC, 0% (cost $96,734,957)	96,734,957
U.S. Treasury Notes/Bonds — 1.8%
U.S. Treasury Notes/Bonds:
1,000,000	1.0000%, 9/30/16	1,010,312
1,270,000	0.8750%, 11/30/16	1,273,870
Total U.S. Treasury Notes/Bonds (cost $2,274,371)		2,284,182
Capital Protection Agreement — 0%
1	Janus Protected Series - Growth∞,§ exercise price at 12/31/11 $8.13(cost $0)	0
Total Investments (total cost $130,856,460) – 100%		$131,532,551

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Belgium	$642,957	0.5%
Brazil	284,159	0.2%
Canada	648,167	0.5%
Curacao	291,616	0.2%
France	339,781	0.3%
Guernsey	381,047	0.3%
Ireland	660,882	0.5%
Italy	236,129	0.2%
Japan	413,333	0.3%
Netherlands	1,064,336	0.8%
Switzerland	1,226,289	0.9%
Taiwan	355,219	0.3%
United Kingdom	1,069,978	0.8%
United States††	123,918,658	94.2%
Total	$131,532,551	100.0%
††	Includes Cash Equivalents (20.7% excluding Cash Equivalents).

Financial Futures – Short

15 Contracts	S&P 500© (Emini)
	Expires March 2012, principal amount $940,270, value $939,450, cumulative appreciation	$820

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Trade Fund

PLC	Public Limited Company

SPDR	Standard & Poor’s Depositary Receipt

U.S. Shares	Shares of foreign companies trading on an American Stock Exchange

*	Non-income producing security

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

ºº Schedule of Fair Valued Securities (as of December 31, 2011)

				Value as a %
	Acquisition	Acquisition		of Investment
	Date	Cost	Value	Securities
Capital Protection Agreement	5/4/11	$ -	$ -	0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2011)

		Value as a % of Investment
	Value	Securities
Capital Protection Agreement	$ -	0.0%

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Janus Protected Series - Growth
Common Stock
Brewery	$ 364,377	$ 642,957	$ —
Food – Miscellaneous/Diversified	—	484,205	—
Life and Health Insurance	—	344,463	—
Oil Companies - Integrated	—	129,295	—
All Other	30,532,488	—	—

U.S. Treasury Notes/Bonds	—	2,284,182	—

Money Market	—	96,734,957	—
Total Investments in Securities	$ 30,896,865	$ 100,620,059	$ —
Investments in Purchased Options:	$ —	$ 15,627	$ —
Other Financial Instruments(b):	$ —	$ —	$ —

(a)	Includes fair value factors.
(b)	Other financial instruments include the capital protection agreement, futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Level 3 Valuation Reconciliation of Assets

(for the period ended December 31, 2011)

	Balance as of September 30, 2011	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Capital Protection Agreement
Janus Protected Series - Growth	$ -	$ -	$ -	$ -	$ -	$ -	$ -

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Protected Series - Growth	$ 1,012,500

Janus Research Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.9%
Apparel Manufacturers — 1.7%
646,036	Coach, Inc.	$39,434,038
3,204,400	Prada SpA*,**	14,503,001
		53,937,039
Applications Software — 2.0%
2,372,261	Microsoft Corp.	61,583,896
Athletic Footwear — 1.2%
391,573	NIKE, Inc. - Class B	37,735,890
Automotive - Cars and Light Trucks — 1.9%
4,192,852	Ford Motor Co.	45,115,087
3,040,000	Isuzu Motors, Ltd.**	14,064,198
		59,179,285
Brewery — 0.5%
404,644	SABMiller PLC**	14,240,197
Building - Residential and Commercial — 0.2%
1,293,300	MRV Engenharia e Participacoes S.A.	7,421,995
Cable/Satellite Television — 1.8%
1,352,767	Comcast Corp. - Class A	32,074,105
361,082	Time Warner Cable, Inc. - Class A	22,953,983
		55,028,088
Casino Hotels — 0.6%
1,908,928	MGM Mirage*	19,910,119
Cellular Telecommunications — 0.6%
772,979	America Movil S.A.B. de C.V. - Series L (ADR)	17,469,325
Chemicals - Diversified — 1.2%
150,332	K+S A.G.**	6,793,480
903,276	LyondellBasell Industries N.V.**	29,347,437
		36,140,917
Commercial Services - Finance — 0.6%
180,721	Visa, Inc. - Class A	18,348,603
Computer Aided Design — 0.2%
238,785	Autodesk, Inc.*	7,242,349
Computers — 2.9%
224,669	Apple, Inc.*	90,990,945
Computers - Integrated Systems — 0.2%
152,992	Teradata Corp.*	7,421,642
Computers - Memory Devices — 1.9%
2,790,991	EMC Corp.*	60,117,946
Consulting Services — 0.8%
719,219	Gartner, Inc.*	25,007,245
Containers - Metal and Glass — 0.8%
728,714	Crown Holdings, Inc.*	24,470,216
Cosmetics and Toiletries — 1.6%
547,711	Colgate-Palmolive Co.	50,603,019
Decision Support Software — 0.4%
338,756	MSCI, Inc.*	11,155,235
Dialysis Centers — 0.5%
222,734	DaVita, Inc.*	16,885,465
Distribution/Wholesale — 1.3%
1,984,683	Adani Enterprises, Ltd.	10,973,690
393,502	Fastenal Co.	17,160,622
7,130,000	Li & Fung, Ltd.	13,201,834
		41,336,146
Diversified Banking Institutions — 0.9%
449,620	JPMorgan Chase & Co.	14,949,865
829,775	Morgan Stanley	12,554,496
		27,504,361
Diversified Operations — 2.7%
1,326,649	Danaher Corp.	62,405,569
383,398	Dover Corp.	22,256,254
		84,661,823
E-Commerce/Products — 2.2%
146,460	Amazon.com, Inc.*	25,352,226
1,411,685	eBay, Inc.*	42,816,406
		68,168,632
Electronic Components - Miscellaneous — 2.1%
2,184,403	TE Connectivity, Ltd. (U.S. Shares)**	67,301,456
Electronic Components – Semiconductors — 2.4%
3,821,645	ARM Holdings PLC**	35,128,468
927,557	International Rectifier Corp.*	18,013,157
2,806,345	ON Semiconductor Corp.*	21,664,983
		74,806,608
Electronic Connectors — 0.9%
633,690	Amphenol Corp. - Class A	28,763,189
Enterprise Software/Services — 2.1%
2,580,178	Oracle Corp.	66,181,566
Finance - Credit Card — 0.2%
302,907	Discover Financial Services	7,269,768
Finance - Investment Bankers/Brokers — 0.3%
922,306	Charles Schwab Corp.	10,385,166
Food - Confectionary — 1.2%
621,473	Hershey Co.	38,394,602
Food - Miscellaneous/Diversified — 0.4%
220,515	Groupe Danone**	13,860,307
Gambling - Non-Hotel — 0.7%
1,300,290	International Game Technology	22,364,988
Hotels and Motels — 1.0%
1,097,727	Marriott International, Inc. - Class A	32,020,697
Industrial Automation and Robotics — 1.0%
207,300	Fanuc Corp.**	31,734,815
Instruments - Controls — 0.6%
665,704	Sensata Technologies Holding N.V.*,**	17,494,701
Insurance Brokers — 0.4%
302,432	AON Corp.	14,153,818
Internet Content - Entertainment — 0.2%
592,467	Zynga, Inc.*	5,575,114
Internet Gambling — 0.6%
7,351,881	Bwin.Party Digital Entertainment PLC**	18,721,019
Investment Management and Advisory Services — 0.3%
191,316	T. Rowe Price Group, Inc.	10,895,446
Life and Health Insurance — 1.0%
4,744,200	AIA Group, Ltd.	14,813,599
1,646,719	Prudential PLC**	16,325,540
		31,139,139
Machinery - General Industrial — 0.5%
177,306	Roper Industries, Inc.	15,402,572
Medical - Biomedical and Genetic — 2.1%
663,515	Celgene Corp.*	44,853,614
583,797	Vertex Pharmaceuticals, Inc.*	19,387,898
		64,241,512
Medical - Drugs — 4.0%
464,426	Abbott Laboratories	26,114,674
365,058	Allergan, Inc.	32,030,189
1,071,995	Pfizer, Inc.	23,197,972
505,345	Shire PLC**	17,599,665
593,669	Valeant Pharmaceuticals International, Inc.	27,718,405
		126,660,905
Medical - Generic Drugs — 0.5%
800,088	Mylan, Inc.*	17,169,888
Medical Instruments — 0.7%
642,140	St. Jude Medical, Inc.	22,025,402
Medical Products — 0.9%
610,549	Covidien PLC (U.S. Shares)**	27,480,810
Metal - Copper — 0.2%
319,157	First Quantum Minerals, Ltd.	6,282,865
Metal - Diversified — 0.9%
1,652,427	Ivanhoe Mines, Ltd.*	29,349,440
Metal Processors and Fabricators — 1.3%
244,228	Precision Castparts Corp.	40,246,332
Multimedia — 2.3%
2,442,626	News Corp. - Class A	43,576,448
753,549	Walt Disney Co.	28,258,087
		71,834,535
Networking Products — 1.8%
3,047,345	Cisco Systems, Inc.	55,095,998
Non-Hazardous Waste Disposal — 1.1%
1,039,250	Waste Management, Inc.	33,993,868
Oil - Field Services — 4.4%
986,841	Baker Hughes, Inc.	47,999,946
796,494	Halliburton Co.	27,487,008
769,231	Schlumberger, Ltd. (U.S. Shares)	52,546,170
560,988	Trican Well Service, Ltd.	9,666,509
		137,699,633
Oil Companies - Exploration and Production — 4.0%
351,431	Devon Energy Corp.	21,788,722
307,719	EOG Resources, Inc.	30,313,399
1,391,267	Forest Oil Corp.*	18,851,668
1,137,500	OGX Petroleo e Gas Participacoes S.A.*	8,309,332
1,052,148	Tullow Oil PLC**	22,904,035
496,374	Whitting Petroleum Corp.*	23,175,702
		125,342,858
Oil Companies - Integrated — 1.3%
421,378	Hess Corp.	23,934,270
239,522	Royal Dutch Shell PLC (ADR)**	17,506,663
		41,440,933
Oil Field Machinery and Equipment — 1.0%
444,115	National Oilwell Varco, Inc.	30,195,379
Oil Refining and Marketing — 0.3%
620,485	Reliance Industries, Ltd.	8,097,271
Pharmacy Services — 1.8%
877,548	Express Scripts, Inc. - Class A*	39,217,620
512,979	Omnicare, Inc.	17,672,127
		56,889,747
Real Estate Management/Services — 0.5%
238,646	Jones Lang LaSalle, Inc.	14,619,454
REIT - Regional Malls — 0.4%
89,463	Simon Property Group, Inc.	11,535,359
Resorts and Theme Parks — 0.1%
111,362	Marriott Vacations Worldwide Corp.*	1,910,972
Retail - Apparel and Shoe — 1.2%
962,003	Limited Brands, Inc.	38,816,821
Retail - Bedding — 1.2%
638,553	Bed Bath & Beyond, Inc.*	37,016,917
Retail - Discount — 1.4%
522,475	Costco Wholesale Corp.	43,532,617
Retail - Jewelry — 0.5%
307,010	Compagnie Financiere Richemont S.A.**	15,533,594
Retail - Major Department Stores — 1.4%
237,122	JC Penney Co., Inc.	8,334,838
686,103	Nordstrom, Inc.	34,106,180
		42,441,018
Retail - Restaurants — 1.6%
485,892	McDonald's Corp.	48,749,544
Semiconductor Components/Integrated Circuits — 3.2%
3,692,661	Atmel Corp.*	29,910,554
27,831,000	Taiwan Semiconductor Manufacturing Co., Ltd.	69,697,033
		99,607,587
Semiconductor Equipment — 1.5%
1,160,265	ASML Holdings N.V. (U.S. Shares)**	48,487,474
Soap and Cleaning Preparations — 0.4%
270,233	Reckitt Benckiser Group PLC**	13,342,975
Telecommunication Services — 1.1%
1,263,132	Amdocs, Ltd. (U.S. Shares)*,**	36,037,156
Television — 1.4%
1,591,626	CBS Corp. - Class B	43,196,730
Therapeutics — 0.6%
506,632	BioMarin Pharmaceutical, Inc.*	17,418,008
Tobacco — 2.1%
5,373	Japan Tobacco, Inc.**	25,276,491
515,070	Philip Morris International, Inc.	40,422,694
		65,699,185
Toys — 1.2%
1,303,826	Mattel, Inc.	36,194,210
Transportation - Railroad — 1.7%
498,322	Union Pacific Corp.	52,792,233
Transportation - Services — 3.2%
902,172	C.H. Robinson Worldwide, Inc.	62,953,562
486,909	United Parcel Service, Inc. - Class B	35,636,870
		98,590,432
Wireless Equipment — 1.0%
674,578	Crown Castle International Corp.*	30,221,094
Total Common Stock (cost $2,798,917,376)		3,092,816,105
Exchange - Traded Fund — 0.7%
Commodity — 0.7%
1,477,326	Sprott Physical Gold Trust (ETF) (cost $18,592,647)	20,387,099
Money Market — 0.4%
12,392,000	Janus Cash Liquidity Fund LLC, 0% (cost $12,392,000)	12,392,000
Total Investments (total cost $2,829,902,023) – 100%		$3,125,595,204

Summary of Investments by Country – (Long Positions)

December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Bermuda	$13,201,834	0.4%
Brazil	15,731,327	0.5%
Canada	93,404,318	3.0%
Curacao	52,546,170	1.7%
France	13,860,307	0.4%
Germany	6,793,480	0.2%
Gibraltar	18,721,019	0.6%
Guernsey	36,037,156	1.2%
Hong Kong	14,813,599	0.5%
India	19,070,961	0.6%
Ireland	27,480,810	0.9%
Italy	14,503,001	0.5%
Japan	71,075,504	2.3%
Jersey	17,599,665	0.6%
Mexico	17,469,325	0.6%
Netherlands	95,329,612	3.0%
Switzerland	82,835,050	2.6%
Taiwan	69,697,033	2.2%
United Kingdom	119,447,878	3.8%
United States††	2,325,977,155	74.4%
Total	$3,125,595,204	100.0%
††	Includes Cash Equivalents (74.0% excluding Cash Equivalents).

Forward Currency Contracts, Open December 31, 2011 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
British Pound 1/19/12	12,500,000	$19,405,604	$224,021
Euro 1/19/12	12,900,000	16,695,463	740,564
Japanese Yen 1/19/12	951,500,000	12,368,738	(107,456)
		48,469,805	857,129
HSBC Securities (USA), Inc.:
British Pound 2/2/12	14,100,000	21,886,254	30,646
Euro 2/2/12	11,000,000	14,237,823	99,510
Japanese Yen 2/2/12	766,000,000	9,960,219	(104,453)
		46,084,296	25,703
JPMorgan Chase & Co.:
British Pound 1/12/12	12,800,000	19,872,833	40,200
Euro 1/12/12	17,500,000	22,647,858	691,892
Japanese Yen 1/12/12	804,000,000	10,449,849	(104,889)
		52,970,540	627,203
RBC Capital Corp.:
British Pound 1/5/12	4,500,000	6,987,069	186,652
Euro 1/5/12	22,300,000	28,858,535	1,592,784
Japanese Yen 1/5/12	380,000,000	4,938,272	963
		40,783,876	1,780,399
Total		$188,308,517	$3,290,434

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011 )	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Janus Research Fund
Common Stock
Cellular Telecommunications	$—	$17,469,325	$—
Oil Companies - Integrated	23,934,270	17,506,663	—
All Other	3,033,905,847	—	—
Exchange – Traded Fund
Commodity	—	20,387,099	—
Money Market	—	12,392,000	—
Total Investments in Securities	$3,057,840,117	$67,755,087	$—
Other Financial Instruments(b):
Janus Research Fund	$—	$3,290,434	$—

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Research Fund	$ 503,683,483

Janus Triton Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 95.5%
Aerospace and Defense — 2.0%
467,845	TransDigm Group, Inc.*	$ 44,763,410
Aerospace and Defense – Equipment — 1.6%
907,120	HEICO Corp.	35,695,172
Apparel Manufacturers — 2.6%
586,955	Carter's, Inc.*	23,366,679
1,435,205	Maidenform Brands, Inc.*,£	26,264,251
141,615	Under Armour, Inc. - Class A*	10,166,541
		59,797,471
Applications Software — 1.5%
1,309,394	RealPage, Inc.*	33,088,386
Auction House - Art Dealer — 1.2%
1,207,280	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	26,656,742
Audio and Video Products — 1.4%
1,155,560	DTS, Inc.*,£	31,477,454
Auto Repair Centers — 0.4%
256,595	Monro Muffler Brake, Inc.	9,953,320
Automotive - Truck Parts and Equipment - Original — 0.5%
257,535	WABCO Holdings, Inc.*	11,177,019
Commercial Banks — 0.8%
361,365	SVB Financial Group*	17,233,497
Commercial Services — 3.8%
679,160	CoStar Group, Inc.*	45,320,347
904,215	Iron Mountain, Inc.	27,849,822
752,044	Standard Parking Corp.*	13,439,026
		86,609,195
Commercial Services - Finance — 3.2%
2,036,854	Euronet Worldwide, Inc.*	37,641,062
757,460	Global Payments, Inc.	35,888,455
		73,529,517
Computer Software — 1.3%
1,688,940	SS&C Technologies Holdings, Inc.*	30,502,256
Computers - Integrated Systems — 1.2%
788,325	Jack Henry & Associates, Inc.	26,495,603
Consulting Services — 1.0%
658,573	Gartner, Inc.*	22,898,583
Data Processing and Management — 1.0%
1,014,350	Broadridge Financial Solutions, Inc.	22,873,593
Decision Support Software — 1.8%
1,224,472	MSCI, Inc.*	40,321,863
Diagnostic Equipment — 1.8%
701,810	Gen-Probe, Inc.*	41,491,007
Diagnostic Kits — 0.6%
166,220	Idexx Laboratories, Inc.*	12,792,291
Distribution/Wholesale — 1.4%
582,440	Wesco International, Inc.*	30,875,144
Electronic Components – Semiconductors — 2.1%
884,355	Ceva, Inc.*	26,760,582
2,778,358	ON Semiconductor Corp.*	21,448,924
		48,209,506
Electronic Measuring Instruments — 2.2%
868,622	Measurement Specialties, Inc.*,£	24,286,671
572,144	Trimble Navigation, Ltd.*	24,831,050
		49,117,721
Finance - Auto Loans — 0.7%
191,643	Credit Acceptance Corp.*	15,768,386
Finance - Consumer Loans — 0.1%
220,168	Cash Store Financial Services, Inc.	1,305,596
Finance - Investment Bankers/Brokers — 1.1%
816,895	LPL Investment Holdings, Inc.*	24,947,973
Finance - Other Services — 1.7%
1,048,412	MarketAxess Holdings, Inc.	31,567,685
979,806	Netspend Holdings, Inc.*	7,946,227
		39,513,912
Food - Miscellaneous/Diversified — 0.6%
587,190	Snyders-Lance, Inc.	13,211,775
Footwear and Related Apparel — 1.4%
884,685	Wolverine World Wide, Inc.	31,530,174
Heart Monitors — 0.5%
176,241	HeartWare International, Inc.*	12,160,629
Home Furnishings — 0.7%
326,030	Tempur-Pedic International, Inc.*	17,126,356
Human Resources — 0.8%
1,623,830	Resources Connection, Inc.	17,196,360
Industrial Automation and Robotics — 1.1%
591,980	Nordson Corp.	24,377,736
Instruments - Controls — 2.2%
79,205	Mettler-Toledo International, Inc.*	11,699,370
1,453,238	Sensata Technologies Holding N.V.*	38,191,095
		49,890,465
Internet Content - Information/News — 0.3%
368,615	Bankrate, Inc.*	7,925,223
Investment Management and Advisory Services — 2.7%
700,373	Eaton Vance Corp.	16,556,818
961,481	Epoch Holding Corp.	21,373,723
479,803	Financial Engines, Inc.*	10,714,001
816,842	Gluskin Sheff + Associates, Inc.	11,957,893
		60,602,435
Machinery - General Industrial — 2.5%
344,405	Roper Industries, Inc.	29,918,462
384,890	Wabtec Corp.	26,923,056
		56,841,518
Medical - Biomedical and Genetic — 2.2%
1,134,170	Ariad Pharmaceuticals, Inc.*	13,893,582
1,083,878	Immunogen, Inc.*	12,551,307
700,775	Incyte Corp., Ltd.*	10,518,633
713,120	Seattle Genetics, Inc.*	11,919,801
		48,883,323
Medical - Generic Drugs — 0.5%
561,425	Impax Laboratories, Inc.*	11,323,942
Medical Information Systems — 1.4%
664,506	athenahealth, Inc.*	32,640,535
Medical Instruments — 2.2%
303,100	Techne Corp.	20,689,606
1,191,165	Volcano Corp.*	28,337,815
		49,027,421
Medical Products — 4.9%
392,530	Cooper Cos., Inc.	27,681,216
1,541,065	PSS World Medical, Inc.*	37,278,362
673,995	Varian Medical Systems, Inc.*	45,245,284
		110,204,862
Multimedia — 0.4%
115,895	FactSet Research Systems, Inc.	10,115,316
Oil - Field Services — 3.6%
180,170	Core Laboratories N.V.	20,530,371
1,387,740	PAA Natural Gas Storage L.P.	26,020,125
842,024	Targa Resources Corp.	34,261,957
		80,812,453
Oil Companies - Exploration and Production — 0.6%
451,695	Ultra Petroleum Corp. (U.S. Shares)*	13,383,723
Oil Field Machinery and Equipment — 2.4%
1,078,805	Dresser-Rand Group, Inc.*,**	53,843,158
Patient Monitoring Equipment — 1.4%
1,715,975	Masimo Corp.	32,062,993
Pharmacy Services — 1.3%
852,080	Omnicare, Inc.	29,354,156
Pipelines — 2.1%
715,534	Copano Energy LLC	24,471,263
468,695	DCP Midstream Partners L.P.	22,248,952
		46,720,215
Printing - Commercial — 1.9%
1,377,009	VistaPrint N.V. (U.S. Shares)*	42,136,476
Real Estate Management/Services — 0.8%
284,540	Jones Lang LaSalle, Inc.	17,430,920
Recreational Vehicles — 1.3%
527,160	Polaris Industries, Inc.	29,510,417
Retail - Automobile — 0.5%
643,071	Rush Enterprises, Inc.*,£	11,041,529
Retail - Catalog Shopping — 2.0%
620,275	MSC Industrial Direct Co. - Class A	44,380,676
Retail - Convenience Stores — 1.0%
435,035	Casey's General Stores, Inc.	22,408,653
Retail - Petroleum Products — 2.1%
1,130,016	World Fuel Services Corp.	47,438,072
Retail - Sporting Goods — 1.3%
647,250	Hibbett Sports, Inc.*	29,242,755
Semiconductor Components/Integrated Circuits — 1.2%
3,423,940	Atmel Corp.*	27,733,914
Theaters — 1.6%
2,971,930	National CineMedia, Inc. £	36,851,932
Therapeutics — 1.0%
356,000	BioMarin Pharmaceutical, Inc.*	12,239,280
725,304	Pharmacyclics, Inc.*	10,749,005
		22,988,285
Transactional Software — 1.0%
496,495	Solera Holdings, Inc.	22,113,887
Transportation - Truck — 3.2%
840,425	Landstar System, Inc.	40,273,166
802,761	Old Dominion Freight Line, Inc.*	32,535,903
		72,809,069
Virtual Reality Products — 0.8%
2,366,939	RealD, Inc.*	18,793,496
Wireless Equipment — 3.0%
1,570,450	SBA Communications Corp. - Class A*	67,466,532
Total Common Stock (cost $1,999,127,585)		2,158,675,998
Money Market — 4.9%
110,115,406	Janus Cash Liquidity Fund LLC, 0% (cost $110,115,406)	110,115,406
Total Investments (total cost $2,109,242,991) – 100.4%		2,268,791,404
Security Sold Short — (0.4)%
Common Stock Sold Short — (0.4)%
Retail - Restaurants — (0.4)%
182,165	BJ's Restaurants, Inc.*
	(proceeds $6,310,049)	(8,255,718)
Total Investments and Securities Sold Short – 100%		$ 2,260,535,686

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Canada	$53,303,954	2.4%
Netherlands	100,857,942	4.4%
United States††	2,114,629,508	93.2%
Total	$2,268,791,404	100.0%
††	Includes Cash Equivalents (88.4% excluding Cash Equivalents).

Summary of Investments by Country – (Short Positions)

December 31, 2011 (unaudited)

Country	Value	% of Securities Sold Short
United States	$(8,255,718)	100.0%
Total	$(8,255,718)	100.0%

Notes to Schedule of Investments (unaudited)

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.
*	Non-income producing security.
**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

£	The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2011.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 12/31/11
Janus Triton Fund
DTS, Inc.*	72,045	$ 2,095,454	-	$ -	$ -	$ -	$ 31,477,454
Maidenform Brands, Inc.*	264,175	5,194,843	-	-	-	-	26,264,251
Measurement Specialities, Inc.*	207,890	5,865,590	-	-	-	-	24,286,671
National CineMedia, Inc.	613,150	7,437,436	-	-	-	645,299	36,851,932
Rush Enterprises, Inc.*	37,545	593,565	-	-	-	-	11,041,529
		$ 21,186,888		$ -	$ -	$ 645,299	$ 129,921,837

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011 )

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Investments in Securities:
Janus Triton Fund
Common Stock	$2,158,675,998	$—	$—
Money Market	—	110,115,406	—
Total Investments in Securities	$2,158,675,998	$110,115,406	$—
Investments in Securities Sold Short:
Janus Triton Fund
Common Stock	$(8,255,718)	$—	$—

(a) Includes Fair Value Factors.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Triton Fund	$ 15,172,640

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.6%
Apparel Manufacturers — 0.6%
10,670,300	Prada SpA*	$48,293,402
Applications Software — 4.1%
11,704,755	Microsoft Corp.	303,855,440
Athletic Footwear — 1.7%
1,321,985	NIKE, Inc. - Class B	127,399,694
Automotive - Cars and Light Trucks — 2.1%
14,262,445	Ford Motor Co.	153,463,908
Beverages - Wine and Spirits — 1.0%
829,710	Pernod-Ricard S.A.	76,943,110
Brewery — 0%
2,820,878	Anheuser-Busch InBev N.V. - VVPR Strip*	3,650
Casino Hotels — 1.8%
12,787,492	MGM Mirage*	133,373,542
Commercial Banks — 1.7%
5,957,176	Standard Chartered PLC	130,328,256
Computers — 9.1%
1,677,409	Apple, Inc.*,**	679,350,645
Computers - Memory Devices — 3.5%
12,154,100	EMC Corp.*	261,799,314
E-Commerce/Products — 8.8%
325,750	Amazon.com, Inc.*	56,387,325
19,642,345	eBay, Inc.*	595,752,324
		652,139,649
Electronic Components - Miscellaneous — 2.3%
5,439,125	TE Connectivity, Ltd. (U.S. Shares)	167,579,441
Electronic Connectors — 1.2%
2,043,285	Amphenol Corp. - Class A	92,744,706
Enterprise Software/Services — 2.6%
7,448,712	Oracle Corp.	191,059,463
Finance - Investment Bankers/Brokers — 1.5%
9,960,454	Charles Schwab Corp.	112,154,712
Hotels and Motels — 1.4%
3,510,595	Marriott International, Inc. - Class A	102,404,056
Industrial Automation and Robotics — 4.6%
2,213,100	Fanuc Corp.	338,795,555
Life and Health Insurance — 3.6%
38,376,400	AIA Group, Ltd.	119,828,966
14,988,207	Prudential PLC	148,592,792
		268,421,758
Medical - Biomedical and Genetic — 8.5%
8,018,143	Celgene Corp.*	542,026,467
2,667,767	Vertex Pharmaceuticals, Inc.*	88,596,542
		630,623,009
Metal - Diversified — 2.0%
8,615,025	Ivanhoe Mines, Ltd. (U.S. Shares)*	152,658,243
Metal Processors and Fabricators — 2.7%
1,212,310	Precision Castparts Corp.	199,776,565
Multimedia — 4.9%
20,451,315	News Corp. - Class A	364,851,460
Oil - Field Services — 2.3%
1,669,890	Halliburton Co.	57,627,904
1,667,025	Schlumberger, Ltd. (U.S. Shares)	113,874,478
		171,502,382
Oil Companies - Exploration and Production — 2.6%
17,137,900	OGX Petroleo e Gas Participacoes S.A.*	125,190,774
2,126,375	Southwestern Energy Co.*	67,916,417
		193,107,191
Pharmacy Services — 7.3%
4,602,025	Express Scripts, Inc. - Class A*	205,664,497
6,041,773	Medco Health Solutions, Inc.*	337,735,111
		543,399,608
Resorts and Theme Parks — 0.1%
351,059	Marriott Vacations Worldwide Corp.*	6,024,172
Retail - Apparel and Shoe — 4.3%
7,945,185	Limited Brands, Inc.	320,588,215
Retail - Jewelry — 2.2%
3,196,597	Compagnie Financiere Richemont S.A.	161,736,234
Transportation - Services — 6.0%
2,458,240	C.H. Robinson Worldwide, Inc.	171,535,987
3,786,180	United Parcel Service, Inc. - Class B	277,110,514
		448,646,501
Wireless Equipment — 3.1%
5,077,480	Crown Castle International Corp.*	227,471,104
Total Common Stock (cost $6,141,176,247)		7,260,494,985
Preferred Stock — 0.3%
Direct Marketing — 0.3%
2,688,570	Zynga, Inc.- Private Placement,
	8.0000%,∞,§ (cost $37,718,258)	24,034,472
Money Market — 2.1%
152,575,760	Janus Cash Liquidity Fund LLC, 0% (cost $152,575,760)	152,575,760
Total Investments (total cost $6,331,470,265) – 100%		$7,437,105,217

Summary of Investments by Country – (Long Positions)

December 31, 2011 (unaudited)

Country	Value	% of Investment Securities
Belgium	$3,650	0.0%
Brazil	125,190,774	1.7%
Canada	152,658,243	2.1%
Curacao	113,874,478	1.5%
France	76,943,110	1.0%
Hong Kong	119,828,966	1.6%
Italy	48,293,402	0.6%
Japan	338,795,555	4.6%
Switzerland	329,315,675	4.4%
United Kingdom	278,921,048	3.8%
United States††	5,853,280,316	78.7%
Total	$7,437,105,217	100.0%
††	Includes Cash Equivalents (76.6% excluding Cash Equivalents).

Schedule of Written Options – Puts	Value
Microsoft Corp. expires January 2012 41,900 contracts exercise price $25.00 (premiums received $5,832,480)	$(1,037,783)

Notes to Schedule of Investments (unaudited)

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

VVPR Strip	The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.

∞ Schedule of Fair Valued Securities (as of December 31, 2011)

	Value	Value as a % of Total Investments
Janus Twenty Fund
Zynga, Inc. – Private Placement, 8.0000%	$ 24,034,472	0.3%

Securities are valued at “fair value” pursuant to procedures adopted by the Fund’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2011)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Twenty Fund
Zynga, Inc. – Private Placement, 8.0000%	2/17/11	$ 37,718,258	$ 24,034,472	0.3%

The Fund has registration rights for certain restricted securities held as of December 31, 2011. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Twenty Fund
Common Stock
All Other	$7,260,494,985	$-	$-

Preferred Stock	-	-	24,034,472

Money Market	-	152,575,760	-

Total Investments in Securities	$7,260,494,985	$152,575,760	$24,034,472
Other Financial Instruments(b):
Janus Twenty Fund	$-	$(1,037,783)	$-

(a) Includes Fair Valued Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2011)

	Balance as of September 30, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus Twenty Fund
Preferred Stock	$37,718,258	$-	$(13,683,786)	$-	$-	$-	$24,034,472

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Twenty Fund	$132,899,694

Janus Venture Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 94.2%
Aerospace and Defense — 1.0%
125,440	TransDigm Group, Inc.*	$12,002,099
Aerospace and Defense – Equipment — 2.0%
599,846	HEICO Corp.	23,603,940
Agricultural Chemicals — 0.9%
463,585	Intrepid Potash, Inc.*	10,490,929
Apparel Manufacturers — 3.8%
312,960	Carter's, Inc.*	12,458,938
784,045	Maidenform Brands, Inc.*	14,348,023
3,571,333	Quiksilver, Inc.*	12,892,512
74,621	Under Armour, Inc. - Class A*	5,357,042
		45,056,515
Applications Software — 1.5%
714,557	RealPage, Inc.*	18,056,855
Auction House - Art Dealer — 1.2%
653,596	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	14,431,400
Audio and Video Products — 1.9%
669,899	DTS, Inc.*	18,248,049
337,295	Skullcandy, Inc.*	4,222,933
		22,470,982
Auto Repair Centers — 0.5%
140,790	Monro Muffler Brake, Inc.	5,461,244
Coffee — 0.5%
96,700	Peet's Coffee & Tea, Inc.*	6,061,156
Commercial Services — 4.0%
147,695	Acacia Research - Acacia Technologies*	5,392,344
379,075	CoStar Group, Inc.*	25,295,675
943,371	Standard Parking Corp.*,£	16,858,040
		47,546,059
Commercial Services - Finance — 3.0%
571,090	Cardtronics, Inc.*	15,453,695
1,095,108	Euronet Worldwide, Inc.*	20,237,596
		35,691,291
Computer Services — 0.7%
679,736	LivePerson, Inc.*	8,530,687
Computer Software — 3.5%
1,083,073	Convio, Inc.*,£	11,978,788
374,330	Cornerstone OnDemand, Inc.*	6,827,779
582,566	Envestnet, Inc.*	6,967,489
918,489	SS&C Technologies Holdings, Inc.*	16,587,911
		42,361,967
Computers - Integrated Systems — 0.7%
257,760	Stratasys, Inc.*	7,838,482
Consulting Services — 1.3%
367,553	Gartner, Inc.*	12,779,818
137,620	Zillow, Inc.*	3,093,697
		15,873,515
Consumer Products - Miscellaneous — 0.6%
227,530	SodaStream International, Ltd.*	7,437,956
Data Processing and Management — 1.0%
554,435	Broadridge Financial Solutions, Inc.	12,502,509
Decision Support Software — 0.8%
306,760	MSCI, Inc.*	10,101,607
Diagnostic Equipment — 1.6%
316,621	Gen-Probe, Inc.*	18,718,634
Diagnostic Kits — 1.3%
1,047,812	Quidel Corp.*	15,853,396
Distribution/Wholesale — 2.1%
84,512	MWI Veterinary Supply, Inc.*	5,614,978
357,726	Wesco International, Inc.*	18,963,055
		24,578,033
Diversified Operations — 0.1%
867,990	Digital Domain - Private Placement∞,§	1,080,311
Electronic Components – Semiconductors — 2.5%
637,875	Ceva, Inc.*	19,302,097
531,740	International Rectifier Corp.*	10,326,391
		29,628,488
Electronic Measuring Instruments — 1.5%
641,087	Measurement Specialties, Inc.*	17,924,793
Enterprise Software/Services — 1.6%
415,693	Omnicell, Inc.*	6,867,248
409,960	Tyler Technologies, Inc.*	12,343,896
		19,211,144
Finance - Auto Loans — 0.6%
94,313	Credit Acceptance Corp.*	7,760,074
Finance - Consumer Loans — 0.3%
672,745	Cash Store Financial Services, Inc.	3,989,378
Finance - Other Services — 2.6%
515,235	Higher One Holdings, Inc.*	9,500,934
571,244	MarketAxess Holdings, Inc.	17,200,157
525,367	Netspend Holdings, Inc.*	4,260,726
		30,961,817
Food - Miscellaneous/Diversified — 0.6%
313,245	Snyders-Lance, Inc.	7,048,012
Footwear and Related Apparel — 1.4%
471,709	Wolverine World Wide, Inc.	16,811,709
Hazardous Waste Disposal — 0.5%
367,120	Heritage-Crystal Clean, Inc.*	6,079,507
Health Care Cost Containment — 0.5%
670,005	ExamWorks Group, Inc.*	6,351,647
Heart Monitors — 0.5%
94,085	HeartWare International, Inc.*	6,491,865
Human Resources — 0.8%
852,650	Resources Connection, Inc.	9,029,563
Industrial Automation and Robotics — 1.1%
322,450	Nordson Corp.	13,278,491
Internet Applications Software — 1.2%
638,082	Vocus, Inc.*	14,095,231
Internet Content - Information/News — 0.5%
116,530	Angie's List, Inc.*	1,876,133
196,975	Bankrate, Inc.*	4,234,962
		6,111,095
Investment Management and Advisory Services — 2.3%
667,102	Epoch Holding Corp.	14,829,677
258,525	Financial Engines, Inc.*	5,772,863
491,400	Gluskin Sheff + Associates, Inc.	7,193,691
		27,796,231
Machinery - General Industrial — 1.3%
217,706	Wabtec Corp.	15,228,535
Medical - Biomedical and Genetic — 2.1%
534,450	Ariad Pharmaceuticals, Inc.*	6,547,012
512,163	Immunogen, Inc.*	5,930,848
423,330	Incyte Corp., Ltd.*	6,354,183
400,270	Seattle Genetics, Inc.*	6,690,513
		25,522,556
Medical - Drugs — 0.5%
798,133	Achillion Pharmaceuticals, Inc.*	6,081,773
Medical - Generic Drugs — 0.5%
305,540	Impax Laboratories, Inc.*	6,162,742
Medical Information Systems — 1.5%
363,865	athenahealth, Inc.*	17,873,049
Medical Instruments — 3.7%
520,555	Conceptus, Inc.*	6,579,815
601,918	Endologix, Inc.*	6,910,019
203,495	Techne Corp.	13,890,569
719,595	Volcano Corp.*	17,119,165
		44,499,568
Medical Products — 1.6%
817,140	PSS World Medical, Inc.*	19,766,617
Oil - Field Services — 2.7%
734,079	PAA Natural Gas Storage L.P.	13,763,981
463,290	Targa Resources Corp.	18,851,270
		32,615,251
Oil Field Machinery and Equipment — 3.6%
585,035	Dresser-Rand Group, Inc.*	29,199,097
212,210	Dril-Quip, Inc.*	13,967,662
		43,166,759
Patient Monitoring Equipment — 1.4%
900,900	Masimo Corp.	16,833,316
Pharmacy Services — 2.2%
202,120	Catalyst Health Solutions, Inc.*	10,510,240
278,900	SXC Health Solutions Corp. (U.S. Shares)*	15,752,272
		26,262,512
Pipelines — 2.3%
385,265	Copano Energy LLC	13,176,063
297,115	DCP Midstream Partners L.P.	14,104,049
		27,280,112
Printing - Commercial — 2.0%
781,308	VistaPrint N.V. (U.S. Shares)*	23,908,025
Recreational Vehicles — 1.3%
282,966	Polaris Industries, Inc.	15,840,437
Retail - Automobile — 0.4%
276,522	Rush Enterprises, Inc.*	4,747,883
Retail - Building Products — 0.6%
421,530	Lumber Liquidators Holdings, Inc.*	7,444,220
Retail - Convenience Stores — 1.0%
237,785	Casey's General Stores, Inc.	12,248,305
Retail - Discount — 0.7%
681,083	Gordmans Stores, Inc.*	8,561,213
Retail - Petroleum Products — 2.2%
614,325	World Fuel Services Corp.	25,789,363
Retail - Sporting Goods — 1.3%
353,050	Hibbett Sports, Inc.*	15,950,799
Theaters — 1.6%
1,560,282	National CineMedia, Inc.	19,347,497
Therapeutics — 0.5%
387,749	Pharmacyclics, Inc.*	5,746,440
Transportation - Services — 1.5%
543,030	HUB Group, Inc.*	17,610,463
Transportation - Truck — 2.5%
254,458	Landstar System, Inc.	12,193,627
434,437	Old Dominion Freight Line, Inc.*	17,607,732
		29,801,359
Virtual Reality Products — 1.1%
1,729,289	RealD, Inc.*	13,730,555
Wireless Equipment — 1.6%
445,775	SBA Communications Corp. - Class A*	19,150,494
Total Common Stock (cost $937,564,941)		1,129,488,455
Warrant — 0%
Automotive - Truck Parts and Equipment - Replacement — 0%
88,303	Motorcar Parts of America, Inc. - expires 5/17/12∞,§ (cost $198,682)	883
Money Market — 5.8%

69,096,305	Janus Cash Liquidity Fund LLC, 0% (cost $69,096,305)	69,096,305
Total Investments (total cost $1,006,859,928) – 100%		$1,198,585,643

Summary of Investments by Country – (Long Positions) December 31, 2011 (unaudited)
Country	Value	% of Investment Securities
Canada	$41,366,741	3.5%
Israel	7,437,956	0.6%
Netherlands	23,908,025	2.0%
United States††	1,125,872,921	93.9%
Total	$1,198,585,643	100.0%
††	Includes Cash Equivalents (88.2% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

ºº Schedule of Fair Valued Securities (as of December 31, 2011)

	Value as a %
	of Investment
Value	Securities
Janus Venture Fund
Digital Domain - Private Placement	$1,080,311	0.1%
Motorcar Parts of America, Inc. - Private Placement - expires 5/17/12	883	0.0%
	$1,081,194	0.1%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

§ Schedule of Restricted and Illiquid Securities

(as of December 31, 2011)

	Acquisition	Acquisition		Value as a
	Date	Cost	Value	% of Net Assets
Janus Venture Fund
Digital Domain - Private Placement	7/26/07	$ 7,291,119	$1,080,311	0.1%
Motorcar Parts of America, Inc. - Private Placement - expires 5/17/12	5/17/07	198,682	883	0.0%
		$ 7,489,801	$1,081,194	0.1%

The Fund has registration rights for certain restricted securities held as of December 31, 2011. The issuer incurs all registration costs.

£	The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2011.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 12/31/11
Janus Venture Fund
Convio, Inc.*,£	-	$-	-	$-	$-	$-	$11,978,788
Genius Products, Inc.	-	-	(748,477)	37,439	(636)	-	-
Standard Parking Corp.*	-	-	-	-	-	-	16,858,040
		$-		$37,439	$(636)	$-	$28,836,828

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Venture Fund
Common Stock
Diversified Operations	$-	$-	$1,080,311
All Other	1,128,408,144	-	-

Warrant	-	883	-

Money Market	-	69,096,305	-
Total Investments in Securities	$1,128,408,144	$69,097,188	$1,080,311
(a)	Includes fair value factors.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31, 2011)

	Balance as of September 30, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus Venture Fund
Common Stock
Diversified Operations	$1,510,303	$-	$(429,992)	$-	$-	$1,080,311

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares/Principal/ Contract Amounts		Value
Common Stock — 98.4%
Aerospace and Defense — 1.2%
350,835	General Dynamics Corp.	$23,298,952
Agricultural Chemicals — 0.5%
193,785	Mosaic Co.	9,772,578
Agricultural Operations — 0.1%
24,162,415	Chaoda Modern Agriculture Holdings, Ltd. ß, ∞	1,711,153
Apparel Manufacturers — 0.5%
1,971,968	Prada SpA*,**	8,925,058
Applications Software — 0.5%
348,600	Microsoft Corp.	9,049,656
Automotive - Cars and Light Trucks — 1.3%
2,221,955	Ford Motor Co.	23,908,236
Building - Residential and Commercial — 1.9%
15,680	NVR, Inc.*	10,756,480
41,974,088	Taylor Woodrow PLC*	24,439,915
		35,196,395
Cable/Satellite Television — 1.9%
1,480,110	Comcast Corp. - Class A	35,093,408
Coal — 0.9%
1,186,810	Arch Coal, Inc.	17,220,613
Commercial Banks — 6.0%
6,492,027	Banco Bilbao Vizcaya Argentaria S.A.**	56,120,740
1,381,200	Banco do Brasil S.A.	17,556,685
1,820,504	Standard Chartered PLC	39,828,118
		113,505,543
Commercial Services — 0.7%
426,349	Aggreko PLC	13,352,368
Computer Aided Design — 1.5%
487,414	ANSYS, Inc.*	27,919,074
Computers - Integrated Systems — 0.6%
238,180	Teradata Corp.*	11,554,112
Computers - Memory Devices — 0.8%
690,710	EMC Corp.*	14,877,893
Distribution/Wholesale — 1.4%
14,264,590	Li & Fung, Ltd.	26,412,166
Diversified Banking Institutions — 7.2%
1,379,340	Citigroup, Inc.	36,290,435
1,150,010	JPMorgan Chase & Co.	38,237,833
2,326,295	Morgan Stanley	35,196,843
1,195,626	Societe Generale - Class A**	26,620,526
		136,345,637
E-Commerce/Products — 1.0%
600,385	eBay, Inc.*	18,209,677
Educational Software — 0.7%
3,896,266	Educomp Solutions, Ltd.	14,080,856
Electric - Integrated — 1.2%
1,049,663	Fortum Oyj**	22,399,439
Electronic Components - Miscellaneous — 1.4%
887,925	TE Connectivity, Ltd. (U.S. Shares)	27,356,969
Energy – Alternate Sources — 0%
7,084,652	Indiabulls Infrastructure and Power, Ltd. ∞	-
Enterprise Software/Services — 0.8%
583,740	Oracle Corp.	14,972,931
Food - Confectionary — 1.3%
404,595	Hershey Co.	24,995,879
Food - Miscellaneous/Diversified — 1.4%
777,343	Unilever N.V.**	26,728,270
Food - Wholesale/Distribution — 0.7%
7,670,625	Olam International, Ltd.	12,600,009
Heart Monitors — 0.8%
224,375	HeartWare International, Inc.*	15,481,875
Hotels and Motels — 0.7%
512,925	Accor S.A.**	13,000,021
Independent Power Producer — 1.8%
1,884,600	NRG Energy, Inc.*	34,148,952
Industrial Automation and Robotics — 1.8%
219,000	Fanuc Corp.**	33,525,926
Industrial Gases — 2.0%
356,640	Praxair, Inc.	38,124,816
Instruments - Controls — 0.5%
343,560	Sensata Technologies Holding N.V.*,**	9,028,757
Internet Content - Entertainment — 0.6%
757,915	Youku.com, Inc. (ADR)*	11,876,528
Internet Gambling — 0.7%
4,888,593	Bwin.Party Digital Entertainment PLC	12,448,439
Life and Health Insurance — 4.1%
10,300,800	AIA Group, Ltd.	32,163,887
2,711,715	Conseco, Inc.*	17,110,922
2,891,856	Prudential PLC	28,669,804
		77,944,613
Machinery - Construction and Mining — 0.8%
205,840	Joy Global, Inc.	15,431,825
Medical - Biomedical and Genetic — 4.0%
739,820	Celgene Corp.*,**	50,011,832
188,720	Regeneron Pharmaceuticals, Inc.*	10,460,750
474,195	Vertex Pharmaceuticals, Inc.*	15,748,016
		76,220,598
Medical - Drugs — 1.5%
801,024	GlaxoSmithKline PLC	18,301,764
643,700	Mitsubishi Tanabe Pharma Corp.**	10,188,780
		28,490,544
Medical - Generic Drugs — 2.0%
888,011	Mylan, Inc.*	19,056,716
475,970	Teva Pharmaceutical S.P. (ADR)	19,210,149
		38,266,865
Medical Instruments — 0.6%
352,547	St. Jude Medical, Inc.	12,092,362
Medical Products — 0.9%
245,680	Varian Medical Systems, Inc.*	16,492,498
Metal - Aluminum — 0.6%
10,070,986	Alumina, Ltd.	11,482,922
Metal - Iron — 0.7%
605,575	Cia Vale do Rio Doce (ADR)	12,989,584
Multimedia — 0.9%
972,660	News Corp. - Class A	17,352,254
Networking Products — 1.3%
1,358,665	Cisco Systems, Inc.	24,564,663
Non-Ferrous Metals — 0.8%
1,024,420	Titanium Metals Corp.	15,345,812
Office Automation and Equipment — 0.7%
302,700	Canon, Inc.**	13,413,996
Oil - Field Services — 2.1%
627,495	Baker Hughes, Inc.	30,521,357
591,557	Trican Well Service, Ltd.	10,193,250
		40,714,607
Oil Companies - Exploration and Production — 3.1%
234,975	Apache Corp.	21,284,035
396,550	Occidental Petroleum Corp.	37,156,735
		58,440,770
Oil Companies - Integrated — 4.9%
1,574,432	BG Group PLC	33,650,172
1,560,550	Petroleo Brasileiro S.A. (ADR)	38,779,667
387,457	Total S.A.**	19,805,564
		92,235,403
Oil Field Machinery and Equipment — 0.5%
177,837	Dresser-Rand Group, Inc.*	8,875,845
Pharmacy Services — 1.0%
345,370	Medco Health Solutions, Inc.*	19,306,183
Pipelines — 1.1%
511,230	Energy Transfer Equity L.P.	20,745,713
Property and Casualty Insurance — 0.9%
733,700	Tokio Marine Holdings, Inc.**	16,256,771
Real Estate Operating/Development — 1.5%
6,898,435	Hang Lung Properties, Ltd.	19,630,379
23,380,000	Shun Tak Holdings, Ltd.	8,730,284
		28,360,663
Retail - Apparel and Shoe — 1.2%
126,400	Fast Retailing Co., Ltd.**	22,996,751
Retail - Drug Store — 1.6%
921,760	Walgreen Co.	30,473,386
Retail - Major Department Stores — 1.5%
572,515	Nordstrom, Inc.	28,459,721
Rubber/Plastic Products — 0.7%
8,183,360	Jain Irrigation Systems, Ltd.	13,338,415
164,642	Jain Irrigation Systems, Ltd. (DVR)*	109,296
		13,447,711
Semiconductor Components/Integrated Circuits — 1.9%
2,199,820	Atmel Corp.*	17,818,542
7,270,000	Taiwan Semiconductor Manufacturing Co., Ltd.	18,206,224
		36,024,766
Semiconductor Equipment — 0.5%
240,453	ASML Holding N.V.**	10,105,225
Soap and Cleaning Preparations — 0.5%
202,081	Reckitt Benckiser Group PLC	9,977,914
Telecommunication Services — 1.9%
1,263,250	Amdocs, Ltd. (U.S. Shares)*	36,040,523
Telephone - Integrated — 0.5%
507,816	Telefonica S.A.**	8,796,124
Tobacco — 3.0%
11,887	Japan Tobacco, Inc.**	55,920,650
Transportation - Marine — 1.2%
3,459	A.P. Moller - Maersk Group - Class B	22,842,339
Transportation - Railroad — 1.1%
295,750	Kansas City Southern*	20,113,958
Transportation - Services — 1.5%
580,320	Expeditors International of Washington, Inc.	23,769,907
46,684	Kuehne + Nagel International A.G.	5,245,114
		29,015,021
Vitamins and Nutrition Products — 0.8%
213,950	Mead Johnson Nutrition Co. - Class A	14,704,784
Wireless Equipment — 2.1%
608,490	SBA Communications Corp. - Class A*	26,140,730
1,398,583	Telefonaktiebolaget L.M. Ericsson - Class B	14,314,827
		40,455,557
Total Common Stock (cost $2,089,180,530)		1,861,521,107
Preferred Stock — 0.7%
Automotive - Cars and Light Trucks — 0.7%
82,888	Volkswagen A.G., 0%** (cost $15,817,529)	12,415,930
Purchased Options - Calls — 0%
50,000	Chaoda Modern Agriculture Holdings, Ltd. expires January 2012 exercise price 4.0336 HKD	3
50,000	Chaoda Modern Agriculture Holdings, Ltd. expires January 2013 exercise price 4.0336 HKD	6,324
Total Purchased Options - Calls — 0% (premiums paid $674,657)		6,327
Warrant — 0.9%
Diversified Financial Services — 0.9%
2,026,056	JPMorgan Chase & Co. 10/28/18 (cost $21,780,102)	17,221,476
Total Investments (total cost $2,127,452,818) – 100%		$1,891,164,840

Summary of Investments by Country – (Long Positions)

December 31, 2011 (unaudited)

Country	Value	% of Investment Securities
Australia	$11,482,922	0.6%
Bermuda	26,412,166	1.4%
Brazil	69,325,936	3.7%
Canada	10,193,250	0.5%
Cayman Islands	13,587,681	0.7%
Denmark	22,842,339	1.2%
Finland	22,399,439	1.2%
France	59,426,111	3.1%
Germany	12,415,930	0.7%
Gibraltar	12,448,439	0.7%
Guernsey	36,040,523	1.9%
Hong Kong	60,524,550	3.2%
India	27,528,567	1.4%
Israel	19,210,149	1.0%
Italy	8,925,058	0.5%
Japan	152,302,874	8.0%
Netherlands	45,862,252	2.4%
Singapore	12,600,009	0.7%
Spain	64,916,864	3.4%
Sweden	14,314,827	0.8%
Switzerland	32,602,083	1.7%
Taiwan	18,206,224	1.0%
United Kingdom	168,220,055	8.9%
United States	969,376,592	51.3%
Total	$1,891,164,840	100.0%

Forward Currency Contracts, Open December 31, 2011 (unaudited)

Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC:
Japanese Yen 1/19/12	3,137,000,000	$40,778,486	$(354,270)

HSBC Securities (USA), Inc.:
Euro 2/2/12	22,000,000	28,475,647	287,373
Japanese Yen 2/2/12	2,745,000,000	35,692,953	(374,313)
		64,168,600	(86,940)
JPMorgan Chase & Co.:
Japanese Yen 1/12/12	804,000,000	39,004,973	(391,506)

RBC Capital Corp.:
Japanese Yen 1/5/12	380,000,000	23,430,799	4,568

Total		$167,382,858	$(828,148)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

DVR	Differential Voting Rights

PLC	Public Limited Company

U.S. Shares	Securities of foreign companies trading on an American Stock Exchange.

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

β	Security is illiquid.

∞ Schedule of Fair Valued Securities (as of December 31, 2011)

		Value as a %
		of Investment
	Value	Securities
Janus Worldwide Fund
Chaoda Modern Agriculture Holdings, Ltd.	$1,711,153	0.1%
Indiabulls Infrastructure and Power, Ltd.	-	0%

Securities are valued at “fair value” pursuant to procedures adopted by the Fund’s Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to systematic fair valuation models. Securities are restricted to resale and may not have a readily available market.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(a)	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Janus Worldwide Fund
Common Stock
Agricultural Operations	$-	$-	$1,711,153
Energy-Alternate Sources	-	-	-
Internet Content – Entertainment	-	11,876,528	-
Medical – Generic Drugs	19,056,716	19,210,149	-
Metal – Iron	-	12,989,584	-
Oil Companies - Integrated	53,455,736	38,779,667	-
All Other	1,704,441,574	-	-

Preferred Stock	-	12,415,930	-

Warrant	-	17,221,476	-

Total Investments in Securities	$1,776,954,026	$112,493,334	$1,711,153
Investments in Purchased Options: Agricultural Operations	$-	$6,327	$-
Other Financial Instruments(b):
Janus Worldwide Fund	$-	$(828,148)	$-

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets

(for the period ended December 31, 2011)

	Balance as of September 30, 2011	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/ (Sales)	Transfers In and/or Out of Level 3	Balance as of December 31, 2011
Investments in Securities:
Janus Worldwide Fund
Agricultural Operations	$ 1,606,580	$ -	$ -	$ 104,573	$ -	$ -	$ 1,711,153
Energy – Alternate Sources	-	-	-	-	-	-	-

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Janus Worldwide Fund	$400,048,527

Perkins Global Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 85.2%
Aerospace and Defense — 1.4%
13,760	General Dynamics Corp.	$ 913,802
11,545	Raytheon Co.	558,547
		1,472,349
Agricultural Chemicals — 0.8%
137,000	Nitto FC Co., Ltd.**	824,315
Applications Software — 2.7%
107,195	Microsoft Corp.	2,782,782
Beverages - Non-Alcoholic — 2.2%
33,260	PepsiCo, Inc.	2,206,801
Beverages - Wine and Spirits — 0.8%
37,270	Diageo PLC	813,929
Brewery — 1.7%
40,245	Molson Coors Brewing Co. - Class B	1,752,267
Cable/Satellite Television — 0.5%
21,135	Comcast Corp.	497,941
Cellular Telecommunications — 5.5%
24,235	Rogers Communications, Inc.	933,946
16,895	SK Telecom Co., Ltd.	2,071,716
938,986	Vodafone Group PLC	2,608,294
		5,613,956
Chemicals - Specialty — 0.4%
58,000	Nippon Fine Chemical Co., Ltd.**	385,159
Commercial Banks — 3.8%
84,020	FirstMerit Corp.	1,271,223
106,630	Glacier Bancorp., Inc.	1,282,759
18,970	Hancock Holding Co.	606,471
47,260	TCF Financial Corp.	487,723
15,425	West Coast Bancorp.*	240,630
		3,888,806
Commercial Services - Finance — 0.4%
24,740	Western Union Co.	451,752
Computers — 0.4%
14,655	Hewlett-Packard Co.	377,513
Cosmetics and Toiletries — 2.0%
35,600	Pola Orbis Holdings, Inc.**	962,287
16,165	Procter & Gamble Co.	1,078,367
		2,040,654
Dental Supplies and Equipment — 0.5%
5,800	Nakanishi, Inc.**	536,660
Diversified Operations — 0.9%
122,340	Orkla A.S.A.	913,749
Electric - Integrated — 1.7%
8,495	Entergy Corp.	620,560
26,085	GDF Suez**	712,937
12,025	PPL Corp.	353,776
		1,687,273
Electric Products - Miscellaneous — 0.8%
30,800	Icom, Inc.**	790,113
Electronic Connectors — 1.5%
17,400	Hirose Electric Co., Ltd.**	1,526,316
Electronic Measuring Instruments — 0.9%
63,200	Cosel Co., Ltd.**	899,337
Food - Miscellaneous/Diversified — 3.4%
8,258	Groupe Danone**	519,050
31,471	Nestle S.A.	1,809,834
34,484	Unilever N.V.**	1,185,703
		3,514,587
Food - Retail — 2.6%
14,340	Carrefour S.A.**	326,887
14,340	Distribuidora Internacional de Alimentacion S.A.*,**	64,858
366,496	Tesco PLC	2,295,864
		2,687,609
Internet Security — 0.2%
13,280	Symantec Corp.*	207,832
Leisure & Recreation Products — 0.2%
47,000	Sansei Yusoki Co., Ltd.**	238,817
Machinery - Pumps — 0.4%
54,000	Tsurumi Manufacturing Co., Ltd.**	400,000
Medical - Biomedical and Genetic — 1.5%
24,135	Amgen, Inc.	1,549,708
Medical - Drugs — 13.0%
30,255	Abbott Laboratories	1,701,239
87,566	GlaxoSmithKline PLC	2,000,704
40,065	Johnson & Johnson	2,627,463
41,832	Novartis A.G.	2,392,309
58,480	Pfizer, Inc.	1,265,507
10,190	Roche Holding A.G.	1,727,634
21,397	Sanofi**	1,571,395
		13,286,251
Medical - HMO — 0.8%
12,535	WellPoint, Inc.	830,444
Medical Instruments — 3.8%
58,300	As One Corp.**	1,184,941
23,700	Fukuda Denshi Co., Ltd.**	672,347
590	Medikit Co., Ltd.**	188,846
47,725	Medtronic, Inc.	1,825,481
		3,871,615
Medical Products — 0.5%
6,820	Becton, Dickinson and Co.	509,590
Metal Products - Distributors — 0.6%
82,400	Furusato Industries, Ltd.**	648,920
Metal Products - Fasteners — 0.6%
69,800	Kitagawa Industries Co., Ltd.**	662,170
Miscellaneous Manufacturing — 0.3%
30,200	Mirai Industry Co., Ltd.**	336,340
Multi-Line Insurance — 2.9%
42,495	Allstate Corp.	1,164,788
29,125	Old Republic International Corp.	269,989
51,310	Unitrin, Inc.	1,498,765
		2,933,542
Multimedia — 0.3%
8,460	Time Warner, Inc.	305,744
Networking Products — 0.9%
48,510	Cisco Systems, Inc.	877,061
Non-Hazardous Waste Disposal — 0.3%
11,815	Republic Services, Inc.	325,503
Oil Companies - Exploration and Production — 0.4%
6,190	Devon Energy Corp.	383,780
Oil Companies - Integrated — 3.7%
29,855	BP PLC (ADR)	1,276,003
48,263	Total S.A.**	2,467,050
		3,743,053
Property and Casualty Insurance — 1.5%
80,000	NKSJ Holdings, Inc.**	1,569,851
Protection - Safety — 1.0%
32,600	Secom Joshinetsu Co., Ltd.**	978,635
Publishing - Books — 1.7%
30,240	Daekyo Co., Ltd.	164,250
192,280	Reed Elsevier PLC	1,549,490
		1,713,740
Publishing - Periodicals — 0.3%
43,939	UBM PLC	325,701
Real Estate Operating/Development — 0.5%
35,470	St. Joe Co.*	519,990
REIT - Diversified — 0.6%
30,190	Weyerhaeuser Co.	563,647
REIT - Mortgage — 0.9%
36,365	Annaly Mortgage Management, Inc.	580,386
38,185	Two Harbors Investment Corp.	352,829
		933,215
Retail - Discount — 2.7%
45,455	Wal-Mart Stores, Inc.	2,716,391
Retail - Drug Store — 0.6%
18,095	Walgreen Co.	598,221
Savings/Loan/Thrifts — 3.7%
7,240	Capitol Federal Financial, Inc.	83,550
180,091	First Niagara Financial Group, Inc.	1,554,185
26,290	Investors Bancorp., Inc.*	354,389
128,740	Washington Federal, Inc.	1,801,073
		3,793,197
Schools — 0.4%
121,900	Shingakukai Co., Ltd.**	451,481
Seismic Data Collection — 0.2%
117,615	Pulse Seismic, Inc.	202,088
Steel - Producers — 0.4%
1,201	POSCO	397,885
Telecommunication Services — 0.6%
26,295	Vivendi S.A.**	575,758
Telephone - Integrated — 2.3%
76,265	AT&T, Inc.	2,306,254
Tobacco — 1.5%
5,506	British American Tobacco PLC	261,219
13,240	Imperial Tobacco Group PLC	500,581
11,211	KT&G Corp.	792,352
		1,554,152
Transportation - Services — 0.4%
40,180	PostNL N.V. **	127,912
40,180	TNT Express N.V. **	300,230
		428,142
Water — 0.4%
33,838	Suez Environment S.A.**	389,772
Wire and Cable Products — 0.2%
99,000	Nichia Steel Works, Ltd.**	249,591
Total Common Stock (cost $83,206,059)		87,041,949
Repurchase Agreement — 14.8%
15,097,000	ING Financial Markets LLC, 0.0100%, dated 12/30/11, maturing 1/3/12 to be repurchased at $15,097,017 collateralized by $1,118,068 in U.S. Government Agencies 2.225% - 5.0000%, 7/17/15 - 2/1/36 and $13,949,523 in U.S. Treasuries 0.2500% - 4.5000%, 5/31/13 - 11/15/41 with respective values of $643,673 and $14,755,366 (cost $15,097,000)	15,097,000
Total Investments (total cost $98,303,059) – 100%		$ 102,138,949

Summary of Investments by Country – (Long Positions)

December 31, 2011 (unaudited)

Country	Value	% of Investment Securities
Canada	$1,136,034	1.1%
France	6,562,849	6.4%
Japan	13,506,126	13.2%
Jersey	325,701	0.3%
Netherlands	1,613,845	1.6%
Norway	913,749	0.9%
South Korea	3,426,203	3.4%
Spain	64,858	0.1%
Switzerland	5,929,777	5.8%
United Kingdom	11,306,084	11.1%
United States††	57,353,723	56.1%
Total	$102,138,949	100.0%
††	Includes Cash Equivalents (41.3% excluding Cash Equivalents).

Forward Currency Contracts, Open December 31, 2011 Counterparty/Currency Sold and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities (USA) LLC: Japanese Yen 1/19/12	329,000,000	$4,276,736	$(37,155)
HSBC Securities (USA), Inc.: Japanese Yen 2/2/12	303,000,000	3,939,878	(41,318)
JPMorgan Chase & Co.: Euro 1/12/12	3,169,000	4,101,204	114,227
Total		$12,317,818	$35,754

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

**	A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2011)	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs
Perkins Global Value Fund Common Stock
Cellular Telecommunications	$3,542,240	$2,071,716	$—
Oil Companies – Integrated	2,467,050	1,276,003	—
Publishing - Books	1,549,490	164,250	—
Steel - Producers	—	397,885	—
Tobacco	761,800	792,352	—
All Other	74,019,163	—	—

Repurchase Agreement	—	15,097,000	—

Total Investments in Securities	$82,339,743	$19,799,206	$—
Other Financial Instruments(b)
Perkins Global Value Fund	$—	$35,755	$—

(a) Includes Fair Value Factors.

(b) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2011 is noted below.

Fund	Aggregate Value
Perkins Global Value Fund	$21,747,680

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for the Janus Asia Equity Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Market Neutral Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Select Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus International Equity Fund, Janus Overseas Fund, Janus Protected Series – Growth, Janus Protected Series – Global, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Worldwide Fund, and Perkins Global Value Fund (collectively, the “Funds” and individually, a “Fund”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers forty-five funds which include multiple series of shares, with differing investment objectives and policies. Twenty-four funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act except for Janus Contrarian Fund, Janus Forty Fund, Janus Global Market Neutral Fund, Janus Global Select Fund, and Janus Twenty Fund, which are classified as nondiversified.

Capital Protection Agreements

For Janus Protected Series – Growth and Janus Protected Series – Global (the “Janus Protected Series Funds”), the Janus Protected Series Funds have entered into Capital Protection Agreements with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”), pursuant to which the Capital Protection Provider will provide capital protection (the “Protection”), initially up to $1.5 billion for Janus Protected Series – Growth and $500 million for Janus Protected Series – Global, to protect against a decrease in the “Protected NAV” (or 80% of the highest NAV attained separately by each share class during the life of each Janus Protected Series Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items) of each share class so long as the terms and conditions of each respective Capital Protection Agreement are satisfied. Shareholders cannot transact at the Protected NAV. In order to comply with the terms of the Capital Protection Agreement, the Janus Protected Series Funds must provide certain information to the Capital Protection Provider and the Janus Protected Series Funds’ portfolio manager is required to manage each Janus Protected Series Fund within certain risk parameters on a daily basis as identified by the Capital Protection Provider based on a risk allocation methodology pursuant to which the Janus Protected Series Fund allocates its portfolio assets between two investment components: (1) the “Equity Component,” through which each Janus Protected Series Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential, and (2) the “Protection Component,” through which each Janus Protected Series Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. This risk allocation methodology factors in, among other things, market volatility, a Janus Protected Series Fund’s exposure to industries, sectors, or countries, and liquidity of the Janus Protected Series Fund’s holdings. A Janus Protected Series Fund’s asset allocation will vary over time depending on equity market conditions and the Janus Protected Series Fund’s portfolio composition. As a result, a Janus Protected Series Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds. Each Capital Protection Agreement also imposes very specific reporting and monitoring obligations on each Janus Protected Series Fund, on Janus Capital, and indirectly on the Janus Protected Series Funds’ custodian. While in some instances the Janus Protected Series Funds, Janus Capital, and the Janus Protected Series Funds’ custodian, will be afforded some opportunity to remedy certain breaches to the agreements, failure to do so within specified cure periods could result in the termination of each Capital Protection Agreement at the option of the Capital Protection Provider.

Each Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of each Janus Protected Series Fund and the Capital Protection Provider. There are numerous events that can cause each Capital Protection Agreement to terminate prior to the expiration of any effective term, including the net asset value (“NAV”) of one or more share classes of each Janus Protected Series Fund falling below its Protected NAV. In the event of termination of a Capital Protection Agreement, the Capital Protection Provider is obligated to pay any settlement owed to the Janus Protected Series Fund pursuant to the agreement on the date of termination. However, the Protection will terminate without any obligation by the Capital Protection Provider to make any payment to the Janus Protected Series Fund if the termination of the Capital Protection Agreement results from acts or omissions of the Janus Protected Series Fund, Janus Capital or certain key employees of Janus Capital, or the Janus Protected Series Fund’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act which causes a decrease of 1% or more in the NAV per share of any class of shares of the Janus Protected Series Fund. In addition, the Capital Protection Provider has the right to early terminate should the aggregate protected amount exceed the maximum settlement amount. In the event of any termination of the Capital Protection Agreement, the Janus Protected Series Fund will terminate and liquidate and the Capital Protection Provider will pay the Janus Protected Series Fund any amounts due related to the Protection. Only shareholders who hold their shares on the date that the Capital Protection Agreement terminates are entitled to receive the Protected NAV from the Janus Protected Series Fund. The Capital Protection Provider’s obligations to the Janus Protected Series Fund are subject to all of the terms, conditions, and limitations of the Capital Protection Agreement and terminate upon the triggering of the capital protection. Neither the Janus Protected Series Fund nor Janus Capital will cover any shortfall so a shareholder could lose money including amounts that would have otherwise been protected.

Pursuant to each Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection to protect each Janus Protected Series Fund against a decrease in the NAV per share for each share class of the Janus Protected Series Fund below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, the Janus Protected Series Fund pays the Capital Protection Provider, under the Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the Capital Protection Fee is based on the aggregate protected assets of the Janus Protected Series Fund rather than on the Janus Protected Series Fund’s total net assets, it can fluctuate between 0.60% and 0.75% of the Janus Protected Series Fund’s total net assets.

The Protected NAV for each share class as well as the percentage of Fund assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus websites at janus.com/allfunds, or janus.com/advisor/mutual-funds for share classes other than Class D Shares. Should a termination or liquidation event occur, shareholders who own shares of any share class on the termination date would be entitled to receive from the Janus Protected Series Fund either the Protected NAV or the then-current NAV for their share class, whichever is higher, which will include any protection amount. Please refer to the Prospectus for information regarding how the Protection works in the event it is triggered and the Janus Protected Series Fund proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter (“OTC”) markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange (“NYSE”). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value (“NAV”) is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds’ Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at December 31, 2011. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at December 31, 2011, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on swap contracts, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Funds may not use any derivative to gain exposure to an asset or class of assets prohibited by their investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to equity risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Funds may require the counterparty to post collateral if the Funds have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC’s (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a foreign currency at a future date at a negotiated rate. The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds’ custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write covered and uncovered put and call options on swap contracts (“swaptions”), futures contracts, and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term options contracts that can be maintained for a period of up to three years. The Funds may also enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended December 31, 2011 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received

Janus Global Select Fund
Options outstanding at September 30, 2011	119,777	$10,479,469
Options written	12,600	4,772,864
Options closed	(67,512)	(7,690,949)
Options expired	-	-
Options exercised	-	-
Options outstanding at December 31, 2011	64,865	$7,561,384

Janus Global Technology Fund
Options outstanding at September 30, 2011	-	$-
Options written	29,130	977,173
Options closed	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at December 31, 2011	29,130	$977,173

Janus Global Market Neutral Fund
Options outstanding at September 30, 2011	2,336	$322,175
Options written	11,454	1,714,212
Options closed	(10,046)	(1,548,079)
Options expired	(54)	(59,914)
Options exercised	(826)	(83,372)
Options outstanding at December 31, 2011	2,864	$345,022

Put Options	Number of Contracts	Premiums Received

Janus Emerging Markets Fund
Options outstanding at September 30, 2011	110	$18,753
Options written	-	-
Options closed	-	-
Options expired	(50)	(14,313)
Options exercised	(60)	(4,440)
Options outstanding at December 31, 2011	-	$-
Janus Forty Fund
Options outstanding at September 30, 2011	30,500	$4,245,600
Options written	-	-
Options closed	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at December 31, 2011	30,500	$4,245,600

Janus Global Market Neutral Fund
Options outstanding at September 30, 2011	758	$155,418
Options written	3,834	440,110
Options closed	(2,467)	(349,318)
Options expired	-	-
Options exercised	(309)	(22,569)
Options outstanding at December 31, 2011	1,816	$223,641

Janus Global Real Estate Fund
Options outstanding at September 30, 2011	3,609	$212,796
Options written	263	38,781
Options closed	-	-
Options expired	(3,609)	(212,796)
Options exercised	-	-
Options outstanding at December 31, 2011	263	$38,781

Janus Global Select Fund
Options outstanding at September 30, 2011	200,307	$38,887,996
Options written	89,770	19,990,248
Options closed	(49,207)	(12,730,827)
Options expired	(25,000)	(4,031,531)
Options exercised	-	-
Options outstanding at December 31, 2011	215,870	$42,115,886

Janus Global Technology Fund
Options outstanding at September 30, 2011	3,610	$629,054
Options written	5,075	218,225
Options closed	(3,610)	(629,054)
Options expired	-	-
Options exercised	-	-
Options outstanding at December 31, 2011	5,075	$218,225

Janus Twenty Fund
Options outstanding at September 30, 2011	41,900	$5,832,480
Options written	-	-
Options closed	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at December 31, 2011	41,900	$5,832,480

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common or preferred stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Various types of swaps such as dividend and total return swaps are described below.

Dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Funds gain exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for credit default swaps, inflation index swaps, interest rate swaps, total return swaps, and zero coupon swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds adopted the provisions for “Derivatives and Hedging,” which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

As with all investments, there are inherent risks when investing in the Janus Protected Series Funds. The Janus Protected Series Funds’ participation in their respective Capital Protection Agreements also subjects the Janus Protected Series Funds to certain risks not generally associated with equity funds, including but not limited to allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, underperformance risk and counterparty risk. For information relating to these and other risks of investing in the Janus Protected Series Funds as well as other general information about the Janus Protected Series Funds, please refer to each Janus Protected Series Fund’s Prospectuses and statement of additional information.

The Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

It is important to note that events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Funds, such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. For the Janus Protected Series Funds, redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class may fall below its Protected NAV. If this happens, it is expected that the Janus Protected Series Funds will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as possible following the event. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude each Fund’s ability to achieve its investment objective. It is impossible to predict whether or for how long these conditions will continue. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these government and regulatory measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

Janus Balanced Fund and Janus Global Market Neutral Fund may invest in bank loans, which include institutionally traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended December 31, 2011 are indicated in the table below:

Fund	Average Monthly Value	Rates
Janus Balanced Fund	$27,841,438	2.9400%-6.7500%

Borrowing

Janus Global Market Neutral Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, Janus Global Market Neutral Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Janus Global Market Neutral Fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows Janus Global Market Neutral Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Global Market Neutral Fund involves special risk considerations that may not be associated with other Funds that may only borrow for temporary or emergency purposes. Because substantially all of Janus Global Market Neutral Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of Janus Global Market Neutral Fund’s agreement with its lender, the NAV per share of Janus Global Market Neutral Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if Janus Global Market Neutral Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, Janus Global Market Neutral Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that Janus Global Market Neutral Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of Janus Global Market Neutral Fund compared with what it would have been without leverage.

Counterparties

A shareholder’s ability to receive the Protected NAV from the Janus Protected Series Funds are dependent on the Janus Protected Series Funds’ abilities to collect any settlement from the Capital Protection Provider pursuant to the terms of their respective Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider for the Janus Protected Series Funds, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

As such, the Janus Protected Series Funds’ abilities to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under each Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For the Janus Protected Series Funds, under the terms of each Capital Protection Agreements, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of the Janus Protected Series Funds, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Janus Protected Series Funds; (ii) any trade or pricing error of the Janus Protected Series Funds; and (iii) any realized or unrealized losses on any investment of the Janus Protected Series Funds in money market funds.

Emerging Market Investing

Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Funds’ performance.

Exchange-Traded Funds

The Funds may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds may invest directly in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Fund’s total return. The Funds may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds’ right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds’ decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Janus Balanced Fund and Janus Global Market Neutral Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. The Funds may pay fees such as facility fees. Such fees may affect each Fund’s return.

Initial Public Offerings

The Funds may invest in initial public offerings (“IPOs”). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. The Funds may not experience similar performance as their assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission (“SEC”), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund’s total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae’s and Freddie Mac’s assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA’s conservatorship will have on Fannie Mae’s and Freddie Mac’s debt and equities is unclear. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund’s yield and the Fund’s return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund’s sensitivity to interest rate changes and causing its price to decline.

Mortgage Dollar Rolls

Janus Global Market Neutral Fund and Janus Global Real Estate Fund may enter into “mortgage dollar rolls.” In a “mortgage dollar roll” transaction, the Funds sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Funds and underlying funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Funds’ obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds maintained in a segregated account. To the extent that the Funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers’ ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds are required to purchase may decline below the agreed upon repurchase price.

Real Estate Investing

The Funds may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities such as foreign entities that have REIT characteristics.

Repurchase and Reverse Repurchase Agreements

The Funds may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, the Funds purchase a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.”

Reverse repurchase agreements are transactions in which the Funds sell a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. Reverse repurchase agreements involve the risk that the value of securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. Additionally, such transactions are only advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Interest costs on the proceeds received in a reverse repurchase agreement may exceed the return received on the investments made by the Funds with those proceeds, resulting in reduced returns to shareholders. When the Funds enter into a reverse repurchase agreement, it is subject to the risk that the buyer (counterparty) may default on its obligations to the Funds. In the event of such a default, the Funds may experience delays, costs, and loss, all of which may reduce returns to shareholders. Investing reverse repurchase proceeds may also have a leveraging effect on the Funds’ portfolio. The Funds’ use of leverage can magnify the effect of any gains or losses; causing the Funds to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy used by the Funds will be successful.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. For the Janus Protected Series Funds, each Capital Protection Agreement is a restricted security transaction.

Securities Lending

Under procedures adopted by the Trustees, the Funds, except the Janus Protected Series Funds, may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. The Funds may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1⁄3 of their total assets as determined at the time of the loan origination. When the Funds lend their securities, they receive collateral (including cash collateral), at least equal to the value of securities loaned. The Funds may earn income by investing this collateral in one or more affiliated or nonaffiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Funds may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Funds may experience delays and costs in recovering the security or gaining access to the collateral provided to the Funds to collateralize the loan. If the Funds are unable to recover a security on loan, the Funds may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Funds. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

The borrower pays fees at the Funds’ direction to Deutsche Bank AG (the “Lending Agent”). The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations (if applicable).

The Funds did not have any securities on loan during the period.

Securities Traded on a To-Be-Announced Basis

Janus Balanced Fund, Janus Global Market Neutral Fund, and Janus Global Real Estate Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Funds sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, the Funds may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds’ losses are theoretically unlimited.

Sovereign Debt

Investments in foreign government debt securities (“sovereign debt”) can involve a high degree of risk including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which a Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds’ custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of December 31, 2011 are noted below.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Asia Equity Fund	$5,751,822	$85,914	$(783,936)	$(698,022)
Janus Balanced Fund	7,305,929,618	731,998,926	(167,884,158)	564,114,768
Janus Contrarian Fund	2,579,055,441	196,623,478	(269,057,172)	(72,433,694)
Janus Emerging Markets Fund	16,212,104	251,482	(3,495,064)	(3,243,582)
Janus Enterprise Fund	1,814,102,037	581,161,356	(70,171,074)	510,990,282
Janus Forty Fund	3,161,641,012	843,504,802	(280,888,800)	562,616,002
Janus Fund	6,735,437,444	1,112,627,587	(310,977,782)	801,649,805
Janus Global Life Sciences Fund	589,325,094	126,604,485	(41,052,352)	85,552,133
Janus Global Market Neutral Fund	35,600,609	2,279,354	(473,884)	1,805,470
Janus Global Real Estate Fund	60,394,728	3,757,324	(7,967,501)	(4,210,177)
Janus Global Research Fund	243,832,754	32,443,873	(23,038,061)	9,405,812
Janus Global Select Fund	2,731,397,428	201,916,955	(381,761,810)	(179,844,855)
Janus Global Technology Fund	732,132,429	67,040,945	(46,370,263)	20,670,682
Janus Growth and Income Fund	2,904,839,905	600,300,026	(103,246,049)	497,053,977
Janus International Equity Fund	196,696,442	15,866,389	(24,620,390)	(8,754,001)
Janus Overseas Fund	9,574,446,831	920,165,003	(2,549,840,627)	(1,629,675,624)
Janus Protected Series – Global	5,010,604	139,862	(27,520)	(112,342)
Janus Protected Series – Growth	135,106,600	437,734	(4,011,783)	(3,574,049)
Janus Research Fund	2,846,561,709	470,143,715	(191,110,220)	279,033,495
Janus Triton Fund	2,115,272,137	287,556,383	(134,037,116)	153,519,267
Janus Twenty Fund	6,338,282,377	1,723,322,781	(624,499,941)	1,098,822,840
Janus Venture Fund	1,006,591,497	268,747,384	(76,753,238)	191,994,146
Janus Worldwide Fund	2,125,246,969	116,629,303	(350,711,432)	(234,082,129)
Perkins Global Value Fund	98,836,649	9,381,558	(6,079,258)	3,302,300

Information on the tax components of securities sold short as of December 31, 2011 are as follows:

	Federal Tax Proceeds from Securities Sold Short	Unrealized (Appreciation)	Unrealized Depreciation	Net Tax (Appreciation)/ Depreciation
Janus Global Market Neutral Fund	$(9,421,657)	$(92,078)	$688,314	$596,236
Janus Global Technology Fund	(23,686,234)	(402,534)	4,623,185	4,220,651
Janus Triton Fund	(6,310,049)	(1,945,669)	-	(1,945,669)

Money Market Investments

Pursuant to the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the “Investing Funds”). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Funds’ ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended December 31, 2011, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

	Purchases	Sales	Dividend	Value
	Shares/Cost	Shares/Cost	Income	at 12/31/11
Janus Cash Liquidity Fund LLC
Janus Asia Equity Fund	$1,263,058	$(1,084,021)	$89	$441,037
Janus Balanced Fund	964,165,853	(1,093,902,000)	24,300	67,943,006
Janus Contrarian Fund	349,833,063	(763,817,117)	28,142	93,939,582
Janus Emerging Markets Fund	2,382,188	(2,856,000)	141	218,193
Janus Enterprise Fund	60,903,348	(92,540,000)	16,013	51,667,424
Janus Forty Fund	113,108,198	(98,955,198)	591	14,153,000
Janus Fund	504,994,853	(425,639,000)	113,209	451,959,484
Janus Global Life Sciences Fund	28,443,696	(27,674,731)	2,258	13,509,182
Janus Global Real Estate Fund	6,103,381	(4,981,381)	381	3,368,00
Janus Global Research Fund	11,196,634	(11,598,873)	309	689,000
Janus Global Select Fund	230,058,861	(291,689,288)	12,912	20,844,000
Janus Global Technology Fund	39,752,235	(55,869,618)	2,552	1,765,000
Janus Growth and Income Fund	381,968,659	(367,528,000)	22,669	14,440,659
Janus International Equity Fund	13,045,686	(16,607,200)	305	1,942,000
Janus Overseas Fund	146,201,838	(395,199,853)	7,610	-
Janus Protected Series - Global	5,870,000	(5,174,000)	50	696,000
Janus Protected Series - Growth	41,865,693	(22,803,000)	23,787	96,734,957
Janus Research Fund	124,478,655	(139,921,092)	2,543	12,392,000
Janus Triton Fund	258,555,176	(228,194,000)	34,878	110,115,406
Janus Twenty Fund	379,427,029	(380,796,845)	17,165	152,575,760
Janus Venture Fund	60,202,040	(62,623,000)	18,271	69,096,305
Janus Worldwide Fund	69,128,669	(81,230,696)	1,483	-
	$3,792,948,813	$(4,570,684,913)	$329,658	$1,178,489,995

Valuation Inputs Summary

In accordance with FASB guidance, the Funds utilize the "Fair Value Measurements" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds may use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2011 to value each Fund's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) on the Schedules of Investments.

The Funds adopted FASB Accounting Standards Update “Fair Value Measurements and Disclosures” (the “Update”). This Update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended December 31, 2011.

Fund	Transfers In Level 1 to Level 2	Transfers Out Level 2 to Level 1
Janus Asia Equity Fund	$24,903	$2,080,624
Janus Balanced Fund	--	71,026,652
Janus Contrarian Fund		191,282,141
Janus Emerging Markets Fund	1,169,951	3,877,611
Janus Enterprise Fund		52,325,126
Janus Forty Fund		531,964,528
Janus Fund		660,735,171
Janus Global Life Sciences Fund	--	48,690,583
Janus Global Market Neutral Fund	2,561,741	7,852,857
Janus Global Real Estate Fund	--	20,099,061
Janus Global Research Fund	--	68,818,509
Janus Global Select Fund	--	905,058,127
Janus Global Technology Fund		107,148,375
Janus Growth and Income Fund	--	56,651,040
Janus International Equity Fund	--	144,577,953
Janus Overseas Fund	178,348,646	5,243,738,184
Janus Protected Series – Growth	--	495,195
Janus Research Fund	--	335,086,393
Janus Twenty Fund	--	860,700,759
Janus Worldwide Fund	--	725,177,131
Perkins Global Value Fund	--	38,851,890

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the period.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update, “Improving Disclosures About Fair Value Measurements.” The Accounting Standards Update requires disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. This disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this Accounting Standards Update did not have any impact on each Fund’s financial position or the results of its operations.

Subsequent Events

Effective April 2, 2012, the 2.00% redemption fee charged by Janus Asia Equity Fund, Janus Emerging Markets Fund, Janus Global Life Sciences Fund, Janus Global Market Neutral Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Select Fund, Janus Global Technology Fund, Janus International Equity Fund, Janus Overseas Fund, Janus Worldwide Fund, and Perkins Global Value Fund upon the sale or exchange of Class D Shares, Class I Shares, Class R Shares, Class S Shares, or Class T Shares within 90 days of purchase or exchange is eliminated and will no longer be charged by the Funds.

Management has evaluated whether any other events or transactions occurred subsequent to December 31, 2011 and through the date of issuance of the Funds’ financial statements and determined that there were no other material events or transactions that would require recognition or disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:	/s/ Robin C. Beery
Robin C. Beery
President and Chief Executive Officer of Janus Investment Fund
(Principal Executive Officer)

Date: February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robin C. Beery
Robin C. Beery
President and Chief Executive Officer of Janus Investment Fund
(Principal Executive Officer)

Date: February 29, 2012

By:	/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal
Accounting Officer of Janus Investment Fund
(Principal Accounting Officer and Principal Financial Officer)

Date: February 29, 2012